EQUITY
FUNDS PROSPECTUS

January 28, 2009

Class A
Class C
Class I
Class R
Class S

Large Cap Growth Fund
Mid Cap Growth Fund
Enterprise Fund
Small Cap Core Fund
Value Fund*
Microcap Value Fund*

Investment Advisor: Voyageur Asset Management Inc. 100 South Fifth Street, Suite 2300 Minneapolis, Minnesota 55402-1240

Questions? Call 1-800-422-2766 or your investment representative.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

* The Value Fund and the Microcap Value Fund do not offer Class I shares.

Risk/Return Summary and Fund Expenses
This prospectus describes the equity funds (the “Funds” or each a “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.	1	Investment Objectives, Principal Investment Strategies, Principal Risks and Performance Information
	1	• Large Cap Growth Fund
	4	• Mid Cap Growth Fund
	7	• Enterprise Fund
	10	• Small Cap Core Fund
	12	• Value Fund
	16	• Microcap Value Fund
	19	Fees and Expenses

Additional Information
	25	Investing for Temporary Defensive Purposes
	25	Risk Profile of Mutual Funds
	25	Overview of Principal Risks of the Funds

Fund Management
Review this section for details on the people and organizations who oversee the Funds. The Funds are managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	26	Investment Advisor
	26	Portfolio Managers
	29	Other Service Providers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	30	Pricing of Fund Shares
	32	Purchasing and Adding to Your Shares
	37	Selling Your Shares
	40	Exchanging Your Shares
	42	Additional Shareholder Services
	43	Market Timing and Excessive Trading
	44	Disclosure of Portfolio Holdings
	45	Distribution Arrangements/Sales Charges
	48	Distribution and Service (12b-1) Fees
	49	Dividends, Distributions and Taxes
	49	Organizational Structure

Financial Highlights
50

Privacy Policy
57

Back Cover
Where to Learn More About the Funds

Risk/Return Summary and Fund Expenses

Large Cap Growth Fund

Investment Objective. Long-term capital appreciation.

Market Capitalization is a common measure of the size of a company. It is the market price of a share of the company’s stock multiplied by the number of shares that are outstanding.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of large U.S. companies each having $5 billion or more in market capitalization at the time of purchase by the Fund. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy. The Advisor uses quantitative and qualitative analysis to select stocks for the Fund’s portfolio that the Advisor believes offer attractive growth opportunities. This analysis considers factors such as liquidity, use of leverage, management strength, and the company’s ability to execute its business plan. A portion of the Fund’s assets may be invested in securities of non-U.S. companies, generally through American Depositary Receipts (“ADRs”). The Advisor will consider selling those securities which no longer meet the Fund’s criteria for investing.

A full discussion of all permissible investments can be found in the Equity Funds’ Statement of Additional Information (“SAI”).

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include active management risk, counterparty risk, foreign investment risk, general economic and market conditions risk, government intervention in financial markets risk, hedging risk, and market risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Investment Risk. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Hedging Risk. The Fund’s hedging activities, although they are designed to help offset negative movements in the markets for the Fund’s investments, may not always be successful. They may cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Advisor does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Large Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index reflects no deductions for fees, expenses or taxes. The returns for Class C, I, R and S shares may differ from the returns of Class A shares shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart1
Large Cap Growth Fund – Class A
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes and do not reflect a sales charge. If sales charges had been reflected, the returns would be less than those shown below.)

During the periods shown in the chart for the Large Cap Growth Fund:

	Quarter	Year	Returns
Best quarter:	Q4	1999	16.26%
Worst quarter:	Q4	2008	(26.94)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns after tax and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary.

Average Annual Total Returns
(for the periods ended December 31, 2008)1

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]
Class A Before Taxes[3]	(44.48)%	(7.02)%	(5.20)%	3.71%
Class A After Taxes on Distributions[3]	(44.48)%	(7.02)%	(5.40)%	3.28%
Class A After Taxes on Distributions and Sale of Shares[3]	(28.91)%	(5.83)%	(4.24)%	3.20%
Class C Before Taxes[4]	(42.06)%	(6.59)%	(5.34)%	3.28%
Class I Before Taxes	(40.91)%	(5.64)%	(4.38)%	4.40%
Class R Before Taxes[4]	(41.22)%	(6.13)%	(4.86)%	3.80%
Class S Before Taxes[5]	(40.91)%	(5.64)%	(4.38)%	4.40%
Russell 1000 Growth Index	(38.44)%	(3.42)%	(4.27)%	6.47%

1

The performance in the bar chart and table for the period from October 1, 1996 to April 19, 2004 reflects the performance of RBC Large Cap Equity Fund, the predecessor to Tamarack Large Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to October 1, 1996, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is December 31, 1990.

3	The performance for Class A shares reflects a maximum sales charge of 5.75%.

4

The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).

5

The inception date for Class S shares of the Fund is April 19, 2004. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class S shares.

Mid Cap Growth Fund

Investment Objective. Long-term capital appreciation.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of mid-sized companies. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of companies in the Russell Midcap® Growth Index at the time of purchase by the Fund. As of November 30, 2008, the range of market capitalization of companies within the Russell Midcap Growth Index was approximately $17 million to $15.4 billion. The market capitalization range of this index is subject to change. The Advisor uses quantitative and qualitative analysis to select stocks for the Fund’s portfolio that the Advisor believes offer attractive growth opportunities. This analysis considers factors such as liquidity, use of leverage, management strength, and the company’s ability to execute its business plan. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs. The Advisor will consider selling those securities which no longer meet the Fund’s criteria for investing.

A full discussion of all permissible investments can be found in the Equity Funds’ SAI.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include active management risk, counterparty risk, foreign investment risk, general economic and market conditions risk, government intervention in financial markets risk, hedging risk, market risk and mid-sized company risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Investment Risk. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Hedging Risk. The Fund’s hedging activities, although they are designed to help offset negative movements in the markets for the Fund’s investments, may not always be successful. They may cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Advisor does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Mid-Sized Company Risk. Stocks of mid-sized companies carry higher risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Mid-sized companies may be more sensitive to changes in the economy overall. Historically, mid-sized company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Mid Cap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000 Growth Index. The index reflects no deductions for fees, expenses or taxes. The returns for Class C, I, R and S shares may differ from the returns of Class A shares shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart1
Mid Cap Growth Fund – Class A
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes and do not reflect a sales charge. If sales charges had been reflected, the returns would be less than those shown below.)

During the periods shown in the chart for the Mid Cap Growth Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2001	17.95%
Worst quarter:	Q4	2008	(28.41)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns after tax and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2008)[1]

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]
Class A Before Taxes[3]	(45.08)%	(5.85)%	0.33%	8.42%
Class A After Taxes on Distributions[3]	(45.18)%	(6.60)%	(1.48)%	6.71%
Class A After Taxes on Distributions and Sale of Shares[3]	(29.18)%	(4.60)%	(0.12)%	7.07%
Class C Before Taxes[4]	(42.80)%	(5.44)%	0.17%	7.97%
Class I Before Taxes	(41.54)%	(4.47)%	1.21%	9.11%
Class R Before Taxes[4]	(41.86)%	(4.95)%	0.68%	8.51%
Class S Before Taxes[5]	(41.59)%	(4.47)%	1.21%	9.11%
Russell Midcap Growth Index	(44.32)%	(2.33)%	(0.19)%	7.82%

1

The performance in the bar chart and table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to Tamarack Mid Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is December 31, 1990.

3	The performance for Class A shares reflects a maximum sales charge of 5.75%.

4

The inception date for Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).

5

The inception date for Class S shares of the Fund is April 19, 2004. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class S shares.

Enterprise Fund

Investment Objective. Long-term growth of capital.

Principal Investment Strategies. The Fund normally invests in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000 Index. As of November 30, 2008, the highest capitalization represented in the Russell 2000 Index was $3.5 billion. The Fund’s securities portfolio will primarily consist of small capitalization companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000 Index, defined for this purpose as “micro-cap” securities.

The Fund selects stocks of companies that are selling at prices the Advisor believes are reasonable in relation to the companies’ fundamental financial characteristics and business prospects. The primary valuation ratios used to evaluate stocks are:

•	price relative to earnings

•	price relative to sales

•	price relative to assets as measured by book value

•	price relative to cash flow

The Fund normally invests for the long term, but may sell a security at any time that the Advisor considers it to be overvalued or otherwise unfavorable.

A full discussion of all permissible investments can be found in the Equity Funds’ SAI.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include active management risk, counterparty risk, general economic and market conditions risk, government intervention in financial markets risk, IPO risk, market risk and small company risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

IPO Risk. Although the Fund generally does not invest in initial public offerings (“IPOs”), in the event that it does, because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increases in Fund expenses, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. There is a risk that the Fund’s IPO holdings can be affected by substantial dilution in value, due to sales of additional shares by the IPO issuer and due to possible concentration of control in existing management and principal shareholders.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Small Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Enterprise Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership, and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index does not reflect deductions for fees, expenses or taxes. The returns for Class A, C and R shares may be lower than the returns of Class S shares shown in the bar chart and table because expenses of the classes differ and Class A and C shares have sales charges. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart
Enterprise Fund – Class S1
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes.)

During the periods shown in the chart for the Enterprise Fund:

	Quarter	Year	Returns
Best quarter:	Q2	1999	18.90%
Worst quarter:	Q4	2008	(26.13)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns after tax and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class S shares. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2008)[1]

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]
Class S Before Taxes	(38.03)%	(3.52)%	5.09%	9.70%
Class S After Taxes on Distributions	(39.27)%	(5.12)%	3.78%	7.29%
Class S After Taxes on Distributions and Sale of Shares	(23.23)%	(2.58)%	4.44%	7.52%
Class A Before Taxes[3]	(41.70)%	(4.89)%	4.21%	9.17%
Class C Before Taxes[3]	(39.17)%	(4.49)%	4.04%	8.61%
Class I Before Taxes[4]	(38.02)%	(3.51)%	5.09%	9.71%
Class R Before Taxes[3]	(38.30)%	(4.00)%	4.57%	9.16%
Russell 2000 Index[5]	(33.79)%	(0.93)%	3.02%	7.76%

1

The performance in the bar chart and table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to Tamarack Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is December 2, 1983.

3

The inception date for Class A, C and R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares). The performance for Class A shares reflects a maximum sales charge of 5.75%.

4

The inception date for Class I shares of the Fund is September 30, 2004. All performance shown for such class of shares prior to its inception date is based on the performance of Class S shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

5	The performance of this index since inception of the Fund is calculated from November 30, 1983.

Small Cap Core Fund

Investment Objective. Long-term growth of capital.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this 80% policy. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000 Index at the time of initial purchase by the Fund. As of November 30, 2008, the market capitalization range of the Russell 2000 Index was $2 million to $3.5 billion. The Fund generally invests in stocks listed on national or regional exchanges or listed over-the-counter (on NASDAQ) with prices quoted daily in the financial press.

The Fund selects stocks of companies that are selling at prices the Advisor believes are reasonable in relation to the companies’ fundamental financial characteristics and business prospects. The primary valuation ratios used to evaluate stocks are:

•	price relative to earnings

•	price relative to sales

•	price relative to assets as measured by book value

•	price relative to cash flow

The Fund normally invests for the long-term, but may sell a security at any time that the Advisor considers it to be overvalued or otherwise unfavorable.

A full discussion of all permissible investments can be found in the Equity Funds’ SAI.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include active management risk, counterparty risk, general economic and market conditions risk, government intervention in financial markets risk, IPO risk, market risk and small company risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

IPO Risk. Although the Fund generally does not invest in initial public offerings (“IPOs”), in the event that it does, because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increases in Fund expenses, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. There is a risk that the Fund’s IPO holdings can be affected by substantial dilution in value, due to sales of additional shares by the IPO issuer and due to possible concentration of control in existing management and principal shareholders.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Small Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Small Cap Core Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership, and represents approximately 10% of the total market capitalization of the Russell 3000 Index. This index reflects no deduction for fees, expenses or taxes. The returns for Class A, C and R shares may be lower than the returns of Class S shares shown in the bar chart and table because expenses of the classes differ and Class A and C shares have sales charges. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart
Small Cap Core Fund – Class S1
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes.)

During the periods shown in the chart for the Small Cap Core Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2003	18.64%
Worst quarter:	Q4	2008	(26.15)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns after tax and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class S shares. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2008)[1]

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]
Class S Before Taxes	(32.47)%	(1.74)%	4.20%	8.34%
Class S After Taxes on Distributions	(33.85)%	(3.78)%	2.66%	6.85%
Class S After Taxes on Distributions and Sale of Shares	(19.45)%	(1.10)%	3.66%	7.21%
Class A Before Taxes[3]	(36.54)%	(3.19)%	3.30%	7.69%
Class C Before Taxes[3]	(33.75)%	(2.71)%	3.17%	7.27%
Class I Before Taxes[4]	(32.52)%	(1.75)%	4.19%	8.33%
Class R Before Taxes[3]	(32.85)%	(2.24)%	3.68%	7.80%
Russell 2000 Index[5]	(33.79)%	(0.93)%	3.02%	7.75%

1

The performance in the bar chart and table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to Tamarack Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is August 5, 1991.

3

The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares). The performance for Class A shares reflects a maximum sales charge of 5.75%.

4

The inception date for Class I shares of the Fund is August 2, 2007. All performance shown for such class of shares prior to its inception date is based on the performance of Class S shares of the Fund, adjusted to reflect the fees and expenses of Class I shares, as applicable.

5	The performance of this index since inception of the Fund is calculated from July 31, 1991.

Value Fund

Investment Objective. Long-term growth of capital and income.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements

•	stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics

The Fund normally invests for the long-term, but may sell a security at any time that the Advisor considers it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion (and there is no maximum) at time of purchase.

A full discussion of all permissible investments can be found in the Equity Funds’ SAI.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include active management risk, counterparty risk, general economic and market conditions risk, government intervention in financial markets risk, IPO risk, market risk, mid-sized company risk and small company risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

IPO Risk. Although the Fund generally does not invest in initial public offerings (“IPOs”), in the event that it does, because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increases in Fund expenses, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. There is a risk that the Fund’s IPO holdings can be affected by substantial dilution in value, due to sales of additional shares by the IPO issuer and due to possible concentration of control in existing management and principal shareholders.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Mid-Sized Company Risk. Stocks of mid-sized companies carry higher risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Mid-sized companies may be more sensitive to changes in the economy overall. Historically, mid-sized company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Small Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Value Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The index reflects no deductions for fees, expenses or taxes. The returns for Class A, C and R shares may be lower than the returns of Class S shares shown in the bar chart and table because expenses of the classes differ and Class A and C shares have sales charges. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart
Value Fund – Class S1
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes.)

During the periods shown in the chart for the Value Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2003	15.81%
Worst quarter:	Q4	2008	(21.10)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns after tax and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class S shares. After-tax returns for other classes will vary.

Average Annual Total Returns
(for the periods ended December 31, 2008)1

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]
Class S Before Taxes	(36.35)%	(2.23)%	0.19%	9.21%
Class S After Taxes on Distributions	(36.59)%	(4.43)%	(1.54)%	7.55%
Class S After Taxes on Distributions and Sale of Shares	(23.33)%	(1.19)%	0.20%	7.87%
Class A Before Taxes[3]	(40.17)%	(3.63)%	(0.65)%	8.67%
Class C Before Taxes[3]	(37.60)%	(3.21)%	(0.81)%	8.12%
Class R Before Taxes[3]	(36.69)%	(2.73)%	(0.31)%	8.66%
Russell 1000 Value Index	(36.85)%	(0.79)%	1.36%	10.55%

1

The performance in the bar chart and table for the period from September 30, 1984 to April 19, 2004 reflects the performance of Babson Value Fund, the predecessor to Tamarack Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is September 30, 1984.

3

The inception date for Classes A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares). The performance for Class A shares reflects a maximum sales charge of 5.75%.

Microcap Value Fund

Investment Objective. Long-term growth of capital.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in microcap value stocks. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). At the close of business on December 31, 2008 this “upper limit” was approximately $323 million. The “upper limit” is updated annually. The Fund defines “value stocks” primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund’s portfolio if they meet the “microcap stock” and “value stock” criteria described above; are issued by companies which have reported net income for the twelve month period prior to purchase of the stock; are priced above $5.00 per share, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year.

Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

A full discussion of all permissible investments can be found in the Equity Funds’ SAI.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include active management risk, counterparty risk, general economic and market conditions risk, government intervention in financial markets risk, market risk and small company risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

Small Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Microcap Value Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects no deductions for fees, expenses or taxes. The returns for Class A, C and R shares may be lower than the returns of Class S shares shown in the bar chart and table because expenses of the classes differ and Class A and C shares have sales charges. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart
Microcap Value Fund – Class S1
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes.)

During the periods shown in the chart for the Microcap Value Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2003	25.52%
Worst quarter:	Q4	2008	(29.79)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns after tax and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after tax-returns for Class S shares. After-tax returns for other classes will vary.

Average Annual Total Returns
(for the periods ended December 31, 2008)1

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]
Class S Before Taxes	(39.36)%	(2.31)%	5.31%	7.43%
Class S After Taxes on Distributions	(40.23)%	(3.43)%	4.14%	5.72%
Class S After Taxes on Distributions and Sale of Shares	(24.52)%	(1.61)%	4.54%	5.86%
Class A Before Taxes[3]	(42.99)%	(3.69)%	4.43%	6.86%
Class C Before Taxes[3]	(40.55)%	(3.28)%	4.26%	6.36%
Class R Before Taxes[3]	(39.71)%	(2.81)%	4.78%	6.89%
Russell 2000 Value Index[4]	(28.92)%	0.27%	6.11%	8.91%

1

The performance in the bar chart and table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to Tamarack Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is September 10, 1987.

3

The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares). The performance for Class A shares reflects a maximum sales charge of 5.75%.

4	The performance of this index since inception of the Fund is calculated from August 31, 1987.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tamarack Equity Funds. The term “offering price” includes the front-end sales load.

Large Cap Growth Fund

	Class A	Class C	Class I	Class R	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees[5]	0.25%	1.00%	None	0.50%	None
Other expenses[6]	0.46%	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%	1.66%	1.16%
Fee waiver/expense reimbursement[7]	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Net annual fund operating expenses	1.25%	2.00%	1.00%	1.50%	1.00%

Mid Cap Growth Fund

	Class A	Class C	Class I	Class R	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees[5]	0.25%	1.00%	None	0.50%	None
Other expenses[6]	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.44%	2.19%	1.19%	1.69%	1.19%
Fee waiver/expense reimbursement[7]	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Net annual fund operating expenses	1.35%	2.10%	1.10%	1.60%	1.10%

Enterprise Fund

	Class A	Class C	Class I	Class R	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution (12b-1) fees[5]	0.25%	1.00%	None	0.50%	None
Other expenses[6]	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.56%	2.31%	1.31%	1.81%	1.31%
Fee waiver/expense reimbursement[7]	(0.23)%	(0.23)%	(0.23)%	(0.23)%	(0.23)%
Net annual fund operating expenses	1.33%	2.08%	1.08%	1.58%	1.08%

Small Cap Core Fund

	Class A	Class C	Class I	Class R	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution (12b-1) fees[5]	0.25%	1.00%	None	0.50%	None
Other expenses[6]	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	2.02%	2.77%	1.77%	2.27%	1.77%
Fee waiver/expense reimbursement[7]	(0.47)%	(0.47)%	(0.47)%	(0.47)%	(0.47)%
Net annual fund operating expenses	1.55%	2.30%	1.30%	1.80%	1.30%

Value Fund

	Class A	Class C	Class R	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees[5]	0.25%	1.00%	0.50%	None
Other expenses[6]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.48%	2.23%	1.73%	1.23%
Fee waiver/expense reimbursement[7]	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Net annual fund operating expenses	1.28%	2.03%	1.53%	1.03%

Microcap Value Fund

	Class A	Class C	Class R	Class S
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees[5]	0.25%	1.00%	0.50%	None
Other expenses	0.35%	0.35%	0.35%	0.35%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.76%	1.26%
Fee waiver/expense reimbursement[7]	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Net annual fund operating expenses	1.32%	2.07%	1.57%	1.07%

1

Sales charges decline for purchases of $25,000 or more. See “Distribution Arrangements/Sales Charges — Front-End Sales Charges,” below. This sales charge will be waived for (i) accounts invested through wrap programs in which the Tamarack Funds participate and (ii) accounts that transferred to a Tamarack Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization.

2

A 1.00% contingent deferred sales charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more on which no initial sales charge was paid. See “Distribution Arrangements/Sales Charges — Contingent Deferred Sales Charges” below.

3	A 1.00% CDSC is imposed on redemptions of Class C shares made within 12 months of purchase. See “Distribution Arrangements/Sales Charges — Contingent Deferred Sales Charges,” below.

4

A 2.00% fee is imposed on redemptions or exchanges within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (i) shares purchased through reinvested distributions (dividends and capital gains); (ii) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans); (iii) shares redeemed in accordance with the systematic redemption plan or monthly exchange program; (iv) redemptions following the death or disability of a shareholder (of which the Fund has been notified); or (v) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment adviser’s asset allocation program (not at the direction of the investment adviser’s client). The redemption fee will be deducted from the proceeds that result from the order to sell or exchange. See “Shareholder Information/Market Timing and Excessive Trading — Redemption Fee,” below. Additionally, a $10 fee will be imposed on non-periodic withdrawals or terminations from Tamarack IRAs, and a $15 fee will be imposed on non-periodic withdrawals or terminations from Tamarack Keogh plans. A $10 fee is imposed on wire redemptions.

5

Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the NASD. Under the 12b-1 plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

6	Other expenses include indirect fees and expenses of acquired funds less than 0.01%.

7

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of all Tamarack Equity Funds to the levels listed above under Net Annual Fund Operating Expenses. This expense limitation agreement is in place February 1, 2009 until January 31, 2010. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. Voyageur may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

Example: These Examples are intended to help you compare the cost of investing in the Equity Funds with the cost of investing in other mutual funds. The Examples assume:

•	a $10,000 investment

•	5% annual return and reinvestment of dividends and distributions

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Large Cap Growth Fund

	Class A	Class C	Class I	Class R	Class S
One Year After Purchase	$695	$303	$102	$153	$102
Three Years After Purchase	$1,031	$661	$353	$508	$353
Five Years After Purchase	$1,389	$1,145	$623	$887	$623
Ten Years After Purchase	$2,395	$2,480	$1,395	$1,952	$1,395
One Year After Purchase*	$695	$203	$102	$153	$102

(*assume you retain and do not redeem your shares at end of period)

Mid Cap Growth Fund

	Class A	Class C	Class I	Class R	Class S
One Year After Purchase	$705	$313	$112	$163	$112
Three Years After Purchase	$1,046	$677	$369	$524	$369
Five Years After Purchase	$1,410	$1,166	$646	$909	$646
Ten Years After Purchase	$2,431	$2,517	$1,435	$1,990	$1,435
One Year After Purchase*	$705	$213	$112	$163	$112

(*assume you retain and do not redeem your shares at end of period)

Enterprise Fund

	Class A	Class C	Class I	Class R	Class S
One Year After Purchase	$703	$311	$110	$161	$110
Three Years After Purchase	$1,068	$699	$393	$547	$393
Five Years After Purchase	$1,456	$1,214	$696	$959	$696
Ten Years After Purchase	$2,542	$2,628	$1,559	$2,108	$1,559
One Year After Purchase*	$703	$211	$110	$161	$110

(*assume you retain and do not redeem your shares at end of period)

Small Cap Core Fund

	Class A	Class C	Class I	Class R	Class S
One Year After Purchase	$724	$333	$132	$183	$132
Three Years After Purchase	$1,178	$815	$511	$664	$511
Five Years After Purchase	$1,658	$1,423	$915	$1,172	$915
Ten Years After Purchase	$2,978	$3,065	$2,045	$2,569	$2,045
One Year After Purchase*	$724	$233	$132	$183	$132

(*assume you retain and do not redeem your shares at end of period)

Value Fund

	Class A	Class C	Class R	Class S
One Year After Purchase	$698	$306	$156	$105
Three Years After Purchase	$1,047	$678	$525	$371
Five Years After Purchase	$1,420	$1,177	$920	$656
Ten Years After Purchase	$2,463	$2,549	$2,024	$1,471
One Year After Purchase*	$698	$206	$156	$105

(*assume you retain and do not redeem your shares at end of period)

Microcap Value Fund

	Class A	Class C	Class R	Class S
One Year After Purchase	$702	$310	$160	$109
Three Years After Purchase	$1,057	$688	$536	$381
Five Years After Purchase	$1,435	$1,193	$936	$673
Ten Years After Purchase	$2,495	$2,580	$2,057	$1,506
One Year After Purchase*	$702	$210	$160	$109

(*assume you retain and do not redeem your shares at end of period)

Additional Information

Investing for Temporary Defensive Purposes

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. If a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Risk Profile of Mutual Funds

Overview of Principal Risks of the Funds

	Market Risk	Active Management Risk	Foreign Investment Risk	Mid-Sized Company Risk	Small Company Risk	Hedging Risk	IPO Risk
Large Cap Growth Fund	X	X	X			X
Mid Cap Growth Fund	X	X	X	X		X
Enterprise Fund	X	X			X		X
Small Cap Core Fund	X	X			X		X
Value Fund	X	X		X	X		X
Microcap Value Fund	X	X			X

More information on these and other risks can be found in the “Principal Risks” sections under each Fund summary in this prospectus and in the Equity Funds’ SAI.

Fund Management

Investment Advisor

The Funds are advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”). Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and 46 other countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2008, Voyageur’s investment team managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2008 as follows:

Large Cap Growth Fund	0.70%[1]
Mid Cap Growth Fund	0.70%[1]
Enterprise Fund	0.96%[1,2]
Small Cap Core Fund	1.18%[1,2]
Value Fund	0.85%[1]
Microcap Value Fund	0.90%[1]

1

The Advisor has contractually agreed to waive or limit fees February 1, 2009 through January 31, 2010, in order to maintain net annual fund operating expenses of the Funds as set forth under “Fees and Expenses”.

2

Pursuant to the Investment Advisory Agreements, Enterprise Fund and Small Cap Core Fund each pay a contractual fee as follows: 1.40% of each Fund’s average net assets of $30 million or less and 0.90% of net assets over $30 million.

Information regarding the factors considered by the Board of Trustees of the Funds in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be provided in the Funds’ Semi-Annual Report for the period ending March 31, 2009.

Portfolio Managers

Voyageur is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Large Cap Growth Fund: Team Co-Managed
Nancy M. Scinto	Tamarack Funds CIO – Equity Products, Director of Growth Equity Investments, Managing Director, Sr. Portfolio Manager	Co-PM since 1/2003	24 years	MBA DePaul University, BS Governors State University	Managing Director, Chief Investment Officer – Equity Products, Director of Growth Equity Investments, Senior Portfolio Manager at Voyageur since 1999.

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Steve Rusnak	Vice President, Sr. Portfolio Manager	Co-PM since 1/2003	23 years	MBA and BA Economics Steven M Ross School of Business – University of Michigan. CFA Member	Vice President, Senior Portfolio Manager, Senior Equity Analyst at Voyageur since 1999.
Mid Cap Growth Fund: Team Co-Managed
Nancy M. Scinto	Tamarack Funds CIO – Equity Products, Director of Growth Equity Investments, Managing Director, Sr. Portfolio Manager	Co-PM since 1/2004	24 years	MBA DePaul University, BS Governors State University	Managing Director, Chief Investment Officer – Equity Products, Director of Growth Equity Investments, Senior Portfolio Manager at Voyageur since 1999.

Gordon Telfer	Head of Growth Equities	Co-PM since 7/2008	22 years	Stock Exchange Diploma: Herriott Watt University	Head of Growth Equities, Managing Director, Senior Portfolio Manager at Voyageur since 2004. Senior Portfolio Manager, Alliance Capital Management 2000-2003.
Enterprise Fund: Team Managed with Lead
Lance James	Managing Director Sr. Portfolio Manager	Lead since 1/1999	28 years	MBA Finance Wharton School of Business-University of Pennsylvania, AB Economics – Princeton University	Managing Director, Senior Portfolio Manager at Voyageur since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986–2006.

George Prince	Portfolio Manager	Co-Manager since 1/2007	11 years	BA Yale University	Portfolio Manager, Senior Equity Analyst at Voyageur since 2006. Senior Equity Analyst, Eagle Asset Management, 2004–2006. Analyst, Babson Capital Management, 2002–2004.

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Small Cap Core Fund: Team Managed with Lead
Lance James	Managing Director Sr. Portfolio Manager	Lead since 1991	28 years	MBA Finance Wharton School of Business – University of Pennsylvania, AB Economics – Princeton University	Managing Director, Senior Portfolio Manager at Voyageur since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986–2006.
Value Fund: Team Co-Managed
Bruce W. Kaser	Sr. Portfolio Manager	Co-PM since 1/2007	23 years	MBA University of Chicago, BS Miami University (Ohio), CFA Member	Senior Portfolio Manager at Voyageur since 2007. Senior Large Cap Value Portfolio Manager, Freedom Capital Management, 2000–2007.

Stuart A. (Sam) Lippe	Sr. Portfolio Manager	Co-PM since 1/2007	29 years	MBA New York University, BS Cornell University	Senior Portfolio Manager at Voyageur since 2007. Senior Large Cap Value Portfolio Manager, Freedom Capital Management, 2001–2007.
Microcap Value Fund: Team Managed with Lead – Quantitative Strategy
Nancy M. Scinto	Tamarack Funds CIO – Equity Products, Director of Growth Equity Investments, Managing Director, Sr. Portfolio Manager	Lead PM since 7/2008 Team PM since 1/2006	24 years	MBA DePaul University, BS Governors State University	Managing Director, Chief Investment Officer – Equity Products, Director of Growth Equity Investments, Senior Portfolio Manager at Voyageur since 1999.

Lance James	Managing Director Sr. Portfolio Manager	Team PM since 1/2009	28 years	MBA Finance Wharton School of Business – University of Pennsylvania, AB Economics – Princeton University	Managing Director, Senior Portfolio Manager at Voyageur since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986–2006.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Equity Funds’ SAI.

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to the Funds.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), located at 760 Moore Road, King of Prussia, PA 19406, provides certain administrative and fund accounting services to the Funds.

Distributor. Tamarack Distributors Inc. (“Distributor”), located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is the distributor of the Funds’ shares. The firm is a member of Financial Industry Regulatory Authority, and (like Voyageur) is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Dividend Paying Agent and Transfer Agent. Boston Financial Data Services, Inc. (“BFDS”), a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, Missouri 64105, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated

The per share net asset value (“NAV”) of each class of shares of each Fund is calculated by adding the total value of the Fund’s investment and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	NAV is calculated separately for each class of shares.

2.	You can find many Funds’ NAV daily in The Wall Street Journal and in other newspapers or they are available at www.voyageur.net or by calling 1-800-422-2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares
Outstanding

The per share NAV for each Fund is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or on days the primary trading markets for the Funds’ portfolio instruments are open.

Your order for purchase, sale or exchange of shares is generally priced at the next NAV calculated after your order is received in good order by the Fund’s transfer agent. For example: If you place a purchase order to buy shares of a Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next following business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the Funds may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is an adequate market to meet purchase, redemption, and exchange requests.

Valuation of Portfolio Securities

On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Funds’ securities, other than short-term debt obligations, are generally valued at current market prices. The Pricing and Valuation Procedures generally require fixed income securities to be priced by approved pricing agents and equity securities to be priced by readily available market quotations. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available or available prices do not accurately reflect the value of the securities, Board approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies will be used in situations such as the following: a price is determined to be stale (that is, it cannot be valued using the standard pricing method because a recent sale price, bid and asked quotation or other applicable pricing indicator is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the Exchange; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and close of the Exchange, when a Fund’s NAV is typically calculated.

Purchasing and Adding to Your Shares

You may purchase shares of the Funds through the Funds’ Distributor or through investment representatives at banks, brokers and other financial intermediaries, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

Minimum Initial Investment

Account Type	Amount
Regular	$1,000
IRA and Uniform Transfer/Gifts to Minors Accounts	$250
By exchange[2] from Another Tamarack Fund into a regular account	$1,000
By exchange[2] from another Tamarack Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$100
Class I: Regular – Institutions or Individuals	$250,000
Class I: Through qualified retirement benefit plans	$0

Minimum Additional Investment

Investment Type	Amount
By telephone or mail	$100
By wire	$1,000
By Internet (see instructions for purchasing and adding to your shares)	$100
By exchange[2] from Another Tamarack Fund into a regular account	$1,000
By exchange[2] from another Tamarack Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$50

[1]

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

[2]

The following Tamarack Funds are eligible for exchanges: the Tamarack Equity Funds listed in this prospectus; the Tamarack Fixed Income Funds (Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund); and the Prime Money Market Fund.

Additional Policies About Transactions

The Funds cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases must be in U.S. dollars. Third-party checks, starter checks and credit card convenience checks are not accepted.

A Fund may waive its minimum purchase requirement. A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the Tamarack Funds will automatically be granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Funds. If you call the Funds, the Funds’ representative may request personal identification and may tape record the call.

Class A and Class C Eligibility. Class A and Class C shares are available to investors who meet the minimum initial investment requirements. Class C shares are no longer offered to new employer-sponsored retirement plans.

Class I Eligibility. Class I shares are available in the Large Cap Growth Fund, Mid Cap Growth Fund, Enterprise Fund, and Small Cap Core Fund and are offered to institutions or individuals with a $250,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans.

Class R Eligibility. Class R shares are available to investors only through participation in employer-sponsored retirement programs for which omnibus or program-level accounts are held on the books of the Funds. These programs include 401(a) plans (such as defined benefit, profit sharing, money purchase and 401(k) plans), 403(b)(7) plans, 457 plans and non-qualified deferred compensation plans.

Class S Eligibility. Class S shares are available to investors purchasing shares directly through the Fund or its agent, BFDS.

IRA and Keogh Account Maintenance Fees. A $10 annual maintenance fee is charged on all IRA accounts. Multiple IRA accounts associated with a single social security number are charged only one $10 fee. A $15 annual maintenance fee is charged on all Keogh accounts. Multiple Keogh accounts associated with a single social security number are charged only one $15 fee. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Tamarack Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ privacy policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, for others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

Instructions for Opening an Account

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

By Mail	Initial Purchases and All Correspondence Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1. Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to “Tamarack Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

3. Mail or courier application and payment to the applicable address above.

By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided for the purchase of Class S shares. This option is available only for Class S shares.
By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For ______ Fund AC = 9870326213 Please provide: Your account number and account name

Call 1-800-422-2766 to obtain an account number, instructions for sending your account application to the Funds, and instructions for your bank to wire your investment. After confirming that the Funds have received your application, contact your bank to wire your investment (you must include the Funds’ banking instructions and your account number).

By Exchange from Another Tamarack Fund	1-800-422-2766 or www.voyageur.net (Class S exchanges only)

If you already have an account with us and your account is authorized for telephone exchanges (or on-line exchanges for Class S shares), you may open an account in an eligible Tamarack Fund by exchanging shares from another Tamarack Fund. The eligible Funds are the Tamarack Equity Funds listed in this prospectus, Tamarack Quality Fixed Income Fund, Tamarack Tax-Free Income Fund and Prime Money Market Fund. The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Questions?
Call 1-800-422-2766 or your
investment representative.

Instructions for Purchasing and Adding to Your Shares

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments ($100 minimum) by telephone. After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	Subsequent Purchases — Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1. Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:

       • Account name and account number

      • Fund name

      • Share class

2. Make check, bank draft or money order payable to “Tamarack Funds” and include your account number on the check. Your investment must meet the $100 minimum additional investment requirement.

3. Mail or courier stub and payment to the applicable address above.

By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For ______ Fund AC = 9870326213 Please provide: Your account number and account name

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to UMB Bank.

By Exchange from Another Tamarack Fund	Please refer to the information under “Exchanging Your Shares” below.
By Internet

For the purchase of Class S shares only, you may visit the Funds’ website,
www.voyageur.net, and follow the instructions provided. There is a $100 minimum for additional investments through the website.

Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required.

Questions?
Call 1-800-422-2766 or your
investment representative.

You can also add to your account using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account. You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required. Automatic monthly investments are not available for Class I shares.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Distributions

Dividends and distributions of less than $10 will be automatically reinvested. Dividends and distributions of $10 or more will also be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution expenses. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes”).

Selling Your Shares

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may withdraw from your account at any time in the following amounts:

	•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*

	•	any amount for redemptions requested by mail with a Medallion signature guarantee

	•	any amount up to $50,000 for Fund website redemptions (Class S shares only)

	•	$1,000 or more for redemptions wired to a bank or similar account ($10 fee)**

	•	$50 or more for redemptions by a systematic redemption plan (there may be a fee) (this option is not available for Class I shares)

	•	$1,000 or more for exchanges to another eligible Tamarack Fund (this option is not available for Class I shares)

	•	$100 or more for redemptions by automatic monthly exchange to another eligible Tamarack Fund

	•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

	•	up to $50,000 by telephone (for authorized accounts)

*

A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

**	A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

Shares redeemed within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares so redeemed. (See “Market Timing and Excessive Trading — Redemption Fee” below.) The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

Instructions for Selling Shares (Redemptions)

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name(s) of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1. In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

2. Mail or courier the letter to the applicable address above.

By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before 4:00 Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

By Internet

Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. Provided you have previously registered, you may withdraw up to $50,000 through the website. This option is only available to Class S shareholders.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until you or the Fund cancel the plan. Depending upon how long you have held your shares, redemption fees and contingent deferred sales charges may apply. Systematic Redemption Plans are not available for Class I shares.

Questions?
Call 1-800-422-2766 or your
investment representative.

Additional Policies on Selling Shares (Redemptions)

We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees

You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file;

•	A redemption check mailed to an account address that has been changed within the last 30 days;

•	A redemption for $50,000 or more in writing; or

•	A change in account registration or redemption instructions.

Redemption Fee

A 2.00% redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See “Market Timing and Excessive Trading — Redemption Fee” below.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000 for regular shareholder accounts and $250,000 for Class I accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No CDSC or redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Funds and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing Tamarack Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the Tamarack Funds, you may exchange shares between eligible Tamarack Funds. The eligible Tamarack Funds are the Tamarack Equity Funds in this prospectus, Quality Fixed Income Fund, Tax-Free Income Fund and Prime Money Market Fund.

By Telephone	1-800-422-2766	You may make exchanges from one identically registered Tamarack Fund account into another eligible Tamarack Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO 64121-9757	330 W. 9th St.
Kansas City, MO 64105

1. In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the Tamarack Fund from which the amount is being sold, and the name of the Tamarack Fund into which the amount is being purchased.

2. Mail or courier the letter to the applicable address above.

By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided.

All Class S account owners are automatically granted Internet exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Tamarack Funds.

This option is only available to Class S shareholders.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from one eligible Tamarack Fund into another eligible Tamarack Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Questions?
Call 1-800-422-2766 or your
investment representative.

Additional Policies on Exchanges

Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares so exchanged. The Funds also reserve the right to limit exchanges. (See “Market Timing and Excessive Trading” below.)

With the exception of exchanges to or from the Prime Money Market Fund (whose shares are offered through another prospectus), the share class must be the same in the two Funds involved in the exchange. With the exception of exchanges to Prime Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to Prime Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund you are exchanging into. Call us for a free copy or contact your investment representative. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days notice to shareholders.

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	Transfer on Death (“TOD”) Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts

•	Traditional IRA accounts

•	Roth IRA accounts

•	Simplified Employee Pensions (“SEPs”)

Telephone/Internet Services

During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Holders of Class S shares may also access the Funds’ website, www.voyageur.net.) The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

Shareholder Mailings

To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. On behalf of the Tamarack Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Funds for costs associated with it.

Redemption Fee. A 2.00% fee is imposed on redemptions or exchanges of shares of the Tamarack Funds (other than the Money Market Funds) within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one person retirement plans) (3) shares redeemed in accordance with the systematic redemption plan or monthly exchange program, (4) redemptions following the death or disability of a shareholder (of which the Fund has been notified), or (5) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program and not at the direction of the investment advisor’s client. Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

Restriction and Rejection of Purchase or Exchange Orders. The Tamarack Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The Tamarack Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

If detected, once an accountholder makes five exchanges between Tamarack Funds during a calendar year, the ability to make additional exchanges for that account will be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The Tamarack Funds’ policy imposing redemption fees and limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Tamarack Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the Tamarack Funds may be limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the Tamarack Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the Tamarack Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund’s shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Equity Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.voyageur.net. Within 15 days of month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges. Class I and S shares of the Funds have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A, C and R shares.

	Class A	Class C	Class I	Class R	Class S
Sales Charge (Load)	Maximum sales charge of 5.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No front-end sales charge; CDSC of 1.00% for redemptions within 12 months of purchase.	No sales charge.	No sales charge.	No sales charge.

Distribution and Service (12b-1) Fee	0.25%*	1.00%	None	0.50%	None

Fund Expenses	Lower annual expenses than Class C and Class R shares.	Higher annual expenses than Class A and R shares.	Lower annual expenses than Class A, C, and R shares.	Lower annual expenses than Class C shares.	Lower annual expenses than Class A, C, and R shares.

*

Under the 12b-1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of share is more appropriate for you.

Front-End Sales Charges

Front-end sales charges are imposed on sales of Class A shares of all Funds at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares” below). This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the Tamarack Funds participate (ii) in accounts that transferred to a Tamarack Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization, (iii) through “one-stop” mutual fund networks, (iv) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (v) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of		Dealer Concession as a Percentage of Offering Price
For Purchases Up To:	Offering Price	Net Amount Invested
Less than $25,000	5.75%	6.10%	5.00%
$25,000 — $49,999.99	5.00%	5.26%	4.25%
$50,000 — $99,999.99	4.50%	4.71%	3.75%
$100,000 — $249,999.99	3.50%	3.63%	2.75%
$250,000 — $499,999.99	2.50%	2.56%	2.00%
$500,000 — $749,999.99	2.00%	2.04%	1.60%
$750,000 — $999,999.99	1.50%	1.52%	1.20%
$1,000,000 and over	0.00%*	0.00%*	1.00%

*	A 1.00% CDSC is imposed on redemptions within 12 months of purchase. See “Contingent Deferred Sales Charge” below.

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. You may combine accounts in Tamarack Funds Class A shares in order to qualify for a reduced sales charge (load). This does not include accounts in the Access Capital Community Investment Fund and the Money Market Funds. The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. You may also reduce your Class A initial sales charge by establishing a letter of intent. A letter of intent allows you to combine all Tamarack Funds Class A shares purchased through a single account (excluding the Access Capital Community Investment Fund and the Money Market Funds) that you intend to make over a 13-month period to determine the appropriate sales charge. You must provide this letter of intent to the Tamarack Funds along with your account application. Capital appreciation, reinvested dividends and capital gains do not apply when calculating the total combined purchases during the 13-month period. Please be aware that a portion of your account may be held in escrow to cover the additional sales charge that may be due if your total investment in your account does not qualify for the anticipated sales charge reduction.

Rights of Accumulation. You may also take into account the current value of your existing holdings in Class A shares of the Tamarack Funds (excluding Access Capital Community Investment Fund and the Money Market Funds) to determine the appropriate sales charge on subsequent purchases. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE TAMARACK FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

You may obtain information free of charge on sales charge reductions and waivers through a link on the Tamarack Funds website, www.voyageur.net, or from your financial advisor.

Contingent Deferred Sales Charges

For Class C shares, a CDSC of 1.00% applies if shares are sold within 12 months of purchase. A 1.00% CDSC is also imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Waiving Contingent Deferred Sales Charges (Class A and Class C)

The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder.

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary.

•	Tax-free returns of excess contributions to IRAs.

•

Permitted exchanges of shares between funds. However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.

The contingent deferred sales charge on Class A and C shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan.

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2.

Distribution and Service (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	The 12b-1 fees vary by share class as follows:

–

Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 Plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

	–	Class C shares may pay a 12b-1 fee of up to 1.00% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing.

	–	Class R shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing.

Additional Payments. The Advisor, Administrator, and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Dividends, Distributions and Taxes

Each Fund’s income, less expenses, is paid out in the form of dividends to its shareholders. Income dividends and net capital gains, if any, of each Equity Fund are declared and distributed at least annually.

Dividends paid out of a Fund’s investment company taxable income (which includes dividends, interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of net long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by you and the Fund. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. The favorable tax treatment of qualified dividend income is currently scheduled to expire after 2010.

If a portion of a Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Each year, your Fund will notify you of the tax status of dividends and other distributions.

Fund distributions also may be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The predecessor funds to the Tamarack Equity Funds described in the Equity Funds’ SAI were reorganized as series of Tamarack Funds Trust effective April 16, 2004.

Financial Highlights

The Financial Highlights Tables are intended to help you understand each Fund’s financial performance for the past 5 years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds for the fiscal years ended September 30, 2008, September 30, 2007, September 30, 2006 and September 30, 2005, and the periods ended September 30, 2004, June 30, 2004 and April 30, 2004, has been audited by Deloitte & Touche LLP. Their report, along with the Fund’s financial statements, is included in the Funds’ annual report, which is available at www.voyageur.net or by calling 1-800-422-2766.

Tamarack Large Cap Growth Fund

		Investment Activities							Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Total Distributions
Class A
Year Ended September 30, 2008	$12.43	(0.03	)(a)	(2.49)	(b	)	(2.52)	—	—
Year Ended September 30, 2007	10.85	(0.03)		1.61	(b	)	1.58	—	—
Year Ended September 30, 2006	10.65	(0.03)		0.23	(b	)	0.20	—	—
Year Ended September 30, 2005	9.88	0.01		0.76	(b	)	0.77	—	—
Period Ended September 30, 2004 (c)	10.02	(0.01)		(0.13)	(b	)	(0.14)	—	—
Year Ended April 30, 2004	8.33	(0.07)		1.76	—		1.69	—	—

Class I
Year Ended September 30, 2008	$12.61		(a)(b)	(2.52)	(b	)	(2.52)	—	—
Year Ended September 30, 2007	10.98		(b)	1.63	(b	)	1.63	—	—
Year Ended September 30, 2006	10.75	(0.01)		0.24	(b	)	0.23	(b)	(b)
Year Ended September 30, 2005	9.97	0.05		0.75	(b	)	0.80	(0.02)	(0.02)
Period Ended September 30, 2004 (c)	10.11		(a)	(0.14)	(b	)	(0.14)	—	—
Year Ended April 30, 2004	8.38	(0.07)		1.80	—		1.73	—	—

Class C
Year Ended September 30, 2008	$12.11	(0.11	)(a)	(2.40)	(b	)	2.51	—	—
Year Ended September 30, 2007	10.65	(0.10)		1.56	(b	)	1.46	—	—
Year Ended September 30, 2006	10.53	(0.10)		0.22	(b	)	0.12	—	—
Year Ended September 30, 2005	9.85	(0.02)		0.70	(b	)	0.68	—	—
Period Ended September 30, 2004 (c)	10.02	(0.04)		(0.13)	(b	)	(0.17)	—	—
Period Ended April 30, 2004 (g)	10.28	—		(0.26)	—		(0.26)	—	—

Class R
Year Ended September 30, 2008	$12.31	(0.06	)(a)	(2.45)	(b	)	(2.51)	—	—
Year Ended September 30, 2007	10.78	(0.06)		1.59	(b	)	1.53	—	—
Year Ended September 30, 2006	10.60	(0.05)		0.23	(b	)	0.18	—	—
Year Ended September 30, 2005	9.87	(0.15)		0.89	(b	)	0.74	(0.01)	(0.01)
Period Ended September 30, 2004 (c)	10.02	—		(0.15)	(b	)	(0.15)	—	—
Period Ended April 30, 2004 (g)	10.28	—		(0.26)	—		(0.26)	—	—

Class S
Year Ended September 30, 2008	$12.61		(a)(b)	(2.52)	(b	)	(2.52)	—	—
Year Ended September 30, 2007	10.98		(b)	1.63	(b	)	1.63	—	—
Year Ended September 30, 2006	10.75		(b)	0.23	(b	)	0.23	(b)	(b)
Year Ended September 30, 2005	9.97	0.02		0.78	(b	)	0.80	(0.02)	(0.02)
Period Ended September 30, 2004 (c)	10.11	—		(0.14)	(b	)	(0.14)	—	—
Period Ended April 30, 2004 (g)	10.37	—		(0.26)	—		(0.26)	—	—

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***
Class A
Year Ended September 30, 2008	$9.91	(20.27%)		$3,124	1.23%		(0.26%)		1.66%		38%
Year Ended September 30, 2007	12.43	14.56%		4,458	1.25%		(0.26%)		1.68%		25%
Year Ended September 30, 2006	10.85	1.88%		5,175	1.25%		(0.27%)		1.68%		35%
Year Ended September 30, 2005	10.65	7.79%		6,280	1.15%		0.06%		1.74%		28%
Period Ended September 30, 2004 (c)	9.88	(1.40	%)(d)	10,614	1.10	%(e)	(0.27	%)(e)	1.63	%(e)	16%
Year Ended April 30, 2004	10.02	20.29%		10,864	1.54%		(0.85%)		1.79%		264%

Class I
Year Ended September 30, 2008	$10.09	(19.98%)		$585	0.98%		(0.02%)		1.16%		38%
Year Ended September 30, 2007	12.61	14.85%		1,034	1.00%		(0.01%)		1.18%		25%
Year Ended September 30, 2006	10.98	2.18%		1,204	1.00%		(0.08%)		1.19%		35%
Year Ended September 30, 2005	10.75	8.04%		3,636	0.89%		0.35%		1.22%		28%
Period Ended September 30, 2004 (c)	9.97	(1.38	%)(d)	19,556	0.85	%(e)	(0.03	%)(e)	1.11	%(e)	16%
Year Ended April 30, 2004	10.11	20.64%		28,454	1.29%		(0.60%)		1.29%		264%

Class C
Year Ended September 30, 2008	$9.60	(20.73%)		$126	1.99%		(1.03%)		2.18%		38%
Year Ended September 30, 2007	12.11	13.71%		39	2.00%		(1.00%)		2.16%		25%
Year Ended September 30, 2006	10.65	1.14%		25	2.00%		(1.01%)		2.17%		35%
Year Ended September 30, 2005	10.53	6.90%		25	1.93%		(0.88%)		2.26%		28%
Period Ended September 30, 2004 (c)	9.85	(1.70	%)(d)	3	1.81	%(e)	(0.98	%)(e)	2.13	%(e)	16%
Period Ended April 30, 2004 (g)	10.02	(2.53	%)(d)	3	1.88	%(e)	(1.15	%)(e)		(f)	264%

Class R
Year Ended September 30, 2008	$9.80	(20.39%)		$9	1.48%		(0.51%)		1.66%		38%
Year Ended September 30, 2007	12.31	14.30%		11	1.50%		(0.51%)		1.66%		25%
Year Ended September 30, 2006	10.78	1.60%		10	1.50%		(0.53%)		1.66%		35%
Year Ended September 30, 2005	10.60	7.46%		15	1.41%		(0.27%)		1.75%		28%
Period Ended September 30, 2004 (c)	9.87	(1.50	%)(d)	65	1.34	%(e)	0.12	%(e)	2.00	%(e)	16%
Period Ended April 30, 2004 (g)	10.02	(2.53	%)(d)	3	1.32	%(e)	(0.63	%)(e)		(f)	264%

Class S
Year Ended September 30, 2008	$10.09	(19.98%)		$80,194	0.98%		(0.01%)		1.16%		38%
Year Ended September 30, 2007	12.61	14.85%		113,147	1.00%		(0.01%)		1.18%		25%
Year Ended September 30, 2006	10.98	2.18%		125,253	1.00%		(0.02%)		1.18%		35%
Year Ended September 30, 2005	10.75	8.04%		145,649	0.91%		0.24%		1.25%		28%
Period Ended September 30, 2004 (c)	9.97	(1.38	%)(d)	168,756	0.85	%(e)	(0.02	%)(e)	1.13	%(e)	16%
Period Ended April 30, 2004 (g)	10.11	(2.51	%)(d)	190,737	0.85	%(e)	(0.27	%)(e)		(f)	264%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from May 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	There were no waivers or reimbursements during the period.
(g)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

Tamarack Mid Cap Growth Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions
Class A
Year Ended September 30, 2008	$13.90	(0.09	)(a)	(2.52)	(b	)	(2.61)	(1.11)	(1.11)
Year Ended September 30, 2007	12.47	(0.10	)(a)	1.88	(b	)	1.78	(0.35)	(0.35)
Year Ended September 30, 2006	11.71	(0.08	)(a)	1.07	(b	)	0.99	(0.23)	(0.23)
Year Ended September 30, 2005	11.57	(0.14)		1.86	(b	)	1.72	(1.58)	(1.58)
Period Ended September 30, 2004 (c)	12.17	(0.04)		(0.56)	(b	)	(0.60)	—	—
Year Ended April 30, 2004	9.46	(0.08)		2.79	—		2.71	—	—

Class I
Year Ended September 30, 2008	$14.36	(0.06	)(a)	(2.61)	(b	)	(2.67)	(1.11)	(1.11)
Year Ended September 30, 2007	12.85	(0.07	)(a)	1.93	(b	)	1.86	(0.35)	(0.35)
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.10	(b	)	1.05	(0.23)	(0.23)
Year Ended September 30, 2005	11.81	(0.04)		1.84	(b	)	1.80	(1.58)	(1.58)
Period Ended September 30, 2004 (c)	12.41	(0.04)		(0.56)	(b	)	(0.60)	—	—
Year Ended April 30, 2004	9.62	(0.08)		2.87	—		2.79	—	—

Class C
Year Ended September 30, 2008	$13.53	(0.18	)(a)	(2.43)	(b	)	(2.61)	(1.11)	(1.11)
Year Ended September 30, 2007	12.24	(0.19	)(a)	1.83	(b	)	1.64	(0.35)	(0.35)
Year Ended September 30, 2006	11.59	(0.17	)(a)	1.05	(b	)	0.88	(0.23)	(0.23)
Year Ended September 30, 2005	11.53	(0.11)		1.75	(b	)	1.64	(1.58)	(1.58)
Period Ended September 30, 2004 (c)	12.16	(0.05)		(0.58)	(b	)	(0.63)	—	—
Period Ended April 30, 2004 (g)	12.51	—		(0.35)	—		(0.35)	—	—

Class R
Year Ended September 30, 2008	$13.77	(0.12	)(a)	(2.49)	(b	)	(2.61)	(1.11)	(1.11)
Year Ended September 30, 2007	12.39	(0.13	)(a)	1.86	(b	)	1.73	(0.35)	(0.35)
Year Ended September 30, 2006	11.67	(0.12	)(a)	1.07	(b	)	0.95	(0.23)	(0.23)
Year Ended September 30, 2005	11.55	(0.30)		2.00	(b	)	1.70	(1.58)	(1.58)
Period Ended September 30, 2004 (c)	12.17	(0.01)		(0.61)	(b	)	(0.62)	—	—
Period Ended April 30, 2004 (g)	12.51	—		(0.34)	—		(0.34)	—	—

Class S
Year Ended September 30, 2008	$14.38	(0.06	)(a)	(2.62)	(b	)	(2.68)	(1.11)	(1.11)
Year Ended September 30, 2007	12.86	(0.07	)(a)	1.94	(b	)	1.87	(0.35)	(0.35)
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.11	(b	)	1.06	(0.23)	(0.23)
Year Ended September 30, 2005	11.81	(0.02)		1.82	(b	)	1.80	(1.58)	(1.58)
Period Ended September 30, 2004 (c)	12.41	(0.01)		(0.59)	(b	)	(0.60)	—	—
Period Ended April 30, 2004 (g)	12.76	—		(0.35)	—		(0.35)	—	—

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***
Class A
Year Ended September 30, 2008	$10.18	(20.14%)		$25,483	1.32%		(0.74%)		1.68%		46%
Year Ended September 30, 2007	13.90	14.52%		33,887	1.35%		(0.78%)		1.72%		31%
Year Ended September 30, 2006	12.47	8.52%		43,803	1.35%		(0.66%)		1.73%		23%
Year Ended September 30, 2005	11.71	15.62%		45,359	1.32%		(0.80%)		1.75%		22%
Period Ended September 30, 2004 (c)	11.57	(4.93	%)(d)	69,979	1.27	%)(e)	(0.88	%)(e)	1.58	%(e)	15%
Year Ended April 30, 2004	12.17	28.65%		74,150	1.38%		(0.78%)		1.64%		93%

Class I
Year Ended September 30, 2008	$10.58	(19.95%)		$60,998	1.07%		(0.48%)		1.19%		46%
Year Ended September 30, 2007	14.36	14.89%		75,721	1.10%		(0.53%)		1.21%		31%
Year Ended September 30, 2006	12.85	8.71%		72,866	1.10%		(0.41%)		1.23%		23%
Year Ended September 30, 2005	12.03	16.02%		62,652	1.07%		(0.54%)		1.25%		22%
Period Ended September 30, 2004 (c)	11.81	(4.83	%)(d)	47,778	1.02	%(e)	(0.62	%)(e)	1.07	%(e)	15%
Year Ended April 30, 2004	12.41	29.00%		66,039	1.15%		(0.50%)		1.16%		93%

Class C
Year Ended September 30, 2008	$9.81	(20.72%)		$129	2.07%		(1.52%)		2.16%		46%
Year Ended September 30, 2007	13.53	13.73%		1,265	2.10%		(1.52%)		2.23%		31%
Year Ended September 30, 2006	12.24	7.56%		2,054	2.10%		(1.40%)		2.22%		23%
Year Ended September 30, 2005	11.59	14.91%		370	2.09%		(1.53%)		2.28%		22%
Period Ended September 30, 2004 (c)	11.53	(5.18	%)(d)	13	2.02	%(e)	(1.65	%)(e)	2.12	%(e)	15%
Period Ended April 30, 2004 (g)	12.16	(2.80	%)(d)	3	1.28	%(e)	(1.01	%)(e)		(f)	93%

Class R
Year Ended September 30, 2008	$10.05	(20.34%)		$9	1.57%		(0.99%)		1.69%		46%
Year Ended September 30, 2007	13.77	14.30%		12	1.60%		(1.03%)		1.70%		31%
Year Ended September 30, 2006	12.39	8.12%		10	1.60%		(0.95%)		1.73%		23%
Year Ended September 30, 2005	11.67	15.47%		32	1.57%		(1.04%)		1.76%		22%
Period Ended September 30, 2004 (c)	11.55	(5.09	%)(d)	72	1.52	%(e)	(1.20	%)(e)	1.78	%(e)	15%
Period Ended April 30, 2004 (g)	12.17	(2.72	%)(d)	3	0.79	%(e)	(0.56	%)(e)		(f)	93%

Class S
Year Ended September 30, 2008	$10.59	(19.94%)		$1,495	1.06%		(0.49%)		1.18%		46%
Year Ended September 30, 2007	14.38	14.88%		1,878	1.10%		(0.53%)		1.21%		31%
Year Ended September 30, 2006	12.86	8.79%		1,870	1.10%		(0.41%)		1.23%		23%
Year Ended September 30, 2005	12.03	16.02%		1,515	1.08%		(0.52%)		1.27%		22%
Period Ended September 30, 2004 (c)	11.81	(4.83	%)(d)	225	1.03	%(e)	(0.71	%)(e)	1.15	%(e)	15%
Period Ended April 30, 2004 (g)	12.41	(2.74	%)(d)	4	0.25	%(e)	(0.06	%)(e)		(f)	93%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from May 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	There were no waivers or reimbursements during the period.
(g)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

Tamarack Enterprise Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Year Ended September 30, 2008	$25.86	(0.08	)(a)	(5.31)	(b	)	(5.39)	(0.02)	(3.50)	(3.52)
Year Ended September 30, 2007	25.12	0.03	(a)	2.95	(b	)	2.98	—	(2.24)	(2.24)
Year Ended September 30, 2006	26.46	(0.04	)(a)	1.80	(b	)	1.76	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.81	(0.06)		3.66	(b	)	3.60	—	(0.95)	(0.95)
Period Ended September 30, 2004 (c)	23.89	(0.02)		(0.06)	(b	)	(0.08)	—	—	—
Period Ended June 30, 2004 (f)	24.01	—		(0.12)	—		(0.12)	—	—	—
Class I
Year Ended September 30, 2008	$26.10	(0.04	)(a)	(5.34)	(b	)	(5.38)	(0.09)	(3.50)	(3.59)
Year Ended September 30, 2007	25.31	0.09	(a)	2.96	(b	)	3.05	(0.02)	(2.24)	(2.26)
Year Ended September 30, 2006	26.57	0.02	(a)	1.82	(b	)	1.84	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.85	(0.02)		3.69	(b	)	3.67	—	(0.95)	(0.95)
Period Ended September 30, 2004 (g)	23.85	—		—	(b	)	—	—	—	—
Class C
Year Ended September 30, 2008	$25.09	(0.22	)(a)	(5.12)	(b	)	(5.34)	—	(3.50)	(3.50)
Year Ended September 30, 2007	24.62	(0.16	)(a)	2.87	(b	)	2.71	—	(2.24)	(2.24)
Year Ended September 30, 2006	26.17	(0.21	)(a)	1.76	(b	)	1.55	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.74	(0.15)		3.53	(b	)	3.38	—	(0.95)	(0.95)
Period Ended September 30, 2004 (c)	23.85	(0.04)		(0.07)	(b	)	(0.11)	—	—	—
Period Ended June 30, 2004 (f)	24.01	(0.01)		(0.15)	—		(0.16)	—	—	—
Class R
Year Ended September 30, 2008	$25.59	(0.13	)(a)	(5.24)	(b	)	(5.37)	—	(3.50)	(3.50)
Year Ended September 30, 2007	24.95	(0.04	)(a)	2.92	(b	)	2.88	—	(2.24)	(2.24)
Year Ended September 30, 2006	26.35	(0.11	)(a)	1.81	(b	)	1.70	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.78	(0.12)		3.64	(b	)	3.52	—	(0.95)	(0.95)
Period Ended September 30, 2004 (c)	23.87	(0.02)		(0.07)	(b	)	(0.09)	—	—	—
Period Ended June 30, 2004 (f)	24.01	(0.02)		(0.12)	—		(0.14)	—	—	—
Class S
Year Ended September 30, 2008	$26.09	(0.04	)(a)	(5.34)	(b	)	(5.38)	(0.09)	(3.50)	(3.59)
Year Ended September 30, 2007	25.30	0.09	(a)	2.96	(b	)	3.05	(0.02)	(2.24)	(2.26)
Year Ended September 30, 2006	26.56	0.02	(a)	1.82	(b	)	1.84	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.85	(0.02)		3.68	(b	)	3.66	—	(0.95)	(0.95)
Period Ended September 30, 2004 (c)	23.91	(0.01)		(0.05)	(b	)	(0.06)	—	—	—
Year Ended June 30, 2004 (h)	17.66	(0.02)		6.27	—		6.25	—	—	—

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***
Class A
Year Ended September 30, 2008	$16.95	(23.07%)		$6,398	1.33%		(0.43%)		1.80%		23%
Year Ended September 30, 2007	25.86	12.40%		18,933	1.33%		0.09%		1.80%		22%
Year Ended September 30, 2006	25.12	7.72%		17,586	1.33%		(0.17%)		1.77%		27%
Year Ended September 30, 2005	26.46	15.34%		12,856	1.33%		(0.29%)		1.88%		33%
Period Ended September 30, 2004 (c)	23.81	(0.33	%)(d)	3,359	1.33	%(e)	(0.35	%)(e)	1.73	%(e)	7%
Period Ended June 30, 2004 (f)	23.89	(0.50	%)(d)	1,872	1.33	%(e)	(0.07	%)(e)	1.72	%(e)	28%
Class I
Year Ended September 30, 2008	$17.13	(22.82%)		$29,388	1.08%		(0.19%)		1.31%		23%
Year Ended September 30, 2007	26.10	12.62%		43,096	1.08%		0.35%		1.30%		22%
Year Ended September 30, 2006	25.31	8.02%		34,478	1.08%		0.08%		1.27%		27%
Year Ended September 30, 2005	26.57	15.61%		29,554	1.08%		(0.08%)		1.36%		33%
Period Ended September 30, 2004 (g)	23.85	0.00	%(d)	26,707	0.00	%(e)	0.00	%(e)	0.00	%(e)	7%
Class C
Year Ended September 30, 2008	$16.25	(23.61)%		$1,269	2.08%		(1.19%)		2.30%		23%
Year Ended September 30, 2007	25.09	11.50%		2,356	2.08%		(0.66%)		2.30%		22%
Year Ended September 30, 2006	24.62	6.93%		2,366	2.08%		(0.86%)		2.26%		27%
Year Ended September 30, 2005	26.17	14.43%		801	2.08%		(1.01%)		2.39%		33%
Period Ended September 30, 2004 (c)	23.74	(0.46	%)(d)	75	2.08	%(e)	(1.09	%)(e)	2.25	%(e)	7%
Period Ended June 30, 2004 (f)	23.85	(0.67	%)(d)	23	2.07	%(e)	(0.67	%)(e)	2.22	%(e)	28%
Class R
Year Ended September 30, 2008	$16.72	(23.23)%		$41	1.57%		(0.70%)		1.81%		23%
Year Ended September 30, 2007	25.59	12.06%		53	1.58%		(0.18%)		1.80%		22%
Year Ended September 30, 2006	24.95	7.50%		52	1.58%		(0.44%)		1.77%		27%
Year Ended September 30, 2005	26.35	15.01%		59	1.58%		(0.54%)		1.88%		33%
Period Ended September 30, 2004 (c)	23.78	(0.38	%)(d)	6	1.57	%(e)	(0.61	%)(e)	1.77	%(e)	7%
Period Ended June 30, 2004 (f)	23.87	(0.58	%)(d)	3	1.54	%(e)	(0.38	%)(e)	1.61	%(e)	28%
Class S
Year Ended September 30, 2008	$17.12	(22.83%)		$160,478	1.08%		(0.19%)		1.31%		23%
Year Ended September 30, 2007	26.09	12.62%		281,867	1.08%		0.33%		1.30%		22%
Year Ended September 30, 2006	25.30	8.02%		304,960	1.08%		0.06%		1.27%		27%
Year Ended September 30, 2005	26.56	15.57%		327,641	1.08%		(0.08%)		1.36%		33%
Period Ended September 30, 2004 (c)	23.85	(0.21	%)(d)	345,451	1.08	%(e)	(0.12	%)(e)	1.21	%(e)	7%
Year Ended June 30, 2004 (h)	23.91	35.35%		365,930	1.08%		(0.09%)		1.22%		28%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from July 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g)	For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(h)	The existing class of shares was designated Class S shares as of April 19, 2004.

Tamarack Small Cap Core Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Year Ended September 30, 2008	$31.72	(0.17	)(a)	(4.79)	(b	)	(4.96)	—	(5.49)	(5.49)
Year Ended September 30, 2007	31.74	0.16	(a)	3.34	(b	)	3.50	(0.11)	(3.41)	(3.52)
Year Ended September 30, 2006	32.96	(0.15	)(a)	4.03	(b	)	3.88	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.59	(0.24)		3.10	(b	)	2.86	—	(2.49)	(2.49)
Period Ended September 30, 2004 (c)	32.69	(0.05)		(0.05)	(b	)	(0.10)	—	—	—
Period Ended June 30, 2004 (f)	32.36	(0.03)		0.36	—		0.33	—	—	—
Class I
Year Ended September 30, 2008	$31.94	(0.11	)(a)	(4.75)	(b	)	(4.86)	(0.04)	(5.49)	(5.53)
Year Ended September 30, 2007 (g)	31.30	(0.02	)(a)	0.66	(b	)	0.64	—	—	—

Class C
Year Ended September 30, 2008	$30.86	(0.34	)(a)	(4.56)	(b	)	(4.90)	—	(5.49)	(5.49)
Year Ended September 30, 2007	31.08	(0.12	)(a)	3.31	(b	)	3.19	—	(3.41)	(3.41)
Year Ended September 30, 2006	32.59	(0.38	)(a)	3.97	(b	)	3.59	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.47	(0.24)		2.85	(b	)	2.61	—	(2.49)	(2.49)
Period Ended September 30, 2004 (c)	32.63	(0.12)		(0.04)	(b	)	(0.16)	—	—	—
Period Ended June 30, 2004 (f)	32.36	(0.06)		0.33	—		0.27	—	—	—

Class R
Year Ended September 30, 2008	$31.44	(0.23	)(a)	(4.66)	(b	)	(4.89)	—	(5.49)	(5.49)
Year Ended September 30, 2007	31.50	0.07	(a)	3.32	(b	)	3.39	(0.04)	(3.41)	(3.45)
Year Ended September 30, 2006	32.81	(0.23	)(a)	4.02	(b	)	3.79	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.54	(0.28)		3.04	(b	)	2.76	—	(2.49)	(2.49)
Period Ended September 30, 2004 (c)	32.66	(0.08)		(0.04)	(b	)	(0.12)	—	—	—
Period Ended June 30, 2004 (f)	32.36	(0.06)		0.36	—		0.30	—	—	—
Class S
Year Ended September 30, 2008	$31.94	(0.11	)(a)	(4.75)	(b	)	(4.86)	(0.04)	(5.49)	(5.53)
Year Ended September 30, 2007	31.95	0.23	(a)	3.36	(b	)	3.59	(0.19)	(3.41)	(3.60)
Year Ended September 30, 2006	33.06	(0.07	)(a)	4.06	(b	)	3.99	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.62	(0.19)		3.12	(b	)	2.93	—	(2.49)	(2.49)
Period Ended September 30, 2004 (c)	32.70	(0.05)		(0.03)	(b	)	(0.08)	—	—	—
Year Ended June 30, 2004 (h)	23.78	(0.14)		9.06	—		8.92	—	—	—

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***
Class A
Year Ended September 30, 2008	$21.27	(17.15%)		$1,046	1.54%		(0.71%)		2.27%		47%
Year Ended September 30, 2007	31.72	11.86%		1,401	1.55%		0.49%		2.13%		44%
Year Ended September 30, 2006	31.74	13.85%		2,382	1.55%		(0.49%)		2.15%		35%
Year Ended September 30, 2005	32.96	8.67%		2,793	1.55%		(0.77%)		2.13%		33%
Period Ended September 30, 2004 (c)	32.59	(0.31	%)(d)	1,771	1.55	%(e)	(0.80	%)(e)	1.94	%(e)	8%
Period Ended June 30, 2004 (f)	32.69	1.02	%(d)	882	1.54	%(e)	(1.08	%)(e)	2.64	%(e)	33%
Class I
Year Ended September 30, 2008	$21.55	(16.65%)		$85	1.29%		(0.45%)		1.77%		47%
Year Ended September 30, 2007 (g)	31.94	2.04%		102	1.30	%(e)	(0.35	%)(e)	1.46	%(e)	44%

Class C
Year Ended September 30, 2008	$20.47	(17.52%)		$384	2.29%		(1.47%)		2.76%		47%
Year Ended September 30, 2007	30.86	11.01%		570	2.30%		(0.41%)		2.62%		44%
Year Ended September 30, 2006	31.08	13.01%		366	2.30%		(1.24%)		2.65%		35%
Year Ended September 30, 2005	32.59	7.89%		473	2.30%		(1.47%)		2.64%		33%
Period Ended September 30, 2004 (c)	32.47	(0.49	%)(d)	196	2.30	%(e)	(1.58	%)(e)	2.52	%(e)	8%
Period Ended June 30, 2004 (f)	32.63	0.83	%(d)	202	2.30	%(e)	(1.88	%)(e)	3.18	%(e)	33%

Class R
Year Ended September 30, 2008	$21.06	(17.07%)		$11	1.79%		(0.96%)		2.26%		47%
Year Ended September 30, 2007	31.44	11.52%		16	1.80%		0.21%		2.12%		44%
Year Ended September 30, 2006	31.50	13.61%		15	1.80%		(0.73%)		2.15%		35%
Year Ended September 30, 2005	32.81	8.36%		18	1.80%		(1.01%)		2.15%		33%
Period Ended September 30, 2004 (c)	32.54	(0.37	%)(d)	3	1.76	%(e)	(1.05	%)(e)	1.95	%(e)	8%
Period Ended June 30, 2004 (f)	32.66	0.93	%(d)	3	1.82	%(e)	(0.98	%)(e)	2.38	%(e)	33%
Class S
Year Ended September 30, 2008	$21.55	(16.68%)		$45,905	1.29%		(0.46%)		1.76%		47%
Year Ended September 30, 2007	31.94	12.10%		65,771	1.30%		0.70%		1.62%		44%
Year Ended September 30, 2006	31.95	14.18%		64,750	1.30%		(0.22%)		1.65%		35%
Year Ended September 30, 2005	33.06	8.89%		68,071	1.30%		(0.53%)		1.63%		33%
Period Ended September 30, 2004 (c)	32.62	(0.24	%)(d)	74,165	1.30	%(e)	(0.57	%)(e)	1.53	%(e)	8%
Year Ended June 30, 2004 (h)	32.70	37.57%		76,036	1.30%		(0.48%)		1.54%		33%

*	Excludes sales charge.
**	During the periods certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from July 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g)	For the period August 2, 2007 (commencement of operations) to September 30, 2007.
(h)	The existing class of shares was designated Class S shares as of April 19, 2004.

Tamarack Value Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Year Ended September 30, 2008	$43.03	0.34	(a)	(7.41)	(b	)	(7.07)	(0.67)	(13.53)	(14.20)
Year Ended September 30, 2007	41.61	0.48	(a)	5.03	(b	)	5.51	(0.48)	(3.61)	(4.09)
Year Ended September 30, 2006	45.66	0.41	(a)	3.10	(b	)	3.51	(0.51)	(7.05)	(7.56)
Year Ended September 30, 2005	45.01	0.43		4.53	(b	)	4.96	(0.41)	(3.90)	(4.31)
Period Ended September 30, 2004 (c)	44.18	(0.01)		0.84	(b	)	0.83	—	—	—
Period Ended June 30, 2004 (f)	44.16	0.08		(0.06)	—		0.02	—	—	—
Class C
Year Ended September 30, 2008	$42.41	0.15	(a)	(7.33)	(b	)	(7.18)	(0.31)	(13.53)	(13.84)
Year Ended September 30, 2007	41.13	0.17	(a)	4.96	(b	)	5.13	(0.24)	(3.61)	(3.85)
Year Ended September 30, 2006	45.22	0.13	(a)	3.04	(b	)	3.17	(0.21)	(7.05)	(7.26)
Year Ended September 30, 2005	44.85	0.02		4.58	(b	)	4.60	(0.33)	(3.90)	(4.23)
Period Ended September 30, 2004 (c)	44.11		(g)	0.74	(b	)	0.74	—	—	—
Period Ended June 30, 2004 (f)	44.16	0.04		(0.09)	—		(0.05)	—	—	—
Class R
Year Ended September 30, 2008	$42.90	0.28	(a)	(7.40)	—		(7.12)	(0.58)	(13.53)	(14.11)
Year Ended September 30, 2007	41.56	0.37	(a)	5.02	(b	)	5.39	(0.44)	(3.61)	(4.05)
Year Ended September 30, 2006	45.59	0.35	(a)	3.05	(b	)	3.40	(0.38)	(7.05)	(7.43)
Year Ended September 30, 2005	44.95	0.44		4.40	(b	)	4.84	(0.30)	(3.90)	(4.20)
Period Ended September 30, 2004 (c)	44.16	0.08		0.71	(b	)	0.79	—	—	—
Period Ended June 30, 2004 (f)	44.16	0.09		(0.09)	—		—	—	—	—
Class S
Year Ended September 30, 2008	$43.12	0.42	(a)	(7.43)	(b	)	(7.01)	(0.78)	(13.53)	(14.31)
Year Ended September 30, 2007	41.74	0.58	(a)	5.04	(b	)	5.62	(0.63)	(3.61)	(4.24)
Year Ended September 30, 2006	45.78	0.55	(a)	3.07	(b	)	3.62	(0.61)	(7.05)	(7.66)
Year Ended September 30, 2005	45.05	0.74		4.35	(b	)	5.09	(0.46)	(3.90)	(4.36)
Period Ended September 30, 2004 (c)	44.20	0.14		0.71	(b	)	0.85	—	—	—
Year Ended June 30, 2004 (g)	37.98	0.56		6.47	—		7.03	(0.41)	(0.40)	(0.81)

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***
Class A
Year Ended September 30, 2008	$21.76	(22.60%)		$464	1.28%		1.28%		1.73%		162%
Year Ended September 30, 2007	43.03	13.91%		507	1.28%		1.11%		1.76%		136%
Year Ended September 30, 2006	41.61	8.84%		565	1.31%		0.98%		1.73%		38%
Year Ended September 30, 2005	45.66	11.12%		2,136	1.28%		1.16%		1.77%		35%
Period Ended September 30, 2004 (c)	45.01	1.88	%(d)	717	1.21	%(e)	1.08	%(e)	1.65	%(e)	5%
Period Ended June 30, 2004 (f)	44.18	0.05	%(d)	295	1.21	%(e)	1.43	%(e)	1.72	%(e)	14%
Class C
Year Ended September 30, 2008	$21.39	(23.19%)		$24	2.02%		0.55%		2.22%		162%
Year Ended September 30, 2007	42.41	13.03%		20	2.03%		0.37%		2.25%		136%
Year Ended September 30, 2006	41.13	8.04%		23	2.05%		0.32%		2.21%		38%
Year Ended September 30, 2005	45.22	10.29%		27	2.02%		0.43%		2.26%		35%
Period Ended September 30, 2004 (c)	44.85	1.68	%(d)	5	1.96	%(e)	0.21	%(e)	2.17	%(e)	5%
Period Ended June 30, 2004 (f)	44.11	(0.11	%)(d)	5	1.97	%(e)	0.57%		2.20%		14%
Class R
Year Ended September 30, 2008	$21.67	(22.82%)		$3	1.52%		1.01%		1.72%		162%
Year Ended September 30, 2007	42.90	13.63%		5	1.54%		0.84%		1.80%		136%
Year Ended September 30, 2006	41.56	8.56%		4	1.53%		0.85%		1.68%		38%
Year Ended September 30, 2005	45.59	10.85%		4	1.52%		0.99%		1.77%		35%
Period Ended September 30, 2004 (c)	44.95	1.79	%(d)	3	1.44	%(e)	0.74	%(e)	1.65	%(e)	5%
Period Ended June 30, 2004 (f)	44.16	0.00	%(d)	3	1.45	%(e)	1.08	%(e)	1.72	%(e)	14%
Class S
Year Ended September 30, 2008	$21.80	(22.42%)		$174,232	1.02%		1.52%		1.22%		162%
Year Ended September 30, 2007	43.12	14.19%		269,368	1.03%		1.36%		1.26%		136%
Year Ended September 30, 2006	41.74	9.10%		291,662	1.05%		1.33%		1.22%		38%
Year Ended September 30, 2005	45.78	11.42%		366,952	1.01%		1.52%		1.25%		35%
Period Ended September 30, 2004 (c)	45.05	1.92	%(d)	379,023	0.96	%(e)	1.22	%(e)	1.15	%(e)	5%
Year Ended June 30, 2004 (g)	44.20	18.60%		386,932	0.96%		1.30%		1.14%		14%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from July 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g)	The existing class of shares was designated Class S shares as of April 19, 2004.

Tamarack Microcap Value Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Year Ended September 30, 2008	$22.34	0.05	(a)	(4.49)	(b	)	(4.44)	(0.02)	(1.50)	(1.52)
Year Ended September 30, 2007	22.17	0.03	(a)	1.68	(b	)	1.71	—	(1.54)	(1.54)
Year Ended September 30, 2006	21.52	0.00	(a)	2.53	(b	)	2.53	(0.04)	(1.84)	(1.88)
Year Ended September 30, 2005	18.83	0.07		3.57	(b	)	3.64	(0.15)	(0.80)	(0.95)
Period Ended September 30, 2004 (c)	19.12	(0.01)		(0.28)	(b	)	(0.29)	—	—	—
Period Ended June 30, 2004 (f)	19.04	—		0.08	—		0.08	—	—	—
Class C
Year Ended September 30, 2008	$21.82	(0.08	)(a)	(4.38)	(b	)	(4.46)	—	(1.50)	(1.50)
Year Ended September 30, 2007	21.84	(0.13	)(a)	1.65	(b	)	1.52	—	(1.54)	(1.54)
Year Ended September 30, 2006	21.33	(0.16	)(a)	2.51	(b	)	2.35	—	(1.84)	(1.84)
Year Ended September 30, 2005	18.77	(0.08)		3.54	(b	)	3.46	(0.10)	(0.80)	(0.90)
Period Ended September 30, 2004 (c)	19.09	(0.02)		(0.30)	(b	)	(0.32)	—	—	—
Period Ended June 30, 2004 (f)	19.04	(0.02)		0.07	—		0.05	—	—	—
Class R
Year Ended September 30, 2008	$22.21	0.01	(a)	(4.46)	(b	)	(4.45)	—	(1.50)	(1.50)
Year Ended September 30, 2007	22.11	(0.02	)(a)	1.66	(b	)	1.64	—	(1.54)	(1.54)
Year Ended September 30, 2006	21.47	(0.06	)(a)	2.54	(b	)	2.48	—	(1.84)	(1.84)
Year Ended September 30, 2005	18.81	(0.03)		3.60	(b	)	3.57	(0.11)	(0.80)	(0.91)
Period Ended September 30, 2004 (c)	19.11	(0.01)		(0.29)	(b	)	(0.30)	—	—	—
Period Ended June 30, 2004 (f)	19.04	—		0.07	—		0.07	—	—	—
Class S
Year Ended September 30, 2008	$22.47	0.10	(a)	(4.52)	(b	)	(4.42)	(0.08)	(1.50)	(1.58)
Year Ended September 30, 2007	22.27	0.09	(a)	1.68	(b	)	1.77	(0.03)	(1.54)	(1.57)
Year Ended September 30, 2006	21.59	0.05	(a)	2.55	(b	)	2.60	(0.08)	(1.84)	(1.92)
Year Ended September 30, 2005	18.86	0.04		3.65	(b	)	3.69	(0.16)	(0.80)	(0.96)
Period Ended September 30, 2004 (c)	19.14	0.01		(0.29)	(b	)	(0.28)	—	—	—
Year Ended June 30, 2004 (g)	13.60	0.05		5.60	—		5.65	(0.05)	(0.06)	(0.11)

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***
Class A
Year Ended September 30, 2008	$16.38	(20.74%)		$19,641	1.31%		0.29%		1.74%		18%
Year Ended September 30, 2007	22.34	7.68%		43,004	1.32%		0.14%		1.78%		17%
Year Ended September 30, 2006	22.17	12.67%		29,186	1.33%		0.01%		1.74%		20%
Year Ended September 30, 2005	21.52	19.62%		10,328	1.33%		(0.04%)		1.73%		8%
Period Ended September 30, 2004 (c)	18.83	(1.52	)%(d)	1,522	1.28	%(e)	0.04	%(e)	1.63	%(e)	3%
Period Ended June 30, 2004 (f)	19.12	0.42	%(d)	405	1.26	%(e)	0.00	%(e)	1.91	%(e)	11%
Class C
Year Ended September 30, 2008	$15.86	(21.34%)		$1,723	2.06%		(0.45%)		2.23%		18%
Year Ended September 30, 2007	21.82	6.89%		3,981	2.07%		(0.60%)		2.28%		17%
Year Ended September 30, 2006	21.84	11.86%		2,073	2.08%		(0.73%)		2.25%		20%
Year Ended September 30, 2005	21.33	18.72%		506	2.08%		(0.77%)		2.22%		8%
Period Ended September 30, 2004 (c)	18.77	(1.68	%)(d)	167	2.03	%(e)	(0.70	%)(e)	2.06	%(e)	3%
Period Ended June 30, 2004 (f)	19.09	0.26	%(d)	4	2.03	%(e)	(0.62	%)(e)	2.22	%(e)	11%
Class R
Year Ended September 30, 2008	$16.26	(20.93%)		$578	1.57%		0.06%		1.77%		18%
Year Ended September 30, 2007	22.21	7.42%		532	1.57%		(0.08%)		1.78%		17%
Year Ended September 30, 2006	22.11	12.42%		164	1.59%		(0.27%)		1.73%		20%
Year Ended September 30, 2005	21.47	19.27%		143	1.57%		(0.27%)		1.72%		8%
Period Ended September 30, 2004 (c)	18.81	(1.57	%)(d)	94	1.53	%(e)	(0.29	%)(e)	1.67	%(e)	3%
Period Ended June 30, 2004 (f)	19.11	0.37	%(d)	104	1.49	%(e)	0.15	%(e)	2.17	%(e)	11%
Class S
Year Ended September 30, 2008	$16.47	(20.53%)		$261,041	1.07%		0.56%		1.26%		18%
Year Ended September 30, 2007	22.47	7.95%		318,947	1.07%		0.39%		1.27%		17%
Year Ended September 30, 2006	22.27	12.97%		261,594	1.09%		0.24%		1.23%		20%
Year Ended September 30, 2005	21.59	19.89%		232,912	1.07%		0.23%		1.22%		8%
Period Ended September 30, 2004 (c)	18.86	(1.46	%)(d)	218,871	1.03	%(e)	0.22	%(e)	1.16	%(e)	3%
Year Ended June 30, 2004 (g)	19.14	41.63%		234,956	1.03%		0.31%		1.20%		11%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from July 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g)	The existing class of shares was designated Class S shares as of April 19, 2004.

Privacy Policy

Tamarack Funds
Notice of Privacy Policy & Practices

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the Tamarack Funds but do not invest in the Tamarack Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

• Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

• Account History, including information about the transactions and balances in a customer’s accounts; and

• Correspondence, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Tamarack Funds under one or more of these circumstances:

• As Authorized — if you request or authorize the disclosure of the information.

• As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

• Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the Tamarack Funds:

• to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds;

• to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds;

• to maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Tamarack Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Equity Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contact the Funds at:

Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757 Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.voyageur.net for a free copy of a Funds’ prospectus, SAI, annual or semi-annual report.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

Tamarack Funds
c/o BFDS
P.O. Box 219757
Kansas City, MO 64121-9757

TAM EQ PROSP 1/09

FIXED INCOME
FUNDS PROSPECTUS

January 28, 2009

Class A
Class C
Class I
Class R
Class S

Quality Fixed Income Fund
Tax-Free Income Fund*

Investment Advisor: Voyageur Asset Management Inc. 100 South Fifth Street, Suite 2300 Minneapolis, Minnesota 55402-1240

Questions?
Call 1-800-422-2766 or your investment representative.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

* The Tax-Free Income Fund does not offer Class I shares

Risk/Return Summary and Fund Expenses

This prospectus describes the Fixed Income Funds (the “Funds” or each a “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.

	1-8	Investment Objectives, Principal Investment Strategies, Principal Risks and Performance Information
		1	Quality Fixed Income Fund
		6	Tax-Free Income Fund
	9	Fees and Expenses

Additional Information

	11	Investing for Temporary Defensive Purposes
	11	Risk Profile of Mutual Funds
	11	Overview of Principal Risks of the Funds

Fund Management
Review this section for details on the people and organizations who oversee the Funds. The Funds are managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	12	Investment Advisor
	12	Portfolio Managers
	13	Other Service Providers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	14	Pricing of Fund Shares
	16	Purchasing and Adding to Your Shares
	21	Selling Your Shares
	24	Exchanging Your Shares
	25	Additional Shareholder Services
	26	Market Timing and Excessive Trading
	27	Disclosure of Portfolio Holdings
	28	Distribution Arrangements/Sales Charges
	31	Distribution and Service (12b-1) Fees
	32	Dividends, Distributions and Taxes
	32	Organizational Structure

Financial Highlights
33

Privacy Policy

Back Cover
Where to Learn More About the Funds

Risk/Return Summary and Fund Expenses

Quality Fixed Income

Investment Objectives. Current income and capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income securities of varying maturities. The total return sought by the Fund consists of income earned on the Fund’s investments in addition to any capital gains associated with security price appreciation. The Fund focuses on maximizing income as the primary source of total returns. The weighted average maturity of the Fund’s portfolio is expected to range from four to fifteen years. The Fund’s portfolio may include bonds, notes, government securities, corporate securities, mortgage related and asset-backed securities, taxable municipal bonds, collateralized bond and debt obligations, bank loans, convertible securities, money market securities, preferred stock, swaps and other derivatives (including futures, options and credit default swaps), along with private placement and Rule 144A securities issued both domestically and internationally. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or by its agencies or instrumentalities) and investment grade corporate debt obligations as well as other investment grade fixed income securities including, but not limited to asset backed securities, mortgage backed securities and bank obligations. The Fund will provide notice to shareholders at least 60 days prior to any change to its 80% policy. Investment grade fixed income securities are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch or their short term rating equivalent. Up to 20% of the Fund’s net assets may be invested in securities falling below the investment grade or of comparable quality in the opinion of the Advisor. Shares of money market mutual funds are considered fixed income securities for purposes of the Fund’s 80% policy.

The Advisor will concentrate the Fund’s portfolio holdings in areas of the bond market that the Advisor believes to be relatively undervalued. The Advisor strategically diversifies the Fund across various sectors of the fixed income market to seek to reduce risk and protect principal. The Fund may invest up to 25% of its net assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund expects to invest in futures and options and may invest up to 15% of its net assets in net premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management risk, call risk, counterparty risk, currency risk, derivatives risk, foreign securities risk, general economic and market conditions risk, government intervention in financial markets risk, interest rate risk, issuer/credit risk, leverage risk, liquidity risk, market risk and prepayment risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

1

Risk/Return Summary and Fund Expenses

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign Securities Risk. Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: currency risk; political uncertainty and instability; more government involvement in the economy; higher inflation rates; less government supervision and regulation of the securities markets; controls on foreign investment and limitations on repatriation of invested capital; greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. The Advisor expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

2

Risk/Return Summary and Fund Expenses

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Quality Fixed Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Barclays Capital U.S. Aggregate Bond Index in the performance table below is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. This index reflects no deduction for fees, expenses or taxes. The returns for Class C, R, I, and S shares may differ from the returns of Class A shares shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

3

Risk/Return Summary and Fund Expenses

Performance Bar Chart1
Quality Fixed Income Fund- Class A
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes and do not include a sales charge.
If sales charges had been included, the returns would be less than those shown below.)

During the periods shown in the chart for the Quality Fixed Income Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2000	4.71%
Worst quarter:	Q4	2008	(3.94)%

Performance Table

Unlike the bar chart above, the investment results in the table below show returns before and after taxes and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2008)1

	Past Year		Past 5 Years		Since Inception[2]
Class A Before Taxes[3]	(13.48	) %	0.04%		2.72%
Class A After Taxes on Distributions[3]	(15.01	) %	(1.54	) %	0.84%
Class A After Taxes on Distributions and Sale of Shares[3]	(8.71	) %	(0.83	) %	1.23%
Class C Before Taxes[4]	(11.64	) %	0.05%		2.36%
Class I Before Taxes	(9.80	) %	1.05%		3.38%
Class R Before Taxes[4]	(10.24	) %	0.57%		2.88%
Class S Before Taxes[5]	(9.80	) %	1.05%		3.38%
Barclays Capital U.S. Aggregate Bond Index[6]	5.24%		4.65%		5.85%

4

Risk/Return Summary and Fund Expenses

1

The performance in the bar chart and table for the period from May 10, 1999 to April 19, 2004 reflects the performance of RBC Quality Income Fund, the predecessor to Tamarack Quality Fixed Income Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

2	The inception date (commencement of operations) of the Fund is May 10, 1999.

3	The performance for Class A shares reflects a maximum sales charge of 3.75%.

4

The inception date for Class C and R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of Class A shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class C shares).

5

The inception date for Class S shares of the Fund is April 19, 2004. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class S shares.

6	The performance of this index since inception of the Fund is calculated from April 30, 1999.

5

Additional Information

Tax-Free Income Fund

Investment Objective. Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.

Principal Investment Strategies. The Fund invests primarily in municipal securities of states and territories of the United States that pay interest exempt from federal income tax, including federal alternative minimum tax. The Fund intends to invest at least 80% of the Fund’s net assets, plus any borrowings, for investment purposes, in municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax and any alternative minimum tax. While the Fund reserves the right to invest up to 20% of the Fund’s net assets in securities that pay interest subject to federal income tax or federal alternative minimum tax, it currently intends under normal conditions to avoid investing in such securities. Under normal circumstances, the Fund’s average effective maturity is expected to be between five and twelve years. The Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance returns. The Fund will normally invest for the long term, but the Fund may sell a security at any time due to changes in credit quality, to make adjustments in the Fund’s portfolio characteristics, or for cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that represents a better value. A full discussion of all permissible investments for the Fund can be found in the Fixed Income Funds’ SAI.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include: active management risk, call risk, counterparty risk, derivatives risk, general economic and market conditions risk, government intervention in financial markets risk, issuer/credit risk and market risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the

6

Additional Information

way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. The Advisor expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

7

Additional Information

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Tax-Free Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The Barclays Capital Municipal 3-15 Year Blend Index in the performance table below is an unmanaged index that includes investment grade, tax-exempt fixed-rate bonds with maturities between two and seventeen years. The index reflects no deductions for fees, expenses or taxes. The returns for Class A, C and R shares may be lower than the returns of Class S shares shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart[1]
Tax-Free Income Fund- Class S
Calendar Year Total Returns
(Results in the bar chart do not reflect taxes.)

During the periods shown in the chart for the Tax-Free Income Fund:

	Quarter	Year	Returns

Best quarter:	Q3	2002	5.03%
Worst quarter:	Q2	2004	(3.27)%

Performance Table

Unlike the Bar Chart above, the investment results in the table below show returns before and after taxes and assume maximum sales charges, based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class S shares. After-tax returns for other classes will vary.

Average Annual Total Returns (for the periods ended December 31, 2008)1

	Past Year	Past 5 Years	Past 10 Years	Since Inception[2]

Class S Before Taxes	(2.85)%	1.43%	3.25%	6.04%
Class S After Taxes on Distributions	(2.97)%	1.17%	3.06%	5.71%
Class S After Taxes on Distributions and Sale of Shares	(0.36)%	1.73%	3.31%	5.79%
Class A Before Taxes,3	(6.75)%	0.40%	2.60%	5.64%
Class C Before Taxes[3]	(4.74)%	0.45%	2.23%	5.00%
Class R Before Taxes[3]	(3.24)%	0.93%	2.74%	5.52%
Barclays Capital Municipal 3-15 Year Blend Index[4]	2.27%	3.38%	4.60%	5.20%

1

The performance in the bar chart and table for the period from February 22, 1980 to April 19, 2004 reflects the performance of D.L. Babson Tax-Free Income Fund, the predecessor to Tamarack Tax-Free Income Fund.

2	The inception date (commencement of operations) of the Fund is February 22, 1980.

3

The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares). The performance for Class A shares reflects a maximum sales charge of 3.75%.

4	The inception date for the index is July 1, 1993.

8

Additional Information

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Funds. The term “offering price” includes the front-end sales load.

Quality Fixed Income Fund

	Class A	Class C	Class I	Class R	Class S
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a % of offering price)	3.75%[1]	None	None	None	None
Maximum Deferred Sales Charge (Load)
(as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees[5]	0.25%	1.00%	None	0.50%	None
Other expenses[6]	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.57%	2.32%	1.32%	1.82%	1.32%
Fee waiver/expense reimbursement[7]	(0.64)%	(0.64)%	(0.64)%	(0.64)%	(0.64)%
Net annual fund operating expenses	0.93%	1.68%	0.68%	1.18%	0.68%

Tax-Free Income Fund

	Class A	Class C	Class R	Class S
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a % of offering price)	3.75%[1]	None	None	None
Maximum Deferred Sales Charge (Load)
(as a % of offering or sales price, whichever is less)	1.00%[2]	1.00%[3]	None	None
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees[5]	0.25%	1.00%	0.50%	None
Other expenses[6]	1.13%	1.13%	1.13%	1.13%
Total Annual Fund Operating Expenses	2.23%	2.98%	2.48%	1.98%
Fee waiver/expense reimbursement[7]	(1.24)%	(1.24)%	(1.24)%	(1.24)%
Net annual fund operating expenses	0.99%	1.74%	1.24%	0.74%

9

Additional Information

1

Sales charges decline for purchases of $100,000 or more. See “Distribution Arrangements/Sales Charges — Front-End Sales Charges,” below. This sales charge will be waived for (i) accounts invested through wrap programs in which the Tamarack Funds participate and (ii) accounts that transferred to a Tamarack Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization.

2

A 1.00% contingent deferred sales charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1,000,000 or more on which no initial sales charge was paid. See “Distribution Arrangements/Sales Charges — Contingent Deferred Sales Charges” below.

3	A 1.00% CDSC is imposed on redemptions of Class C shares made within 12 months of purchase. See “Distribution Arrangements/Sales Charges — Contingent Deferred Sales Charges” below.

4

A 2.00% fee is imposed on redemptions or exchanges within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (i) shares purchased through reinvested distributions (dividends and capital gains); (ii) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans); (iii) shares redeemed in accordance with the systematic redemption plan or monthly exchange program; (iv) redemptions following the death or disability of a shareholder (of which the Fund has been notified); and (v) under other circumstances, at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program (not at the direction of the investment advisor’s client). The redemption fee will be deducted from the proceeds that result from the order to sell or exchange. See “Shareholder Information/Market Timing and Excessive Trading — Redemption Fee,” below. Additionally, a $10 fee will be imposed on non-periodic withdrawals or terminations from IRA and Keogh plan accounts, and a $15 fee will be imposed on non-periodic withdrawals or terminations from IRA and Keogh plan accounts. A $10 fee is imposed on wire redemptions.

5

Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the NASD. Under the 12b-1 plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

6	Other expenses include indirect fees and expenses of acquired funds less than 0.01%.

7

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Quality Fixed Income Fund and Tax-Free Income Fund to the levels listed above under Net Annual Fund Operating Expenses. This expense limitation agreement is in place February 1, 2009 until January 31, 2010. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. Voyageur may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

Example: These Examples are intended to help you compare the cost of investing in the Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume:

•	a $10,000 investment

•	5% annual return and reinvestment of dividends and distributions

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Quality Fixed Income Fund

	Class A	Class C	Class I	Class R	Class S
One Year After Purchase	$466	$271	$69	$120	$69
Three Years After Purchase	$843	$663	$355	$510	$335
Five Years After Purchase	$1,243	$1,182	$662	$925	$662
Ten Years After Purchase	$2,362	$2,607	$1,534	$2,085	$1,534
One Year After Purchase*	$466	$171	$69	$120	$69

(*assume you retain and do not redeem your shares at end of period)

Tax-Free Income Fund

	Class A	Class C	Class R	Class S
One Year After Purchase	$472	$277	$126	$76
Three Years After Purchase	$981	$805	$654	$501
Five Years After Purchase	$1,516	$1,458	$1,209	$953
Ten Years After Purchase	$2,977	$3,211	$2,722	$2,206
One Year After Purchase*	$472	$177	$126	$76

(*assume you retain and do not redeem your shares at end of period)

10

Additional Information

Investing for Temporary Defensive Purposes

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. If a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Risk Profile of Mutual Funds

Overview of Principal Risks of the Funds

	Market Risk	Active Management Risk	Issuer/ Credit Risk	Interest Rate Risk	Prepayment Risk	Derivatives Risk	Call Risk	Leverage Risk	Liquidity Risk	Foreign Securities Risk	Currency Risk
Quality Fixed Income Fund	X	X	X	X	X	X	X	X	X	X	X
Tax-Free Income Fund	X	X	X	X		X	X

More information on these and other risks can be found in the “Principal Risks” sections under each Fund summary in this prospectus and in the Fixed Income Funds’ SAI.

11

Fund Management

Investment Advisor

The Funds are advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”). Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and 46 other countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2008, Voyageur’s investment team managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2008 as follows:

Quality Fixed Income Fund	0.60%[1]
Tax-Free Income Fund	0.85%[1]

1	The Advisor has contractually agreed to waive or limit fees February 1, 2009 through January 31, 2010 in order to maintain net annual fund operating expenses as set forth under “Fees and Expenses.”

Information regarding the factors considered by the Board of Trustees of the Funds in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be in the Funds’ Semi-Annual Report for the period ending March 31, 2009.

Portfolio Managers

Voyageur is responsible for the overall management of each Fund’s portfolio. Voyageur employs a team approach to the management of each of the Fixed Income Funds, with no individual team member being responsible solely for investment decisions. The team members are jointly and primarily responsible for security analysis, industry recommendations, cash positions, purchase and sell decision making processes and general daily oversight of the Funds’ portfolios. The members of Voyageur’s fixed income funds team are:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Quality Fixed Income Fund: Team Managed with Lead
John M. Huber	Senior Managing Director, Chief Fixed Income Investment Officer	Lead PM since 9/2004	18 years	MBA Finance University of Minnesota, BA University of Iowa. CFA Member	Senior Managing Director and Chief Investment Officer — Fixed Income at Voyageur since 2004. Principal and Senior Portfolio Manager at Galliard Capital Management 1995-2004.

12

Fund Management

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Tax-Free Fixed Income Fund: Team Co-Managed
Raye C. Kanzenbach	Senior Managing Director, Sr. Portfolio Manager	Co-PM on Fund since 10/2003	35 years	MBA Finance University of Michigan, BA Lawrence University, CFA Member	Senior Managing Director, Senior Portfolio Manager at Voyageur since 1991.

John M. Huber	Senior Managing Director, Chief Fixed Income Investment Officer	Co-PM on Fund since 9/2004	18 years	MBA Finance University of Minnesota, BA University of Iowa. CFA Member	Senior Managing Director and Chief Investment Officer — Fixed Income at Voyageur since 2004. Principal and Senior Portfolio Manager, Galliard Capital Management 1995-2004.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Fixed Income Funds’ SAI.

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to the Funds.

Distributor. Tamarack Distributors Inc. (“Distributor”), located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is the distributor of the Funds’ shares. The Distributor is a member of Financial Industry Regulatory Authority, and (like Voyageur) is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Funds.

Dividend Paying Agent and Transfer Agent. Boston Financial Data Services, Inc. (“BFDS”), a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, Missouri 64105, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

13

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) of each class of shares of each Fund is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of the class.

NAV =	Total Assets of Class – Liabilities
Number of Shares of Class Outstanding

1. NAV is calculated separately for each class of shares.
2. You can find many Funds’ NAV daily in The Wall Street Journal, other newspapers, at www.voyageur.net, or by calling 1-800-422-2766.

The per share NAV for each class of each Fund is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or on days the primary trading markets for the Funds’ portfolio instruments are open.

Your order for purchase, sale or exchange of shares is generally priced at the next NAV calculated after your order is received in good order by the Fund’s transfer agent on any day that the NYSE is open for business. For example: If you place a purchase order to buy shares of a Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the Funds may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Funds’ portfolio instruments are open, and the Funds’ management believes there is an adequate market to meet purchase, redemption, and exchange requests.

14

Shareholder Information

Valuation of Portfolio Securities

On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Funds’ securities, other than short-term debt obligations, are generally valued at current market prices. The Pricing and Valuation Procedures generally require fixed income securities to be priced by approved pricing agents and equity securities to be priced by readily available market quotations. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available or available prices do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies will be used in situations such as the following: a price is determined to be stale (that is, it cannot be valued using the standard pricing method because a recent sale price, bid and asked quotation or other applicable pricing indicator is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and close of the NYSE, when a Fund’s NAV is typically calculated.

15

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase shares of the Funds through the Funds’ Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment

Account Type	Amount
Regular	$1,000
IRA and Uniform Transfer/Gifts to Minors Accounts	$250
By exchange[2] from another Tamarack Fund into a regular account	$1,000
By exchange[2] from another Tamarack Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$100
Class I: Regular Institutions or Individuals	$250,000
Class I: Through qualified retirement benefit plans	$0

Minimum Additional Investment

Investment Type	Amount
By telephone or mail	$100
By wire	$1,000
By Internet (see instructions for purchasing and adding to your shares)	$100
By exchange[2] from another Tamarack Fund into a regular account	$1,000
By exchange[2] from another Tamarack Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$50

1

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

2	The following Tamarack Funds are eligible for exchanges: the Tamarack Fixed Income Funds; the Tamarack Equity Funds; and Prime Money Market Fund.

Additional Policies about Transactions

The Funds cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases must be in U.S. dollars. Third-party checks, starter checks and credit card convenience checks are not accepted.

16

Shareholder Information

A Fund may waive its minimum purchase requirement.

A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the Tamarack Funds are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Funds. If you call the Funds, the Funds’ representative may request personal identification and may tape record the call.

Class A and Class C Eligibility. Class A and Class C shares are available to investors who meet the minimum initial investment requirements. Class C shares are no longer offered to new employer-sponsored retirement plans.

Class R Eligibility. Class R shares are available to investors only through participation in employer-sponsored retirement programs for which omnibus or program-level accounts are held on the books of the Funds. These programs include 401(a) plans (such as defined benefit, profit sharing, money purchase and 401(k) plans), 403(b)(7) plans, 457 plans and non-qualified deferred compensation plans.

Class I Eligibility. Class I shares are available in the Quality Fixed Income Fund and are offered to institutions or individuals with a $250,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans.

Class S Eligibility. Class S Shares are available to investors purchasing shares directly through the Fund or its agent, BFDS.

IRA and Keogh Account Maintenance Fees. A $10 annual maintenance fee is charged on all IRA accounts. Multiple IRA accounts associated with a single social security number are charged only one $10 fee. A $15 annual maintenance fee is charged on all Keogh accounts. Multiple Keogh accounts associated with a single social security number are charged only one $15 fee. If an annual maintenance fee has not yet been charged for the current year when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Tamarack Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

17

Shareholder Information

Instructions for Opening an Account

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

By Mail	Initial Purchases and All Correspondence Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

	1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.

Make check, bank draft or money order payable to “Tamarack Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement

	3.	Mail or courier application and payment to the applicable address above
By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided for the purchase of Class S shares. This option is available only for Class S shares.
By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For__________ Fund AC = 9870326213 Please provide: Your account number and account name

Call 1-800-422-2766 to obtain an account number, instructions for sending your account application to the Funds, and instructions for your bank to wire your investment. After confirming that the Funds have received your application, contact your bank to wire your investment (you must include the Funds’ banking instructions and your account number).

By Exchange from Another Tamarack Fund	1-800-422-2766 or www.voyageur.net (Class S exchanges only)

If you already have an account with us and your account is authorized for telephone exchanges (or on-line exchanges for Class S shares), you may open an account in an eligible Tamarack Fund by exchanging shares from another Tamarack Fund. The eligible Funds are: the Tamarack Fixed Income Funds; the Tamarack Equity Funds; and Prime Money Market Fund. The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Questions?
Call 1-800-422-2766 or your investment representative.

18

Shareholder Information

Instructions for Purchasing and Adding to Your Shares

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments ($100 minimum) by telephone. After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

	1.	Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:
• Account name and account number
• Fund name
• Share class

	2.	Make check, bank draft or money order payable to “Tamarack Funds” and include your account number on the check. Your investment must meet the $100 minimum additional investment requirement.
	3.	Mail or courier stub and payment to the applicable address above.
By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For ______Fund AC = 9870326213 Please provide: Your account number and account name

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to UMB Bank.

By Exchange from Another Tamarack Fund	Please refer to the information under “Exchanging Your Shares” below.
By Internet

For the purchase of Class S shares only, you may visit the Funds’ website, www.voyageur.net, and follow the instructions provided for the purchase of Class S shares. There is a $100 minimum for additional investments through the website.

Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required.

Questions?
Call 1-800-422-2766 or your investment representative.

19

Shareholder Information

You can also add to your account using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account. You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions (capital gains and dividends) in cash, (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Distributions

Dividends and distributions of less than $10 will be automatically reinvested. Dividends and distributions of $10 or more will also be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution expenses. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes.”)

20

Shareholder Information

Selling Your Shares

You may withdraw from your account at any time in the following amounts:

•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling
shares when you request a withdrawal in cash. This is also
known as redeeming shares or a redemption of shares.

	•	any amount for redemptions requested by mail with a Medallion signature guarantee

	•	any amount up to $50,000 for Fund website redemptions (Class S shares only)

	•	$1,000 or more for redemptions wired to a bank or similar account ($10 fee)**

	•	$50 or more for redemptions by a systematic redemption plan (there may be a fee)

	•	$1,000 or more for exchanges to another eligible Tamarack Fund

	•	$100 or more for redemptions by automatic monthly exchange to another eligible Tamarack Fund

	•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

	•	up to $50,000 by telephone (for authorized accounts)

*

A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

**	A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

Shares redeemed within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares so redeemed. (See “Market Timing and Excessive Trading — Redemption Fee” below.) The Funds reserve the right to amend their redemption policies. Shareholders will be notified of any such changes.

21

Shareholder Information

Instructions for Selling Shares (Redemptions)

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone		1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail		Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

	2.	Mail or courier the letter to the applicable address above.
By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before 4:00 Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

By Internet

Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. Provided you have previously registered, you may withdraw up to $50,000 through the website. This option is only available to Class S Shareholders.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until you or the Fund cancel the plan. Depending upon how long you have held your shares, redemption fees and contingent deferred sales charges may apply.

Questions?
Call 1-800-422-2766 or your investment representative.

22

Shareholder Information

Additional Policies on Selling Shares (Redemptions)

We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees

You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file;

•	A redemption check mailed to an account address that has been changed within the last 30 days;

•	A redemption for $50,000 or more in writing; or

•	A change in account registration or redemption instructions.

Redemption Fee

A 2.00% redemption fee generally is imposed on redemptions and exchanges within 30 days of purchase. See “Market Timing and Excessive Trading — Redemption Fee” below.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000 for regular shareholder accounts and $250,000 for Class I shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No CDSC or redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

23

Shareholder Information

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Funds and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing Tamarack Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the Tamarack Funds, you may exchange shares between eligible Tamarack Funds. The eligible Funds are the Tamarack Fixed Income Funds; the Tamarack Equity Funds; and Prime Money Market Fund.

By Telephone	1-800-422-2766	You may make exchanges from one identically registered Tamarack Fund account into another eligible Tamarack Fund account, provided that your account is authorized for telephone exchanges.
By Mail	Regular Mail Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757	Registered/Overnight Mail Tamarack Funds c/o BFDS 330 W. 9th St. Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the Tamarack Fund from which the amount is being sold, and the name of the Tamarack Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.
By Internet

Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. All Class S account owners are automatically granted Internet exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Tamarack Funds. This option is not available to other shareholders.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from one eligible Tamarack Fund into another eligible Tamarack Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Questions?
Call 1-800-422-2766 or your investment representative.

24

Shareholder Information

Additional Policies on Exchanges

Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares so exchanged. The Funds also reserve the right to limit exchanges. (See “Market Timing and Excessive Trading” below.)

With the exception of exchanges to or from the Prime Money Market Fund (whose shares are offered through another prospectus), the Share Class must be the same in the two Funds involved in the exchange. With the exception of exchanges to Prime Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to Prime Money Market Fund will be into RBC Institutional Class 1 Shares. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund you are exchanging into. Call us for a free copy or contact your investment representative. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days notice to shareholders.

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	Transfer on Death (“TOD”) Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts

•	Traditional IRA accounts

•	Roth IRA accounts

•	Simplified Employee Pensions (“SEPs”)

Telephone/Internet Services

The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Holders of Class S shares may also access the Funds’ website, www.voyageur.net.)

Shareholder Mailings

To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

25

Shareholder Information

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. On behalf of the Tamarack Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Funds for costs associated with it.

Redemption Fee. A 2.00% fee is imposed on redemptions or exchanges of shares of the Tamarack Funds (other than the Tamarack Money Market Funds) within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one person retirement plans), (3) shares redeemed in accordance with the systematic redemption plan or monthly exchange program, (4) redemptions following the death or disability of a shareholder (of which the Fund has been notified), or (5) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program (not at the direction of the investment advisor’s client). Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

Restriction and Rejection of Purchase or Exchange Orders. The Tamarack Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The Tamarack Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

If detected, once an accountholder makes five exchanges between Tamarack Funds during a calendar year, the ability to make additional exchanges for that account will be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The Tamarack Funds’ policy imposing redemption fees and limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Tamarack Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the Tamarack Funds may be limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the Tamarack Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the Tamarack Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate the exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

26

Shareholder Information

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as municipal bonds or obligations rated below investment grade, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. Because these securities may trade infrequently, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Fixed Income Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.voyageur.net. Within 15 days of month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

27

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges. The Class I and S shares of Quality Fixed Income Fund have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A, C and R shares.

	Class A	Class C	Class I	Class R	Class S

Sales Charge (Load)	Maximum sales charge of 3.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No front-end sales charge; CDSC of 1.00% for redemptions within 12 months of purchase.	No sales charge.	No sales charge.	No sales charge.
Distribution and Service (12b-1) Fee	0.25%[1]	1.00%	None	0.50%	None
Fund Expenses	Lower annual expenses than Class C shares and Class R shares.	Higher annual expenses than Class A and R shares.	Lower annual expenses than Class A, C, and R shares.	Lower annual expenses than Class C shares.	Lower annual expenses than Class A, C, and R shares.

1

Under the 12b-1 plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of share is more appropriate for you.

28

Shareholder Information

Front-End Sales Charges

Front-end sales charges are imposed on sales of Class A shares of all Funds at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares” below.) These sales charges will be waived for purchases (i) in accounts invested through wrap programs in which the Tamarack Funds participate, (ii) in accounts that transferred to a Tamarack Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization, (iii) through “one-stop” mutual fund networks, (iv) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (v) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers, expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of		Dealer Concession
For Purchases Up To:	Offering Price	Net Amount Invested	as a Percentage of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 — $249,999.99	3.50%	3.63%	2.75%
$250,000 — $499,999.99	2.50%	2.56%	2.00%
$500,000 — $749,999.99	2.00%	2.04%	1.60%
$750,000 — $999,999.99	1.50%	1.52%	1.20%
$1,000,000 and over	0.00%*	0.00%	1.00%

*	A 1.00% CDSC is imposed on redemptions within one year of purchase. See “Contingent Deferred Sales Charge” below.

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. You may combine accounts in Tamarack Funds Class A shares in order to qualify for a reduced sales charge (load). This does not include accounts in the Access Capital Community Investment Fund and Tamarack Money Market Funds. The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. You may also reduce your Class A initial sales charge by establishing a letter of intent. A letter of intent allows you to combine all Tamarack Funds Class A shares purchased through a single account (excluding Access Capital Community Investment Fund and Tamarack Money Market Funds) that you intend to make over a 13-month period to determine the appropriate sales charge. You must provide this letter of intent to the Tamarack Funds along with your account application. Capital appreciation, reinvested dividends and capital gains do not apply when calculating the total combined purchases during the 13-month period. Please be aware that a portion of your account may be held in escrow to cover the additional sales charge that may be due if your total investment in your account does not qualify for the anticipated sales charge reduction.

Rights of Accumulation. You may also take into account the current value of your existing holdings in Class A shares of the Tamarack Funds (excluding Access Capital Community Investment Fund and the Money Market Funds) to determine the appropriate sales charge on subsequent purchases. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE TAMARACK FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT

29

Shareholder Information

NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

You may obtain information free of charge on sales charge reductions and waivers through a link on the Tamarack Funds website, www.voyageur.net, or from your financial advisor.

Contingent Deferred Sales Charges

For Class C shares, a CDSC of 1.00% applies if shares are sold within 12 months of purchase. A 1.00% CDSC is also imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Waiving Contingent Deferred Sales Charges (Class A and Class C)

The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder.

•	Redemptions due to the complete termination of a trust upon the death of the trust or/grantor or beneficiary.

•	Tax-free returns of excess contributions to IRAs.

•

Permitted exchanges of shares between funds. However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.

The contingent deferred sales charge on Class A and C shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan.

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2.

30

Shareholder Information

Distribution and Service (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	The 12b-1 fees vary by share class as follows:

–

Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

	–	Class C shares may pay a 12b-1 fee of up to 1.00% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing.

	–	Class R shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing.

Additional Payments. The Advisor, Administrator and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

31

Shareholder Information

Dividends, Distributions and Taxes

Each Fund’s income, less expenses, is paid out in the form of dividends to its shareholders. Income dividends on each Fund are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Net capital gains, if any, for all Funds are distributed at least annually.

Dividends paid out of a Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of net long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Dividends paid by the Tax-Free Income Fund from tax-exempt interest income generally are exempt from regular federal income tax.

Because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fixed Income Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year, your Fund will notify you of the tax status of dividends and other distributions.

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize a long-term capital gain or loss if you have held your fund shares for over one year at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the period during which you held shares.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult a tax advisor regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The predecessor funds to the Tamarack Fixed Income Funds described in this prospectus were reorganized as series of Tamarack Funds Trust effective April 16, 2004.

32

Financial Highlights

The Financial Highlights Tables are intended to help you understand each Fund’s financial performance for the past five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for Quality Fixed Income Fund and Tax-Free Income Fund for the fiscal years ended September 30, 2008, September 30, 2007, September 30, 2006 and September 30, 2005 and the periods ended September 30, 2004, June 30, 2004 and April 30, 2004 has been audited by Deloitte & Touche LLP. Their report, along with the Funds’ Financial Statements, is included in the Funds’ Annual Report, which is available at www.voyageur.net or by calling 1-800-422-2766.

33

Financial Highlights

Tamarack Quality Fixed Income Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Class A
Year Ended September 30, 2008	$9.44	0.45	(a)	(0.84)	(b	)	(0.39)	(0.46)	—	—	(0.46)
Year Ended September 30, 2007	9.47	0.44	(a)	(0.03)	(b	)	0.41	(0.44)	—	—	(0.44)
Year Ended September 30, 2006	9.61	0.41	(a)	(0.13)	(b	)	0.28	(0.39)	—	(0.03)	(0.42)
Year Ended September 30, 2005	9.77	0.39		(0.15)	(b	)	0.24	(0.40)	—	—	(0.40)
Period Ended September 30, 2004 (c)	9.65	0.16		0.13	(b	)	0.29	(0.17)	—	—	(0.17)
Year Ended April 30, 2004	10.27	0.38		(0.25)	—		0.13	(0.41)	(0.34)	—	(0.75)

Class I
Year Ended September 30, 2008	$9.43	0.51	(a)	(0.87)	(b	)	(0.36)	(0.48)	—	—	(0.48)
Year Ended September 30, 2007	9.48	0.45	(a)	(0.03)	(b	)	0.42	(0.47)	—	—	(0.47)
Year Ended September 30, 2006	9.62	0.43	(a)	(0.13)	(b	)	0.30	(0.42)	—	(0.02)	(0.44)
Year Ended September 30, 2005	9.77	0.33		(0.06)	(b	)	0.27	(0.42)	—	—	(0.42)
Period Ended September 30, 2004 (c)	9.65	0.17		0.13	(b	)	0.30	(0.18)	—	—	(0.18)
Year Ended April 30, 2004	10.27	0.37		(0.21)	—		0.16	(0.44)	(0.34)	—	(0.78)

Class C
Year Ended September 30, 2008	$9.43	0.42	(a)	(0.88)			(0.46)	(0.39)	—	—	(0.39)
Year Ended September 30, 2007	9.48	0.37	(a)	(0.05)	(b	)	0.32	(0.37)	—	—	(0.37)
Year Ended September 30, 2006	9.61	0.35	(a)	(0.12)	(b	)	0.23	(0.35)	—	(0.01)	(0.36)
Year Ended September 30, 2005	9.77	0.32		(0.15)	(b	)	0.17	(0.33)	—	—	(0.33)
Period Ended September 30, 2004 (c)	9.65	0.13		0.13	(b	)	0.26	(0.14)	—	—	(0.14)
Period Ended April 30, 2004 (g)	9.73	0.01		(0.08)	—		(0.07)	(0.01)	—	—	(0.01)
Class R
Year Ended September 30, 2008	$9.43	0.46	(a)	(0.86)	(b	)	(0.40)	(0.44)	—	—	(0.44)
Year Ended September 30, 2007	9.47	0.42	(a)	(0.04)	(b	)	0.38	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	9.61	0.39	(a)	(0.13)	(b	)	0.26	(0.39)	—	(0.01)	(0.40)
Year Ended September 30, 2005	9.77	0.35		(0.13)	(b	)	0.22	(0.38)	—	—	(0.38)
Period Ended September 30, 2004 (c)	9.65	0.16		0.12	(b	)	0.28	(0.16)	—	—	(0.16)
Period Ended April 30, 2004 (g)	9.73	0.01		(0.08)	—		(0.07)	(0.01)	—	—	(0.01)
Class S
Year Ended September 30, 2008	$9.43	0.51	(a)	(0.87)	(b	)	(0.36)	(0.48)	—	—	(0.48)
Year Ended September 30, 2007	9.47	0.47	(a)	(0.04)	(b	)	0.43	(0.47)	—	—	(0.47)
Year Ended September 30, 2006	9.61	0.43	(a)	(0.13)	(b	)	0.30	(0.42)	—	(0.02)	(0.44)
Year Ended September 30, 2005	9.77	0.41		(0.15)	(b	)	0.26	(0.42)	—	—	(0.42)
Period Ended September 30, 2004 (c)	9.65	0.17		0.13	(b	)	0.30	(0.18)	—	—	(0.18)
Period Ended April 30, 2004 (g)	9.73	0.01		(0.08)	—		(0.07)	(0.01)	—	—	(0.01)

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***
Class A
Year Ended September 30, 2008	$8.59	(4.36)%		$454	0.92%		4.90%		1.82%		80%
Year Ended September 30, 2007	9.44	4.45%		441	0.93%		4.70%		1.85%		59%
Year Ended September 30, 2006	9.47	3.04%		406	0.93%		4.35%		1.89%		65%
Year Ended September 30, 2005	9.61	2.48%		1,188	0.93%		4.02%		1.82%		116%
Period Ended September 30, 2004 (c)	9.77	2.96	%(d)	1,257	0.93	%(e)	4.07	%(e)	1.64	%(e)	13%
Year Ended April 30, 2004	9.65	1.39%		1,128	1.42%		3.56%		1.68%		87%

Class I
Year Ended September 30, 2008	$8.59	(4.05%)		$229	0.68%		5.51%		1.31%		80%
Year Ended September 30, 2007	9.43	4.49%		311	0.68%		4.76%		1.38%		59%
Year Ended September 30, 2006	9.48	3.30%		1,091	0.68%		4.57%		1.39%		65%
Year Ended September 30, 2005	9.62	2.84%		2,511	0.68%		4.32%		1.28%		116%
Period Ended September 30, 2004 (c)	9.77	3.18	%(d)	18,990	0.68	%(e)	4.39	%(e)	1.09	%(e)	13%
Year Ended April 30, 2004	9.65	1.54%		30,990	1.18%		3.83%		(f	)	87%

Class C
Year Ended September 30, 2008	$8.58	(5.04%)		$3	1.68%		4.53%		2.33%		80%
Year Ended September 30, 2007	9.43	3.50%		4	1.74%		3.88%		2.46%		59%
Year Ended September 30, 2006	9.48	2.30%		3	1.62%		3.68%		2.31%		65%
Year Ended September 30, 2005	9.61	1.79%		3	1.62%		3.33%		2.24%		116%
Period Ended September 30, 2004 (c)	9.77	2.75	%(d)	3	1.68	%(e)	3.33	%(e)	2.09%		13%
Period Ended April 30, 2004 (g)	9.65	(0.72	%)(d)	3	1.69	%(e)	3.03	%(e)	(e	)(f)	87%
Class R
Year Ended September 30, 2008	$8.59	(4.45%)		$6	1.18%		5.03%		1.81%		80%
Year Ended September 30, 2007	9.43	3.96%		7	1.19%		4.44%		1.90%		59%
Year Ended September 30, 2006	9.47	2.87%		7	1.19%		4.12%		1.96%		65%
Year Ended September 30, 2005	9.61	2.23%		9	1.18%		3.77%		1.81%		116%
Period Ended September 30, 2004 (c)	9.77	2.96	%(d)	20	1.16	%(e)	2.92	%(e)	1.73%		13%
Period Ended April 30, 2004 (g)	9.65	(0.71	%)(d)	3	1.13	%(e)	3.54	%(e)	(e	)(f)	87%
Class S
Year Ended September 30, 2008	$8.59	(4.16%)		$42,329	0.68%		5.52%		1.31%		80%
Year Ended September 30, 2007	9.43	4.60%		51,590	0.68%		4.93%		1.38%		59%
Year Ended September 30, 2006	9.47	3.27%		59,647	0.68%		4.61%		1.39%		65%
Year Ended September 30, 2005	9.61	2.73%		73,246	0.68%		4.28%		1.31%		116%
Period Ended September 30, 2004 (c)	9.77	3.07	%(d)	89,278	0.68	%(e)	4.34	%(e)	1.13%		13%
Period Ended April 30, 2004 (g)	9.65	(0.58	)%(d)	97,237	0.68	%(e)	4.37	%(e)	(e	)(f)	87%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from May 1, 2004 to September 30, 2004.
(d)	Not Annualized.
(e)	Annualized.
(f)	There were no waivers or reimbursements during the period.
(g)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

34

Financial Highlights

Tamarack Tax-Free Income Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Year Ended September 30, 2008	$8.42	0.29	(a)	(0.22)	—		0.07	(0.29)	(0.04)	(0.33)
Year Ended September 30, 2007	8.78	0.29		(0.10)	(b	)	0.19	(0.29)	(0.26)	(0.55)
Year Ended September 30, 2006	8.89	0.30		(0.05)	(b	)	0.25	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2005	9.31	0.30		(0.18)	(b	)	0.12	(0.30)	(0.24)	(0.54)
Period Ended September 30, 2004 (c)	9.05	0.07		0.26	(b	)	0.33	(0.07)	—	(0.07)
Period Ended June 30, 2004 (f)	9.25	0.06		(0.20)	—		(0.14)	(0.06)	—	(0.06)
Class C
Year Ended September 30, 2008	$8.42	0.23	(a)	(0.23)	—		—	(0.23)	(0.04)	(0.27)
Year Ended September 30, 2007	8.77	0.23		(0.09)	(b	)	0.14	(0.23)	(0.26)	(0.49)
Year Ended September 30, 2006	8.89	0.24		(0.06)	(b	)	0.18	(0.24)	(0.06)	(0.30)
Year Ended September 30, 2005	9.31	0.23		(0.18)	(b	)	0.05	(0.23)	(0.24)	(0.47)
Period Ended September 30, 2004 (c)	9.05	0.06		0.26	(b	)	0.32	(0.06)	—	(0.06)
Period Ended June 30, 2004 (f)	9.25	0.05		(0.20)	—		(0.15)	(0.05)	—	(0.05)
Class R
Year Ended September 30, 2008	$8.42	0.28	(a)	(0.23)	—		0.05	(0.28)	(0.04)	(0.32)
Year Ended September 30, 2007	8.78	0.27		(0.10)	(b	)	0.17	(0.27)	(0.26)	(0.53)
Year Ended September 30, 2006	8.89	0.28		(0.05)	(b	)	0.23	(0.28)	(0.06)	(0.34)
Year Ended September 30, 2005	9.31	0.27		(0.18)	(b	)	0.09	(0.27)	(0.24)	(0.51)
Period Ended September 30, 2004 (c)	9.05	0.07		0.26	(b	)	0.33	(0.07)	—	(0.07)
Period Ended June 30, 2004 (f)	9.25	0.06		(0.20)	—		(0.14)	(0.06)	—	(0.06)
Class S
Year Ended September 30, 2008	$8.42	0.31	(a)	(0.23)	—		0.08	(0.31)	(0.04)	(0.35)
Year Ended September 30, 2007	8.78	0.31		(0.10)	(b	)	0.21	(0.31)	(0.26)	(0.57)
Year Ended September 30, 2006	8.89	0.33		(0.06)	(b	)	0.27	(0.32)	(0.06)	(0.38)
Year Ended September 30, 2005	9.31	0.32		(0.18)	(b	)	0.14	(0.32)	(0.24)	(0.56)
Period Ended September 30, 2004 (c)	9.05	0.08		0.26	(b	)	0.34	(0.08)	—	(0.08)
Year Ended June 30, 2004 (f)	9.57	0.32		(0.40)	—		(0.08)	(0.32)	(0.12)	(0.44)

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***
Class A
Year Ended September 30, 2008	$8.16	0.65%		$87	0.99%		3.45%		2.52%		44%
Year Ended September 30, 2007	8.42	2.21%		70	0.99%		3.38%		2.54%		12%
Year Ended September 30, 2006	8.78	2.91%		71	1.12%		3.48%		2.41%		45%
Year Ended September 30, 2005	8.89	1.27%		171	1.24%		3.29%		2.31%		8%
Period Ended September 30, 2004 (c)	9.31	3.71	% (d)	166	1.23	% (e)	3.20	% (e)	1.82	% (e)	2%
Period Ended June 30, 2004 (f)	9.05	(1.50	%)(d)	33	1.24	% (e)	3.39	% (e)	3.00	% (e)	17%
Class C
Year Ended September 30, 2008	$8.15	(0.09%)		$94	1.74%		2.72%		3.14%		44%
Year Ended September 30, 2007	8.42	1.52%		3	1.71%		2.70%		3.06%		12%
Year Ended September 30, 2006	8.77	2.15%		3	1.81%		2.74%		2.95%		45%
Year Ended September 30, 2005	8.89	0.54%		3	1.96%		2.57%		2.67%		8%
Period Ended September 30, 2004 (c)	9.31	3.53	% (d)	3	1.99	% (e)	2.54	% (e)	2.45	% (e)	2%
Period Ended June 30, 2004 (f)	9.05	(1.65	%)(d)	3	1.98	% (e)	2.59	% (e)	3.16	% (e)	17%
Class R
Year Ended September 30, 2008	$8.15	0.47%		$4	1.18%		3.27%		2.41%		44%
Year Ended September 30, 2007	8.42	1.97%		4	1.26%		3.15%		2.61%		12%
Year Ended September 30, 2006	8.78	2.62%		3	1.37%		3.20%		2.49%		45%
Year Ended September 30, 2005	8.89	1.01%		3	1.52%		3.03%		2.23%		8%
Period Ended September 30, 2004 (c)	9.31	3.66	% (d)	3	1.49	% (e)	3.03	% (e)	1.96	% (e)	2%
Period Ended June 30, 2004 (f)	9.05	(1.55	%)(d)	3	1.48	% (e)	3.09	% (e)	2.65	% (e)	17%
Class S
Year Ended September 30, 2008	$8.15	0.90%		$16,074	0.74%		3.70%		1.98%		44%
Year Ended September 30, 2007	8.42	2.47%		18,241	0.74%		3.64%		2.04%		12%
Year Ended September 30, 2006	8.78	3.17%		20,262	0.83%		3.74%		1.95%		45%
Year Ended September 30, 2005	8.89	1.52%		23,924	0.99%		3.54%		1.81%		8%
Period Ended September 30, 2004 (c)	9.31	3.78	% (d)	27,329	0.99	% (e)	3.48	% (e)	1.43	% (e)	2%
Year Ended June 30, 2004 (f)	9.05	(0.87%)		28,186	0.99%		3.47%		1.35%		17%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from July 1, 2004 to September 30, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(g)	The existing class of shares was designated Class S shares as of April 19, 2004.

35

Tamarack Funds
Notice of Privacy Policy & Practices

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the Tamarack Funds but do not invest in the Tamarack Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:
	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
	•	Account History, including information about the transactions and balances in a customer’s accounts; and
	•	Correspondence, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Tamarack Funds under one or more of these circumstances:
	•	As Authorized — if you request or authorize the disclosure of the information.
•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and	We require service providers to the Tamarack Funds:
Destruction of Customer Information and Reports	•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds;
	•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds;
	•	to maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Tamarack Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.

36

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fixed Income Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

Tamarack Funds
P.O. BOX 219757
Kansas City, MO 64121-9757
Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.voyageur.net for a free copy of a Fund’s prospectus, SAI, annual or semi-annual report.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

Tamarack Funds
c/o BFDS
PO Box 219757
Kansas City, MO 64121-9757

TAM FI PROSP 1/09

MONEY MARKET FUNDS PROSPECTUS

January 28, 2009

Prime Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

RBC Institutional Class 1
RBC Institutional Class 2
RBC Select Class
RBC Reserve Class
RBC Investor Class

Fund Advisor:
Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402.1240

For More Information Call:
Institutional/Direct Investors: 800.422.2766
Retail RBC Wealth Management Investors: 866.763.3728
RBC Correspondent Services and RBC Advisor Services: 612.607.8903

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense

Risk/Return Summary and Fund Expenses
This prospectus describes the money market funds (the “Funds” or each a “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes the Funds’ investments, risks, past performance, and fees.	1	Investment Objectives, Principal Investment Strategies, Principal Risks and Performance Information
		1	Prime Money Market Fund
		4	U.S. Government Money Market Fund
		7	Tax-Free Money Market Fund
	10	Fees and Expenses

Fund Management

Review this section for details on the organizations who oversee the Funds. The Funds are managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	14	Investment Advisor
	15	Other Service Providers

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	16	Pricing of Fund Shares
	17	Purchasing and Selling Your Shares
	24	Selling Shares - RBC Institutional Class 1 and RBC Institutional Class 2
	27	No Exchange Privilege RBC Institutional Class 1 and RBC Institutional Class 2 – Except RBC Institutional Class 1 of Prime Money Market Fund
	27	Exchanging Your Shares – RBC Institutional Class 1 of Prime Money Market Fund
	28	Exchanging Your Shares – RBC Select Class, RBC Reserve Class, RBC Investor Class
	29	Additional Shareholder Services
	29	Market Timing and Excessive Trading
	29	Disclosure of Portfolio Holdings
	30	Dividends, Distributions and Taxes
	31	Organizational Structure

Financial Highlights

31
Privacy Policy

35

Back Cover

Where to Learn More About the Fund

Risk/Return Summary and Fund Expenses

Prime Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Tamarack Funds’ Board of Trustees (“Board of Trustees”). These standards are in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ Statement of Additional Information (“SAI”).

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund also is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and

1

segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

2

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Prime Money Market Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for several prior periods. Both the bar chart and performance table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Prime Money Market Fund – RBC Institutional Class 1
Calendar Year Total Returns

During the periods shown in the chart for the Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2000	1.52%
Worst quarter:	Q1	2004	0.10%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2008)*

	Past Year	Past 5 Years	Past 10 Years
RBC Institutional Class 1	2.29%	2.89%	3.01%
RBC Institutional Class 2**	2.28%	2.89%	3.01%
RBC Select**	2.22%	2.88%	3.00%
RBC Reserve**	2.21%	2.87%	3.00%
RBC Investor**	2.19%	2.87%	3.00%

*The performance in the bar chart and table reflects the performance of Great Hall® Prime Money Market Fund prior to April 19, 2004 and Prime Money Market Fund from April 19, 2004 to November 21, 2008, each a predecessor to RBC Institutional Class 1 of Prime Money Market Fund.

** The inception date for RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares.

3

Risk/Return Summary and Fund Expenses

U.S. Government Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. U.S. Government Money Market Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in U.S. Government securities and in repurchase agreements secured by them. However, Voyageur will attempt to keep substantially all of the Fund’s assets invested in these instruments. The Fund will provide notice to shareholders at least 60 days prior to making a change to its 80% investment policy.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are in accordance with Rule 2a-7 under the Investment Company Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

Government Obligations. Government obligations in which the Fund may invest are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government obligations, such as U.S. Treasury bills, notes and bonds and mortgage-backed certificates issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Other Government obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other Government obligations, such as obligations of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Tennessee Valley Authority are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some Government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations which are not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate payment. In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government obligations themselves or the net asset value of the Fund’s shares.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a

4

balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund also is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

5

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the U.S. Government Money Market Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for several prior periods. Both the bar chart and performance table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

U.S. Government Money Market Fund – RBC Institutional Class 1
Calendar Year Total Returns

During the periods shown in the chart for the U.S. Government Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2000	1.51%
Worst quarter:	Q1	2004	0.09%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2008)*

	Past Year	Past 5 Years	Past 10 Years
RBC Institutional Class 1	2.02%	2.76%	2.92%
RBC Institutional Class 2**	2.01%	2.76%	2.92%
RBC Select**	1.95%	2.75%	2.92%
RBC Reserve**	1.94%	2.75%	2.92%
RBC Investor**	1.92%	2.74%	2.91%

* The performance in the bar chart and table reflects the performance of Great Hall® U.S. Government Money Market Fund prior to April 19, 2004 and U.S. Government Money Market Fund from April 19, 2004 to November 21, 2008, each a predecessor to RBC Institutional Class 1 of U.S. Government Money Market Fund.

** The inception date for RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expense of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares.

6

Risk/Return Summary and Fund Expenses

Tax-Free Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are in accordance with Rule 2a-7 under the Investment Company Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund also is subject to the risk of the failure of any exchanges on which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the

7

level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

8

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Tax-Free Money Market Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for several prior periods. Both the bar chart and performance table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*

Tax-Free Money Market Fund – RBC Institutional Class 1
Calendar Year Total Returns

During the periods shown in the chart for the Tax-Free Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2000	0.92%
Worst quarter:	Q3	2003	0.07%

Performance Table

Average Annual Total Returns (for the period ended December 31, 2008)*

	Past Year	Past 5 Years	Past 10 Years
RBC Institutional Class 1	1.60%	1.92%	1.92%
RBC Institutional Class 2**	1.60%	1.92%	1.92%
RBC Select**	1.55%	1.91%	1.91%
RBC Reserve**	1.53%	1.91%	1.91%
RBC Investor**	1.52%	1.90%	1.91%

* The performance in the bar chart and table reflects the performance of Great Hall® Tax-Free Money Market Fund prior to April 19, 2004 and Tax-Free Money Market Fund from April 19, 2004 to November 21, 2008, each a predecessor to RBC Institutional Class 1 of Tax-Free Money Market Fund.

** The inception date for RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares.

9

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Funds.

Prime Money Market Fund

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%
Servicing fee[1]	0.05%	None	None	None	None
Distribution and servicing fee (12b-1)[2]	None	0.15%	0.80%	0.90%	1.00%
Other expenses[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.20%	0.30%	0.95%	1.05%	1.15%
Contractual fee waiver/expense reimbursement	None	None	(0.15%)	(0.15%)	(0.10%)
Net annual fund operating expenses[4]	0.20%	0.30%	0.80%	0.90%	1.05%

U.S. Government Money Market Fund

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%
Servicing fee[1]	0.05%	None	None	None	None
Distribution and servicing fee (12b-1)[2]	None	0.15%	0.80%	0.90%	1.00%
Other expenses[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.20%	0.30%	0.95%	1.05%	1.15%
Contractual fee waiver/expense reimbursement	None	None	(0.18%)	(0.20%)	(0.15%)
Net annual fund operating expenses[4]	0.20%	0.30%	0.77%	0.85%	1.00%

10

Tax-Free Money Market Fund

	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.10%	0.10%	0.10%	0.10%	0.10%
Servicing fee[1]	0.05%	None	None	None	None
Distribution and servicing fee (12b-1)[2]	None	0.15%	0.80%	0.90%	1.00%
Other expenses[3]	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.20%	0.30%	0.95%	1.05%	1.15%
Contractual fee waiver/expense reimbursement	None	None	(0.25%)	(0.20%)	(0.15%)
Net annual fund operating expenses[4]	0.20%	0.30%	0.70%	0.85%	1.00%

[1]

The shareholder services administration fee is used to compensate certain service organizations, including affiliates of the Funds’ Advisor, for providing services to shareholders and maintaining shareholder accounts; this fee is not paid pursuant to Rule 12b-1.

11

[2]

The Shareholder Account and Distribution Services fee is used to compensate Tamarack Distributors Inc. (“TDI” or the “Distributor”), for its efforts and expenses incurred in connection with the distribution and marketing of shares of the Funds and for the servicing ofshareholder accounts. Up to 0.25% of the fee may be designated as a service fee.

[3]	“Other expenses” are based on estimated amounts for the current fiscal year.

[4]

Effective November 21, 2008, TDI has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses for each class of each fund to the following amounts:

Fund	Operating Expense Limit

Prime Money Market Fund
RBC Institutional Class 1	0.20%
RBC Institutional Class 2	0.30%
RBC Select Class	0.80%
RBC Reserve Class	0.90%
RBC Investor Class	1.05%

U.S. Government Money Market Fund
RBC Institutional Class 1	0.20%
RBC Institutional Class 2	0.30%
RBC Select Class	0.77%
RBC Reserve Class	0.85%
RBC Investor Class	1.00%

Tax-Free Money Market Fund
RBC Institutional Class 1	0.20%
RBC Institutional Class 2	0.30%
RBC Select Class	0.70%
RBC Reserve Class	0.85%
RBC Investor Class	1.00%

This Expense Limitation Agreement is in place until January 31, 2010 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by TDI, any expenses in excess of the Expense Limitation and repay TDI such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. TDI may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the Fund for the period shown

•	Your investment has a 5% return each year

•	You reinvest all distributions and dividends

•	The Fund’s operating expense levels remain the same from year to year

12

Prime Money Market Fund

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$20	$64	$108	$174
RBC Institutional Class 2	$31	$96	$162	$260
RBC Select Class	$82	$286	$492	$801
RBC Reserve Class	$92	$319	$565	$1,269
RBC Investor Class	$107	$355	$623	$1,389

U.S. Government Money Market Fund

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$20	$64	$108	$174
RBC Institutional Class 2	$31	$96	$162	$260
RBC Select Class	$79	$283	$489	$798
RBC Reserve Class	$87	$314	$560	$1,265
RBC Investor Class	$102	$350	$618	$1,384

Tax-Free Money Market Fund

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years
RBC Institutional Class 1	$20	$64	$108	$174
RBC Institutional Class 2	$31	$96	$162	$260
RBC Select Class	$72	$276	$482	$791
RBC Reserve Class	$87	$314	$560	$1,265
RBC Investor Class	$102	$350	$618	$1,384

13

Fund Management

Investment Advisor

The Funds are advised by Voyageur. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and 46 other countries around the world. Voyageur has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2008, Voyageur managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2008 as follows:

Prime Money Market Fund	0.42%[1]
U.S. Government Money Market Fund	0.36%[2]
Tax-Free Money Market Fund	0.50%

Effective November 21, 2008, each Fund pays advisory fees (expressed as a percentage of average net assets) as follows:

Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%
Tax-Free Money Market Fund	0.10%

[1]

Pursuant to the Investment Advisory Agreement, the Prime Money Market Fund paid a contractual fee as follows: 0.55% of the Fund’s average net assets of up to $700 million, 0.50% of the next $500 million; 0.45% of the next $800 million; and 0.40% of net assets over $2 billion.

[2]

Pursuant to the Investment Advisory Agreement, the U.S. Government Money Market Fund paid a contractual fee as follows: 0.50% of the Fund’s average net assets of up to $100 million, 0.40% of the next $200 million; and 0.35% of net assets over $300 million.

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be provided in the Funds’ Semi-Annual Report for the period ending March 31, 2009.

14

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to the Funds.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), located at 760 Moore Road, King of Prussia, PA 19406, provides certain administrative and fund accounting services to the Funds.

Distributor. TDI, located at 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402, is the distributor of the Funds’ shares. The firm is a member of Financial Industry Regulatory Authority, and, like Voyageur, is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Dividend Paying Agent and Transfer Agent. Boston Financial Data Services, Inc. (“BFDS”), a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, MO 64105, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Payments to Financial Intermediaries. The Advisor, Co- Administrator, and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of Voyageur and TDI (“Intermediaries”), in connection with the provision of administrative services and/or the distribution of the Funds’ shares. In addition, certain financial intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. The Advisor, Co-Administrator and Distributor also make inter-company payments out of their own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets Corporation in recognition of administrative and distribution-related services provided by RBC Capital Markets Corporation to shareholders.

15

Shareholder Information

Pricing of Fund Shares

NAV Calculation Times

The Funds normally calculate their share price at the following times on days that the primary trading markets for the Fund’s portfolio instruments are open:

Fund	Time of NAV Calculation

Prime Money Market Fund	Once daily at 5:00 p.m. Eastern time

U.S. Government Money Market Fund	Once daily at 5:00 p.m. Eastern time

Tax-Free Money Market Fund	Twice daily at 1:00 p.m. Eastern time and 4:00 p.m. Eastern time (or close of trading on the NYSE)

A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. For example, a purchase of shares of Tax-Free Money Market Fund that is received before 1:00 p.m. Eastern time would be priced at the NAV calculated at 1:00 p.m. Eastern time and would be eligible to receive dividends declared on that day. A purchase order that is received after 1:00 p.m. Eastern time, but prior to the close of the business day would be priced at the NAV calculated at the close of the business day and would be eligible to receive dividends declared on the next business day. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) of shares is priced at the NAV next calculated after your order is received in good order by a Fund or its agent, including any special documentation that may be required in certain circumstances. For example, a redemption order of shares of Tax-Free Money Market Fund received before 1:00 p.m. Eastern time would be priced at the NAV calculated at 1:00 p.m. Eastern time. A redemption order that is received after 1:00 p.m. Eastern time, but prior to the close of the business day would be priced at the NAV calculated at the close of the business day. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

Generally, you may purchase, redeem, or exchange shares of each Fund on any day when the New York Stock Exchange (“NYSE”) and the primary trading markets for the Funds’ portfolio instruments are open. Purchases, redemptions, and exchanges will be restricted in the event of an early or unscheduled close of the NYSE or in the event of an early or unscheduled close of the primary trading markets for the Funds’ portfolio instruments. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities

Securities held by each Fund are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to

16

credit or other impairments of an issuer, each Fund will use pricing and valuation procedures approved by the fund’s Board of Trustees.

Purchasing and Selling Your Shares

Where to Buy Fund Shares

You may purchase shares through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets Corporation (“RBC Capital Markets”), RBC Advisor Services, RBC Capital Markets and through other financial intermediaries. You may purchase RBC Institutional Class 1 and RBC Institutional Class 2 shares directly from the Fund’s agent, BFDS. You may contact BFDS at 1-800-422-2766.

Information for Shareholders Not Participating in a Cash Sweep Program

Eligibility for RBC Institutional Class 1 for each fund is limited to existing shareholders in the fund as of November 21, 2008 (and only with respect to shareholder accounts held directly with the transfer agent that remain open thereafter), or investors with a minimum of $10 million dollars to invest in the fund. Eligibility for RBC Institutional Class 2 for each of the funds is limited to investors who have a minimum of $1 million dollars to invest in the fund. RBC Institutional Class 2 shares are no longer offered through accounts at RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, and RBC Advisor Services.

Introduction to Purchases

If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Shares of each Fund may be purchased at their next determined NAV. Shares of each Fund are sold without a sales charge.

A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before the share class’s NAV calculation time, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Introduction to Redemptions (Sales)

You may redeem shares of each Fund by contacting your investment representative. Shares will be redeemed at their next determined NAV. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, in the event of an early or unscheduled close of the primary trading markets for the Funds’ portfolio instruments, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of the Fund by following the instructions described on the next few pages.

17

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund in which you may wish to purchase or redeem shares.

Additional Purchase and Sale Information — RBC Institutional Class 1 and RBC Institutional Class 2

This section provides additional information concerning the purchase of shares of RBC Institutional Class 1 and RBC Institutional Class 2 for shareholders who purchase shares directly from the Fund or its agent, BFDS. For additional details concerning the purchase of shares of the other classes of the Money Market Funds, contact your financial institution or investment representative.

	Minimum Initial Investment
		Amount
RBC Institutional Class 1		$10,000,000
RBC Institutional Class 2		$1,000,000

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases of the Funds’ shares must be in U.S. dollars. Payment may be made by check, bank draft, wire or ACH, as described below. Third-party checks, starter checks, and credit card convenience checks are not accepted. The Funds may waive their minimum purchase requirement.

Telephone Purchase, Exchange and Redemption Privileges Shareholders who open accounts with the Funds (other than through RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets or RBC Advisor Services) are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. Shareholders who open accounts through RBC Wealth Management or introducing brokers that clear transactions through RBC Correspondent Services, a division of RBC Capital Markets or RBC Advisor Services should check with their investment representative for details on purchases, exchanges, redemptions and related policies.

Additional Purchase and Sale Information — RBC Select Class, RBC Reserve Class, and RBC Investor Class

You must be a client of RBC Wealth Management, a client of an RBC Correspondent Services correspondent firm or a client of RBC Advisor Services or RBC Capital Markets to purchase or sell RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of the Funds. Not all correspondent firms have arrangements with RBC Correspondent Services to make shares of each Fund available to their customers.

For additional details concerning the purchase or sale of the Funds, contact your financial institution or financial consultant. If you are opening an account through your financial consultant, brokerage account or other financial institution, simply tell your financial consultant that you wish to open an account and they will take care of the necessary documentation. Shareholders who open accounts through introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services, should direct all requests to buy, sell or exchange shares directly to your financial consultant.

Information for Direct Clients of RBC Wealth Management

For RBC Wealth Management, a division of RBC Capital Markets, a client’s eligibility for each share class will be based on the total assets in a client’s account(s) held at RBC Wealth Management or the total commissions and fees paid from the client’s account(s) over the previous 12 months, aggregated by household. Clients with greater total household assets or commissions/fees may earn higher yields than clients with lower total household assets or

18

commissions. In determining household values, RBC Wealth Management looks at multiple pieces of client information, including street address, tax ID, last name, telephone number, zip code and account type to determine which accounts belong together. RBC Wealth Management reserves the right to modify how it links household accounts and the right to amend the definition of eligible assets, commissions and fees, and the Funds’ Board of Trustees reserves the right to change share class eligibility qualifications.

The following total household asset and twelve-month trailing commission and fee levels will determine a client’s eligible share class:

Total Household Assets	-or-	12 Month Trailing Commissions	Share Class

$5,000,000+		$50,000 or more	RBC Select Class*

$1,000,000 - $4,999,999		Between $10,000 and $49,999	RBC Reserve Class

$0 - $999,999		Under $10,000	RBC Investor Class

* Employees of RBC Capital Markets and its affiliates who hold accounts at RBC Capital Markets are eligible for the RBC Select class of shares through the Sweep Program.

Eligibility for a lower expense ratio share class

Existing Client Accounts:

On a monthly basis, RBC Wealth Management will review a client’s total household assets and trailing twelve-month commissions and fees to determine if the client is eligible for a lower expense ratio share class. If the client is eligible for a lower expense ratio share class, the client’s current class of shares will automatically be converted into the eligible share class.

New Client Accounts:

All new accounts that select a Fund sweep option will be automatically assigned to the RBC Investor Class of the selected Fund. During the monthly review process outlined above, any accounts that are eligible for a lower expense ratio share class will be automatically converted into the eligible share class.

Disqualification

On an annual basis, RBC Wealth Management will review a client’s total household assets and trailing twelve-month commissions and fees to determine if the client is still eligible for its current share class. If the client has experienced a reduction in household assets or commissions and fees, and is no longer eligible for its current share class, the client’s shares will be converted to the lowest expense ratio share class for which the client is eligible. If this is the case, the client will receive a 30 day advance written notice and will have the opportunity to increase its assets at RBC Wealth Management in order to maintain its current share class. If the client is unable to increase its assets, its shares will be converted into the eligible higher expense ratio share class.

Information for Clients of Introducing Brokers that Clear Transactions through RBC Correspondent Services

Existing clients (as of November 21, 2008) of introducing brokers that clear transactions through RBC Correspondent Services are eligible for the RBC Reserve share class of the Funds. For introducing brokers that begin a relationship with RBC Correspondent Services after November 21, their respective clients will be placed in the share class designated by RBC Correspondent Services at the time the clearing relationship begins. After November 21, 2008, the Funds’ Board of Trustees will need to approve changes in share class eligibility that affect any client of introducing brokers clearing transactions through RBC Correspondent Services.

Information for Clients of RBC Advisor Services

Existing clients of RBC Advisor Services as of November 21, 2008 are eligible for the RBC Reserve share class of the Funds. New clients of RBC Advisor Services after November 21, 2008 will be eligible for the share class designated by RBC Advisor Services based on the relationship between RBC Advisor Services and the investment

19

advisor providing the client with advisory services. After November 21, 2008, the Funds’ Board of Trustees will need to approve changes in share class eligibility that affect any client of RBC Advisor Services.

Additional Policies about Transactions

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales of Certain Classes Limited to U.S. Citizens and Resident Aliens. Generally, RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of the Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or an individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States. However, a Fund, the Distributor, or their agent may offer such share classes of a Fund to a non-U.S. person in its sole discretion.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ privacy policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject your account and return your application or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or tax identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distribution, redemption proceeds, or capital gains if the Fund fails to maintain a stable share price.

20

Instructions for Opening an Account - RBC Institutional Class 1 and RBC Institutional Class 2

If opening a Fund account with RBC Institutional Class 1 or RBC Institutional Class 2 shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

By Mail	Initial Purchases and All	Registered/Overnight Mail
	Correspondence	Tamarack Funds
	Tamarack Funds	c/o BFDS
	P.O. Box 219757	330 W. 9th St.
	Kansas City, MO 64121-9757	Kansas City, MO 64105

1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.

Make check or bank draft payable to “Tamarack Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

3.	Mail or courier application and payment to the applicable address above.

By Internet	Visit the Fund’s website, www.voyageur.net, and follow the instructions provided.

By Wire	UMB Bank, n.a.	Call 1-800-422-2766 to obtain an account number,
	Kansas City, Missouri	instructions for sending your account application to the Fund,
	ABA #101000695	and instructions for your bank to wire your investment. After
	For __ Fund	confirming receipt with the Fund, contact your bank to send
	AC = 9870326213	money via wire (you must include the Fund’s banking
	Please provide:	instructions and your account number).
Your account number and account name

Questions?
Call 1-800-422-2766 or your investment representative.

21

Instructions for Purchasing and Adding to Your Shares – RBC Institutional Class 1 and RBC Institutional Class 2

If purchasing RBC Institutional Class 1 or RBC Institutional Class 2 shares of a Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in the Fund account, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments by telephone. After the Fund receives and accepts your request, the Fund will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Fund and the participating banks.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO	330 W. 9th St.
	64121-9757	Kansas City, MO 64105

1.	Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:
	•	Account name and account number
	•	Fund name
	•	Share class
2.

Make check, bank draft or money order payable to “Tamarack Funds” and include your account number and the name of the Fund on the check. Your investment must meet the minimum additional investment requirement.

3.	Mail or deliver stub and payment to the applicable address above.

By Wire	UMB Bank, n.a. Kansas City, Missouri ABA #101000695 For _____ Fund AC = 9870326213 Please provide: Your account number and account name

Wire share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Fund by telephone that you have sent a wire purchase order to UMB Bank. Your investment must meet the minimum additional investment requirement.

By Internet	Visit the Fund’s website, www.voyageur.net, and follow the instructions provided.

Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH.

Questions?
Call 1-800-422-2766 or your investment representative.

22

You can also add shares to your Fund account using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. Unless you have selected otherwise, dividends and distributions are reinvested in additional Fund shares at NAV. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

23

Selling Shares - RBC Institutional Class 1 and RBC Institutional Class 2

If selling RBC Institutional Class 1 or RBC Institutional Class 2 shares of a Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions and limitations that will affect your redemption. For other sales transactions of the Fund shares, follow the instructions below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may withdraw from your account at any time in the following amounts(1)

•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*

•	any amount for redemptions requested by mail with a Medallion signature guarantee

•	any amount up to $50,000 for Fund website redemptions

•	$1,000 or more for redemptions wired to a bank or similar account ($10 fee)**

•	$50 or more for redemptions by a systematic redemption plan (there may be a fee)

•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

•	up to $50,000 by telephone (for authorized accounts)

(1)	Minimums, limits or fees stated below may be waived in certain circumstances for institutional accounts at the discretion of Fund management.

*

A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

**	A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

The Fund reserves the right to amend their redemption policies. Shareholders will be notified of changes.

24

Instructions for Selling Shares (Redemptions) (continued) - RBC Institutional Class 1 and RBC Institutional Class 2 (1)

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern Time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO 64121-9757	330 W. 9th St.
Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

	2.	Mail or courier the letter to the applicable address above.
By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before the Fund’s NAV calculation time, the Fund will normally wire the money on the same business day, and if the Fund receives your request after the Fund’s NAV calculation time, the Fund will normally wire the money on the next business day, except as described on the next page under “Additional Policies on Selling Shares (Redemptions)”. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

By Internet

Visit the Fund’s website, www.voyageur.net, and follow the instructions provided. Provided you are an eligible shareholder and have previously registered, you may withdraw up to $50,000 through the website.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until you or the Fund cancels the plan.

Questions?
Call 1-800-422-2766 or your investment representative.

(1)	Minimums, limits or fees stated below may be waived at the discretion of Fund management.

25

Withdrawal by Draft

Withdrawal by draft (check) is limited to open and collected account shares of the Funds (other than in accounts opened through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp.). Draft amounts may range from $500 to $100,000.

Additional Policies on Selling Shares (Redemptions)

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets is restricted; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

In addition, each Fund may delay redemptions beyond the period set forth above upon the following events: (a) non-routine closure of the Fedwire or applicable Federal Reserve Banks; (b) non-routine closure of the NYSE or general market conditions leading to a broad restriction of trading on the NYSE; or (c) declaration of a market emergency by the SEC.

We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended as permitted under federal securities laws.

Signature Guarantees

You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file;

•	A redemption check mailed to an account address that has been changed within the last 30 days;

•	A redemption for $50,000 or more in writing; or

•	A change in account registration or redemption instructions.

Redemption in Kind

The Funds reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

RBC Institutional Class 1 and RBC Institutional Class 2. For RBC Institutional Class 1 and RBC Institutional Class 2 shares, you must maintain a minimum account value equal to the current minimum initial investment, which is $10 million for RBC Institutional Class 1 shares and $1 million for RBC Institutional Class 2 shares.

RBC Select Class, RBC Reserve Class and RBC Investor Class. If you experience a reduction in (a) your total household assets or (b) your commissions and fees in your account at RBC Wealth Management, and you are no longer eligible for your current share class, your shares will be converted to the lowest expense ratio share class for which you are eligible. If this is the case, you will receive a 30 day advance written notice and will have the opportunity to increase your assets at RBC Wealth Management in order to maintain your current share class. If you are unable to increase your assets, your shares will be converted into the eligible higher expense ratio share class.

26

No Exchange Privilege - RBC Institutional Class 1 and RBC Institutional Class 2 (Except RBC Institutional Class 1 of Prime Money Market Fund)

RBC Institutional Class 1 and RBC Institutional Class 2 shares of the Funds (except RBC Institutional Class 1 of Prime Money Market Fund) are not eligible to be exchanged for shares of other Tamarack Funds.

Exchanging Your Shares – RBC Institutional Class 1 of Prime Money Market Fund

If exchanging your RBC Institutional Class 1 shares of Prime Money Market Fund through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to exchange RBC Institutional Class 1 shares of the Fund and he or she will take care of the necessary documentation. To open a new Fund account through an exchange from an existing Tamarack Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the Tamarack Funds, you may exchange shares in an eligible Fund account for shares of another eligible Tamarack Fund, and vice versa. The eligible Tamarack Funds are: RBC Institutional Class 1 shares of Prime Money Market Fund; the Tamarack Equity Funds (Large Cap Growth Fund, Mid Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Value Fund and Microcap Value Fund); Quality Fixed Income Fund and Tax-Free Income Fund. You may exchange existing RBC Institutional Class 1 shares of the Prime Money Market Fund into another eligible Tamarack Fund or from another eligible Tamarack Fund into RBC Institutional Class 1 shares of the Fund.

By Telephone	1-800-422-2766

You may make exchanges to/from an eligible Prime Money Market Fund account from/to another eligible Tamarack Fund account by telephone, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO 64121-9757	330 W. 9th St.
Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the Tamarack Fund from which the amount is being sold, and the name of the Tamarack Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.
By Internet

Visit the Fund’s website, www.voyageur.net, and follow the instructions provided. Eligible shareholders are automatically granted internet exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Tamarack Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from your Prime Money Market account into another eligible Tamarack Fund or from another eligible Tamarack Fund into Prime Money Market Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Questions?
Call 1-800-422-2766 or your investment representative.

27

Exchanging Your Shares - RBC Select Class, RBC Reserve Class and RBC Investor Class

RBC Select Class, RBC Reserve Class, and RBC Investor Class shares of a Fund may be exchanged for shares of the same class of another Money Market Fund by contacting your financial consultant at RBC Wealth Management, correspondent firm, or RBC Advisor Services. RBC Select Class, RBC Reserve Class and RBC Investor Class shares of the Funds are not eligible to be exchanged for shares of other Tamarack Funds not included in this prospectus. The Funds reserve the right to reject any exchange for any reason.

Additional Policies on Exchanges

You must meet the minimum investment requirement of the Class/Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days notice to shareholders.

28

Additional Shareholder Services

The following services are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	Transfer on Death (“TOD”) Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts

•	Traditional IRA accounts

•	Roth IRA accounts

•	Simplified Employee Pensions (“SEPs”)

Telephone/Internet Services

During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Eligible shareholders may also access the Funds’ website, www.voyageur.net.) The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Funds’ website instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests.

Shareholder Mailings – RBC Institutional Class 1 and RBC Institutional Class 2

To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short term trades for the Tamarack Money Market Funds.

Restriction and Rejection of Purchase or Exchange Orders. The Funds, the Distributor, or their agent reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Money Market Funds’ SAI. The Funds make certain portfolio holdings information available on their website, which is accessed by using the Funds’ link at www.voyageur.net. Within no more than five business days of each Friday, each Fund’s complete portfolio holdings, including maturity date, dollar value, and weightings, are posted until replaced by the next week’s information. In addition, within no more than 5 business days of each month-

29

end, each Fund’s complete portfolio holdings, including maturity date, dollar value, and weightings, are posted until replaced by information as of the next month-end.

The Funds may also disclose more current portfolio holdings information as of specified dates on the Funds’ website.

Shareholder RBC Servicing Fees — RBC Institutional Class 1

RBC Institutional Class 1 of each Fund pays an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries or the Distributor for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

Shareholder Account and Distribution Services (12b-1) Fees — RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class

Each Fund has adopted a Shareholder Account and Distribution Services Plan (the “12b-1 Plan”) to pay distribution and service fees for the sale of its shares and services provided to shareholders. Under the 12b-1 Plan, each Fund compensates the Distributor for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. Because these fees are paid from Fund assets on an on-going basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

RBC Institutional Class 2 shares of each Fund pay an annual 12b-1 fee of up to 0.15% of the average daily net assets attributable to RBC Institutional Class 2 shares of a Fund, all of which may be designated as a “service fee”.

RBC Select shares of each Fund pay an annual 12b-1 fee of up to 0.80% of the average daily net assets attributable to RBC Select Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee”.

RBC Reserve shares of each Fund pay an annual 12b-1 fee of up to 0.90% of the average daily net assets attributable to RBC Reserve Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee”.

RBC Investor shares of each Fund pay an annual 12b-1 fee of up to 1.00% of the average daily net assets attributable to RBC Investor Class shares of a Fund. Up to 0.25% of the annual 12b-1 fee may be designated as a “service fee”.

Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account.

Each Fund will declare and pay its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. Each Fund normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV, unless a shareholder elects otherwise.

Taxes

Dividends paid out of a Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Dividends paid by the Tax-Free Money Market Fund from tax-exempt interest income generally are exempt from regular federal income tax.

30

Because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Funds distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.

Each year, the Funds will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Funds’ shares, you generally should not realize a taxable gain or loss if the Funds maintained a stable share price.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. RBC Institutional Class 1 was previously a separate series of Great Hall® Investment Funds, Inc. and was reorganized as series of Tamarack Funds Trust effective April 16, 2004. Unless otherwise noted, information contained in this prospectus regarding Fund fees and expenses prior to April 16, 2004 relates to the predecessor fund. RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class were added to each Fund on November 21, 2008.

Financial Highlights

The following tables are intended to help you understand the financial performance of RBC Institutional Class 1 shares of each Fund for the past five years. (The inception date for RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class is November 21, 2008.) Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. RBC Institutional Class 1 was audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available at www.voyageur.net or by calling 1-800-422-2766.

31

Prime Money Market Fund – RBC Institutional Class 1

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
Year Ended September 30, 2008	$1.00	0.03	(a)	(b	)	0.03		(0.03)	(0.03)
Year Ended September 30, 2007	1.00	0.05		(b	)	0.05		(0.05)	(0.05)
Year Ended September 30, 2006	1.00	0.04		(b	)	0.04		(0.04)	(0.04)
Year Ended September 30, 2005	1.00	0.02		(b	)	0.02		(0.02)	(0.02)
Period Ended September 30, 2004 (c)	1.00	(b	)	(b	)	(b	)	(b )	(b )
Year Ended July 31, 2004	1.00	(b	)	—		(b	)	(b )	(b )

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (*)
Year Ended September 30, 2008	$1.00	3.02%		$10,591	0.84%		2.94%		0.87%
Year Ended September 30, 2007	1.00	4.69%		9,662	0.80%		4.59%		0.89%
Year Ended September 30, 2006	1.00	3.99%		8,685	0.80%		3.93%		0.92%
Year Ended September 30, 2005	1.00	2.00%		7,922	0.76%		1.97%		0.92%
Period Ended September 30, 2004 (c)	1.00	0.14	%(d)	7,885	0.71	%(e)	0.83	%(e)	0.93	%(e)
Year Ended July 31, 2004	1.00	0.42%		7,860	0.71%		0.42%		0.90%

*	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from August 1, 2004 to September 30, 2004.

(d)	Not Annualized.

(e)	Annualized

32

U.S. Government Money Market Fund – RBC Institutional Class 1

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
Year Ended September 30, 2008	$1.00	0.03	(a)	(b	)	0.03		(0.03)	(0.03)
Year Ended September 30, 2007	1.00	0.04		(b	)	0.04		(0.04)	(0.04)
Year Ended September 30, 2006	1.00	0.04		(b	)	0.04		(0.04)	(0.04)
Year Ended September 30, 2005	1.00	0.02		(b	)	0.02		(0.02)	(0.02)
Period Ended September 30, 2004 (d)	1.00	(b	)	(b	)	(b	)	(b )	(b )
Year Ended July 31, 2004	1.00	(b	)	—		(b	)	(b )	(b )

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (*)
Year Ended September 30, 2008	$1.00	2.70%		$3,266	0.72%		2.51%		(c	)
Year Ended September 30, 2007	1.00	4.56%		1,393	0.76%		4.47%		(c	)
Year Ended September 30, 2006	1.00	3.90%		749	0.78%		3.82%		(c	)
Year Ended September 30, 2005	1.00	1.96%		813	0.74%		1.92%		0.77%
Period Ended September 30, 2004 (d)	1.00	0.14	%(e)	947	0.71	%(e)	0.81	%(f)	0.79	%(f)
Year Ended July 31, 2004	1.00	0.38%		929	0.71%		0.38%		0.73%

*	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	There were no waivers or reimbursements during the period.

(d)	For the period from August 1, 2004 to September 30, 2004.

(e)	Not Annualized.

(f)	Annualized

33

Tax-Free Money Market Fund – RBC Institutional Class 1

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
Year Ended September 30, 2008	$1.00	0.02	(a)	(b	)	0.02		(0.02)	(0.02)
Year Ended September 30, 2007	1.00	0.03		(b	)	0.03		(0.03)	(0.03)
Year Ended September 30, 2006	1.00	0.02		(b	)	0.02		(0.02)	(0.02)
Year Ended September 30, 2005	1.00	0.01		(b	)	0.01		(0.01)	(0.01)
Period Ended September 30, 2004 (e)	1.00	(b	)	(b	)	(b	)	(b )	(b )
Year Ended July 31, 2004	1.00	(b	)	—		(b	)	(b )	(b )

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (*)
Year Ended September 30, 2008	$1.00	1.95%		$904	0.80%		1.90%		0.84%
Year Ended September 30, 2007	1.00	3.00%		841	0.70%		2.96%		0.84%
Year Ended September 30, 2006	1.00	2.52%		791	0.70%		2.49%		0.85%
Year Ended September 30, 2005	1.00	1.44%		858	0.66%		1.41%		0.83%
Period Ended September 30, 2004 (e)	1.00	0.11	%(d)	965	0.62	%(e)	0.64	%(e)	0.83	%(f)
Year Ended July 31, 2004	1.00	0.38%		1,003	0.62%		0.38%		0.86%

*	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from August 1, 2004 to September 30, 2004.

(d)	Not Annualized.

(e)	Annualized.

34

Privacy Policy

Notice of Privacy Policy & Practices

The Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to Funds but do not invest in the Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the Funds:
	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Funds;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

35

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contact the Funds at:

Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757 Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.voyageur.net for a free copy of a Funds’ prospectus, SAI, annual or semi-annual report.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

Tamarack Funds
c/o BFDS
P.O. Box 219757
Kansas City, MO 64121-9757

TAM MM PROSP 01/09

INSTITUTIONAL
MONEY MARKET
FUNDS PROSPECTUS

January 28, 2009

Institutional Prime Money Market Fund*
Institutional Tax-Free Money Market Fund*

Investment Advisor:
Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402-1240

Questions?
Call 1-800-422-2766 or your investment representative.

For clients of RBC Wealth Management, call 1-866-763-3728 or your investment representative.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

* The Funds are closed to new investors except those purchasing shares through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corporation.

Risk/Return Summary and Fund Expenses

This prospectus describes two Institutional Money Market Funds (the “Funds” or each a “Fund”) offered by Tamarack Funds Trust. Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.

	1-4	Investment Objectives, Principal Investment Strategies, Principal Risks and Performance Information
		• 1	Institutional Prime Money Market Fund
		• 3	Institutional Tax-Free Money Market Fund
	5	Fees and Expenses

Fund Management
Review this section for details on the organizations who oversee the Funds. The Funds are managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	6	Investment Advisor
	7	Other Service Providers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	8	Pricing of Fund Shares
	8	Purchasing and Selling Your Shares
	17	Additional Shareholder Services
	18	Market Timing and Excessive Trading
	18	Disclosure of Portfolio Holdings
	18	Dividends, Distributions and Taxes
	19	Organizational Structure

Financial Highlights
19

Privacy Policy
22

Back Cover
Where to Learn More About the Funds

Risk/Return Summary and Fund Expenses

Institutional Prime Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Institutional Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities and repurchase agreements. The Fund may also enter into reverse repurchase agreements.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Tamarack Funds’ Board of Trustees (the “Board of Trustees”). These standards are in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ Statement of Additional Information (“SAI”).

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund also is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic

1

uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility of illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Institutional Prime Money Market Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for several prior periods. Both the bar chart and performance table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*
Institutional Prime Money Market Fund
Calendar Year Total Returns

During the periods shown in the chart for the Institutional Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2000	1.59%
Worst quarter:	Q1	2004	0.21%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2008)*

	Past Year	Past 5 Years	Past 10 Years
Institutional Prime Money Market Fund	2.70%	3.37%	3.45%

*The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® Institutional Prime Money Market Fund, the predecessor to Tamarack Institutional Prime Money Market Fund.

2

Institutional Tax-Free Money Market Fund

Investment Objective. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

Principal Investment Strategies. Institutional Tax-Free Money Market Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes including alternative minimum tax. In normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. The Fund may also invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. However, the Fund normally will invest substantially all of its assets in tax-exempt securities.

Money Market Fund. The Fund is a “money market fund” and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are in accordance with Rule 2a-7 under the Investment Company Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds.

Credit Quality. The Fund invests only in eligible securities as defined by Rule 2a-7. Eligible securities generally must have received one of the two highest short-term ratings from at least two rating organizations (such as Standard & Poor’s Corporation, Moody’s Investors Service, Inc. or Fitch Investors Service, Inc.) or by one if only one rating organization has rated the security. If unrated, a security must be determined by Voyageur to be of comparable quality.

Maturity. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

Diversification. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is “guaranteed” by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

A full discussion of all permissible investments can be found in the Money Market Funds’ SAI.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. An investment in the Fund involves the following risks:

Active management risk. The Fund is subject to the risk that Voyageur’s security selection and expectations regarding interest rate trends will cause the Fund’s yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The Fund’s emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund also is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility of illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state and other governments, their regulatory agencies, or self regulatory organizations may take actions

3

that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest rate risk. As with any investment whose yield reflects current interest rates, the Fund’s yields will change over time. During periods when interest rates are low, the Fund’s yield will also be low.

Issuer/credit risk. Issuer/credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Institutional Tax-Free Money Market Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for several prior periods. Both the bar chart and performance table assume reinvestment of all dividends and distributions. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund’s current seven-day yield, call the Fund at 1-866-763-3728.

Performance Bar Chart*
Institutional Tax-Free Money Market Fund
Calendar Year Total Returns

During the periods shown in the chart for the Institutional Tax-Free Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2000	0.98%
Worst quarter:	Q3	2003	0.15%

Performance Table

Average Annual Total Returns (for the periods ended December 31, 2008)*

	Past Year	Past 5 Years	Past 10 Years
Institutional Tax-Free Money Market Fund	2.04%	2.32%	2.27%

*The performance in the bar chart and table for periods prior to April 19, 2004 reflects the performance of Great Hall® Institutional Tax-Free Money Market Fund, the predecessor to Tamarack Institutional Tax-Free Money Market Fund.

4

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Funds.

	Institutional Prime Money Market Fund	Institutional Tax-Free Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None	None
Maximum deferred sales charge (load)	None	None
Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee	0.25%	0.25%
Distribution and servicing fee (12b-1)	None	None
Other expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.28%	0.28%

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the Fund for the period shown

•	Your investment has a 5% return each year

•	You reinvest all distributions and dividends

•	The Fund’s operating expense levels remain the same from year to year

	Number of years you own your shares
	1 Year	3 Years	5 Years	10 Years
Institutional Prime Money Market Fund	$29	$90	$157	$356
Institutional Tax-Free Money Market Fund	$29	$90	$157	$356

5

Fund Management

Investment Advisor

The Funds are advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”). Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and 46 other countries around the world. Voyageur has been registered with the Securities and Exchange Commission (“SEC”) as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2008, Voyageur’s investment team managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For those advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2008 as follows:

Institutional Prime Money Market Fund	0.25%
Institutional Tax-Free Money Market Fund	0.25%

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be provided in the Funds’ Semi-Annual Report for the period ending March 31, 2009.

6

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to each Fund.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), located at 760 Moore Road, King of Prussia, PA 19406, provides certain administrative and fund accounting services to the Funds.

Distributor. Tamarack Distributors Inc. (the “Distributor”), located at 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402, is the distributor of the Funds’ shares. The firm is a member of Financial Industry Regulatory Authority, and (like Voyageur) is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Dividend Paying Agent and Transfer Agent. Boston Financial Data Services, Inc. (“BFDS”), a Massachusetts corporation having its principal place of business at 330 West 9th Street, Kansas City, MO 64105, is the dividend paying agent and transfer agent for the Funds.

Custodian. The Funds’ custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Payments to Financial Intermediaries. The Advisor, Administrator, and/or Distributor may make payments, out of their own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of Voyageur and TDI (“Intermediaries”), in connection with the provision of administrative services and/or the distribution of the Funds’ shares. In addition, certain financial intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. The Advisor and Administrator also make inter-company payments out of their own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets Corporation in recognition of administrative and distribution-related services provided by RBC Capital Markets Corporation to shareholders.

7

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The Funds normally calculate their share prices twice daily, initially at 1:00 p.m. Eastern time for the Institutional Tax-Free Money Market Fund and 3:30 p.m. Eastern time for the Institutional Prime Money Market Fund and again at the close of each business day, or 4:00 p.m. Eastern time, whichever is earlier, on days that the primary trading markets for the Funds’ portfolio instruments are open. A Fund’s share price is its net asset value (“NAV”) per share, which is the value of the Fund’s net assets divided by the number of its outstanding shares. Each Fund seeks to maintain a stable NAV of $1.00 per share.

When Orders are Priced

A purchase order for shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances, and the form of payment has been converted to federal funds. A purchase that is received before 1:00 p.m. Eastern time for the Institutional Tax-Free Money Market Fund would be priced at the NAV calculated at 1:00 p.m. and would be eligible to receive dividends declared on that day. A purchase that is received before 3:30 p.m. Eastern time for the Institutional Prime Money Market Fund would be priced at the NAV calculated at 3:30 p.m. Eastern time and would be eligible to receive dividends declared on that day. A purchase order that is received after 1:00 p.m. Eastern time for the Institutional Tax-Free Money Market Fund and after 3:30 p.m. Eastern time for the Institutional Prime Money Market Fund but prior to the close of the business day would be priced at the NAV calculated at the close of the business day and would be eligible to receive dividends declared on the next business day. For further information, see “Introduction to Purchases” in the “Purchasing and Selling Your Shares” section.

Your order for redemption (sale) or exchange of shares is priced at the NAV next calculated after your order is received in good order by the Fund or its agent, including any special documentation that may be required in certain circumstances. For example, a redemption order received before 1:00 p.m. Eastern time for the Institutional Tax-Free Money Market Fund and 3:30 p.m. Eastern time for the Institutional Prime Money Market Fund would be priced at the NAV calculated at 1:00 p.m. for the Institutional Tax-Free Money Market Fund and 3:30 p.m. Eastern time for the Institutional Prime Money Market Fund. A redemption order that is received after these times but prior to the close of the business day would be priced at the NAV calculated at the close of the business day. For further information, see “Introduction to Redemptions (Sales)” in the “Purchasing and Selling Your Shares” section.

Generally, you may purchase, redeem, or exchange shares of each Fund on any day when the New York Stock Exchange (“NYSE”) and the primary trading markets for the Funds’ portfolio instruments are open. Purchases, redemptions, and exchanges will be restricted in the event of an early or unscheduled close of the NYSE or in the event of an early or unscheduled close of the primary trading markets for the Funds’ portfolio instruments. Even if the NYSE is closed, a Fund may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities

Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Board of Trustees.

Purchasing and Selling Your Shares

You may purchase shares through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp. and through other financial intermediaries and for the Institutional Prime Money Market Fund only, directly from the Fund’s agent, BFDS. You may contact BFDS at 1-800-422-2766.

8

Introduction to Purchases

If purchasing through your brokerage account, financial advisor or other financial intermediary, simply tell your investment representative that you wish to purchase shares of a Fund and he or she will take care of the necessary documentation. Shares of each Fund may be purchased at their next determined NAV. Shares of the Funds are sold without a sales charge. A minimum investment of $1 million is required for Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, although this minimum may be waived for certain investors.

A Fund, the Distributor, or their agent may reject a purchase order in its sole discretion if the order is not accompanied by proper payment or it considers the rejection of the order to be in the best interests of the Fund and its shareholders.

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m. Eastern time, or such earlier time as may be required by an organization, and the form of payment has been converted to federal funds. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, BFDS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. (The Fund is, however, obligated to price orders at the NAV next calculated after the order is received in good order by such an organization and the form of payment has been converted to federal funds, even if the organization does not transmit the order to the Fund in a timely manner.)

Introduction to Redemptions (Sales)

You may redeem shares of the Funds by contacting your investment representative. Shares will be redeemed at their next determined NAV. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes. In addition to contacting your investment representative, depending on your type of account, you may be able to redeem shares of Institutional Prime Money Market Fund by following the instructions described on the next few pages.

Financial institutions (such as banks and broker-dealers) through which Fund shares may be purchased may charge additional fees and may require higher minimum investments or impose certain order processing requirements, or other limitations and restrictions on buying and selling shares. Consult your financial institution or investment representative for specific information concerning your account or the Fund or Funds in which you may wish to purchase or redeem shares.

Additional Purchase and Sale Information — Institutional Prime Money Market Fund

This section provides additional information concerning the purchase of shares of the Institutional Prime Money Market Fund for shareholders who purchase shares directly through the Fund or its agent, BFDS. For additional details concerning the purchase of Institutional Tax-Free Money Market Fund, contact your financial institution or investment representative.

Minimum Initial Investment

Account Type	Amount
Regular	$1,000
IRA and Uniform Transfer/Gifts to Minors Accounts	$250
With Automatic Monthly Investments	$100

9

Minimum Additional Investment

Investment Type	Amount
By Telephone or Mail	$100
By Wire	$1,000
By Internet	$100
With Automatic Monthly Investments	$50

We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. Payment may be made by check, bank draft, wire or ACH, as described below. Third-party checks, starter checks, and credit card convenience checks are not accepted.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the Institutional Prime Money Market Fund (other than through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp.) are automatically granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. Shareholders who open accounts through RBC Wealth Management or brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp. should check with their investment representative for details on purchases, exchanges, redemptions and related policies.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Funds may only be offered in the United States to United States citizens and United States resident aliens having a social security number or an individual tax identification number. This prospectus should not be considered a solicitation or offering of fund shares outside of the United States.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ privacy policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject your account and return your application or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or tax identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distribution, redemption proceeds, or capital gains if the Fund fails to maintain a stable share price.

10

Instructions for Opening an Account — Institutional Prime Money Market Fund

If opening an Institutional Prime Money Market Fund account through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to open an account and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

By Mail	Initial Purchases and All	Registered/Overnight Mail
	Correspondence	Tamarack Funds
	Tamarack Funds	c/o BFDS
	P.O. Box 219757	330 W. 9th St.
	Kansas City, MO 64121-9757	Kansas City, MO 64105

	1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.

Make check or bank draft payable to “Tamarack Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

	3.	Mail or courier application and payment to the applicable address above.
By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided.
By Wire	UMB Bank, n.a.

Call 1-800-422-2766 to obtain an account number, instructions for sending your account application to the Funds, and instructions for your bank to wire your investment. After confirming receipt with the Funds, contact your bank to send money via wire (you must include the Funds’ banking instructions and your account number).

Kansas City, Missouri
ABA #101000695
For __ Fund
AC = 9870326213
Please provide:
Your account number and account name

Questions?
Call 1-800-422-2766 or your investment representative.

11

Instructions for Purchasing and Adding to Your Shares — Institutional Prime Money Market Fund

If purchasing Institutional Prime Money Market Fund shares through your financial advisor, brokerage account or other financial institution, simply tell your investment representative that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Otherwise, to purchase additional shares in an Institutional Prime Money Market Fund account, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments ($100 minimum) by telephone. After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO	330 W. 9th St.
	64121-9757	Kansas City, MO 64105

	1.	Use the detachable stub from your confirmation statement. Or, if unavailable, provide the following information:
	•	Account name and account number
	•	Fund name
	•	Share class
2.

Make check, bank draft or money order payable to “Tamarack Funds” and include your account number and the name of the Fund on the check. Your investment must meet the $100 minimum additional investment requirement.

	3.	Mail or deliver stub and payment to the applicable address above.
By Wire	UMB Bank, n.a.

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to UMB Bank.

Kansas City, Missouri
ABA #101000695
For ___ Fund
AC = 9870326213
Please provide:
Your account number and account name
By Internet	Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. There is a $100 minimum for additional investments through the website.
Automatic Monthly Investment

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required.

Questions?
Call 1-800-422-2766 or your investment representative.

12

You can also add to your Institutional Prime Money Market Fund account using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your Institutional Prime Money Market Fund distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in another eligible Tamarack Fund without a sales charge. Unless you have selected otherwise, dividends and distributions are reinvested in additional Fund shares at NAV. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

13

Selling Shares — Institutional Prime Money Market Fund

If selling shares of Institutional Prime Money Market Fund through your brokerage account, financial advisor or other financial institution, ask your investment representative for redemption procedures. Your investment representative may have transaction minimums and/or transaction times or other restrictions and limitations that will affect your redemption. For other sales transactions of the Institutional Prime Money Market Fund shares, follow the instructions below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

You may withdraw from your account at any time in the following amounts:

•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*

•	any amount for redemptions requested by mail with a Medallion signature guarantee

•	any amount up to $50,000 for Fund website redemptions

•	$1,000 or more for redemptions wired to a bank or similar account ($10 fee)**

•	$50 or more for redemptions by a systematic redemption plan (there may be a fee)

•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

•	up to $50,000 by telephone (for authorized accounts)

*

A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

**	A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Redemptions from a fiduciary account (for example, an IRA) must be requested in writing.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

14

Instructions for Selling Shares (Redemptions) — Institutional Prime Money Market Fund (continued)

If selling shares of Institutional Prime Money Market Fund through your financial advisor or broker, ask him or her for redemption procedures. For all other sales transactions of the Institutional Prime Money Market Fund shares, follow the instructions below.

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern Time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail	Registered/Overnight Mail
	Tamarack Funds	Tamarack Funds
	P.O. Box 219757	c/o BFDS
	Kansas City, MO 64121-9757	330 W. 9th St.
Kansas City, MO 64105

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

	2.	Mail or courier the letter to the applicable address above.
By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If your written request is received in good order before 4:00 p.m. Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

By Internet

Visit the Funds’ website, www.voyageur.net, and follow the instructions provided. Provided you are an eligible shareholder and have previously registered, you may withdraw up to $50,000 through the website.

Systematic Redemption Plan

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until you or the Fund cancel the plan.

Withdrawal by Draft

Withdrawal by draft (check) is limited to open and collected account shares of the Institutional Prime Money Market Fund (other than in accounts opened through RBC Wealth Management and brokerage firms that clear on a correspondent basis through RBC Capital Markets Corp.). Draft amounts may range from $500 to $100,000.

Questions?
Call 1-800-422-2766 or your investment representative.

15

Additional Policies on Selling Shares (Redemptions)

We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or a divorce decree.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees

You can get a Medallion signature guarantee from most banks, credit unions, savings & loans, or securities dealers, but not a notary public. For your protection, we require a Medallion guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file;

•	A redemption check mailed to an account address that has been changed within the last 30 days;

•	A redemption for $50,000 or more in writing; or

•	A change in account registration or redemption instructions.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000 for regular shareholder accounts. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

No Exchange Privilege

Shares of the Funds are not eligible to be exchanged for shares of other Tamarack Funds.

16

Additional Shareholder Services

The following services are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	Transfer on Death (“TOD”) Accounts

•	Accounts for corporations, partnerships and retirement plans

•	Coverdell Education Savings Accounts

•	Traditional IRA accounts

•	Roth IRA accounts

•	Simplified Employee Pensions (“SEPs”)

Telephone/Internet Services

During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Funds by mail. (Eligible shareholders may also access the Funds’ website, www.voyageur.net.) The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone or Fund website instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

Shareholder Mailings

To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Tamarack Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling either their financial advisor or the Tamarack Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

17

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. Because the Board of Trustees recognizes that money market funds are often utilized for cash management purposes, the Board of Trustees has not adopted policies and procedures that impose specific limitations on short term trades for the Money Market Funds.

Restriction and Rejection of Purchase Orders. The Tamarack Funds, the Distributor, or their agent reserve the right to restrict or reject, for any reason, without any prior notice, any purchase order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Money Market Funds’ SAI. The Funds make certain portfolio holdings information available on their website, which is accessed by using the Funds’ link at www.voyageur.net. Within approximately 10 business days of each calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

Dividends, Distributions and Taxes

Dividends and Distributions

Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account.

Each Fund will declare and pay its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. Each Fund normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV, unless a shareholder elects otherwise.

Taxes

Dividends paid out of a Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of long-term capital gains, if any, earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Dividends paid by the Institutional Tax-Free Money Market Fund from tax-exempt interest income generally are exempt from regular federal income tax.

Because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year, your Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you generally should not realize a taxable gain or loss if the Fund maintains a stable share price.

18

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The Tamarack Money Market Funds described in this prospectus were previously separate series of Great Hall® Investment Funds, Inc. and were reorganized as series of Tamarack Funds Trust effective April 16, 2004. Unless otherwise noted, information contained in this prospectus regarding Fund fees and expenses prior to April 16, 2004 relates to the predecessor funds.

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. This information was audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available at www.voyageur.net or by calling 1-800-422-2766.

19

Institutional Prime Money Market Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
Year Ended September 30, 2008	$1.00	0.03	(a)		(b)	0.03		(0.03)	(0.03)
Year Ended September 30, 2007	1.00	0.05			(b)	0.05		(0.05)	(0.05)
Year Ended September 30, 2006	1.00	0.04		—		0.04		(0.04)	(0.04)
Year Ended September 30, 2005	1.00	0.02			(b)	0.02		(0.02)	(0.02)
Period Ended September 30, 2004 (c)	1.00		(b)		(b)		(b)	(b)	(b)
Year Ended July 31, 2004	1.00	0.01			(b)	0.01		(0.01)	(0.01)

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets
Year Ended September 30, 2008	$1.00	3.52%		$1,889	0.28%		3.39%
Year Ended September 30, 2007	1.00	5.23%		1,420	0.27%		5.11%
Year Ended September 30, 2006	1.00	4.53%		1,199	0.28%		4.51%
Year Ended September 30, 2005	1.00	2.48%		790	0.28%		2.47%
Period Ended September 30, 2004 (c)	1.00	0.21	%(d)	643	0.29	%(e)	1.26	%(e)
Year Ended July 31, 2004	1.00	0.85%		656	0.29%		0.85%

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from August 1, 2004 to September 30, 2004.

(d)	Not Annualized.

(e)	Annualized.

20

Institutional Tax-Free Money Market Fund

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions
Year Ended September 30, 2008	$1.00	0.02	(a)		(b)	0.02		(0.02)	(0.02)
Year Ended September 30, 2007	1.00	0.03			(b)	0.03		(0.03)	(0.03)
Year Ended September 30, 2006	1.00	0.03		—		0.03		(0.03)	(0.03)
Year Ended September 30, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Period Ended September 30, 2004 (c)	1.00		(b)		(b)		(b)	(b)	(b)
Year Ended July 31, 2004	1.00	0.01		—		0.01		(0.01)	(0.01)

				Ratios/Supplemental Data
	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets
Year Ended September 30, 2008	$1.00	2.45%		$540	0.28%		2.41%
Year Ended September 30, 2007	1.00	3.43%		569	0.29%		3.38%
Year Ended September 30, 2006	1.00	2.94%		406	0.30%		2.91%
Year Ended September 30, 2005	1.00	1.78%		358	0.28%		1.79%
Period Ended September 30, 2004 (c)	1.00	0.16	%(d)	387	0.30	%(e)	0.98	%(e)
Year Ended July 31, 2004	1.00	0.72%		355	0.32%		0.72%

(a)	Per share investment income has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from August 1, 2004 to September 30, 2004.

(d)	Not Annualized.

(e)	Annualized.

21

Privacy Policy

Tamarack Funds
Notice of Privacy Policy & Practices

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the Tamarack Funds but do not invest in the Tamarack Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Tamarack Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the Tamarack Funds:

	•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds;

	•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds;

	•	to maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Tamarack Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.

22

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Money Market Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contact the Funds at:

Tamarack Funds P.O. Box 219757 Kansas City, MO 64121-9757 Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.voyageur.net for a free copy of a Funds’ prospectus, SAI, annual or semi-annual report.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

Tamarack Funds
c/o BFDS
P.O. Box 219757
Kansas City, MO 64121-9757

TAM INST MM PROSP 1/09

ACCESS CAPITAL COMMUNITY
INVESTMENT FUND

PROSPECTUS

January 28, 2009

Class A
Class I

Access Capital Strategies
A division of Voyageur Asset Management Inc.

155 Federal Street, 16th Floor
Boston, Massachusetts 02110
617.236.7274
www.voyageur.net/accesscapital

Investment Advisor:
Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402-1240
www.voyageur.net

Questions?
Call 1-800- 973-0073 or your investment representative

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Risk/Return Summary and Fund Expenses
This Prospectus describes the Access Capital Community Investment Fund (the “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes the Fund’s investments, risks, past performance, and fees.	1	Investment Objective, Principal Investment Strategies, Principal Risks and Performance Information
	6	Fees and Expenses

Additional Information
	8	Designated Target Regions
	8	Community Investments

Fund Management
Review this section for details on the people and organizations who oversee the Fund. The Fund is managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	10	Investment Advisor
	11	Portfolio Managers
	12	Other Service Providers
	12	Payments by Service Providers

Shareholder Information
Review this section for details on how shares are valued, how to purchase and sell shares, related charges and payments of dividends and distributions.	13	Pricing of Fund Shares
	14	Investment Minimums
	15	Purchasing and Adding to Your Shares
	18	Selling Your Shares
	20	Additional Information About Purchasing and Selling Shares
	23	Market Timing and Excessive Trading
	24	Disclosure of Portfolio Holdings
	25	Distribution Arrangements/Sales Charges
	27	Distribution and Service (12b-1) Fees
	27	Dividends, Distributions and Taxes
	28	Organizational Structure

Financial Highlights
29

Privacy Policy
31

Back Cover
Where to Learn More About the Fund

Risk/Return Summary and Fund Expenses

Investment Objectives. To invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing primarily in debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund defines instruments supporting the “affordable housing industry” to include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low- and moderate- income (“LMI”) individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund may borrow money from banks and enter into repurchase agreements to obtain additional funds to make investments.

Community Investments. At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder’s Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder’s returns will be based on the investment performance of the Fund’s blended overall portfolio of investments, not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that all of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”) and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions. In most cases, “qualified investments” are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA qualifying investments that relate to the institution’s assessment area.

Investment Program. The Fund is designed for investors seeking a competitive return on investment from a high credit quality fixed income fund that supports underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be investors seeking a fixed income investment with high credit quality to assist in their asset allocation program. Investors may also be seeking to make investments in underserved communities or fulfilling other socially responsible or mission related investment objectives. Those investors that are not subject to CRA requirements do not receive CRA credit for their investments.

Investments in which the Fund may invest include, but are not limited to, 15- and 30- year fixed rate one- to four- family mortgage backed securities, adjustable rate one- to four- family mortgage backed securities, multifamily mortgage backed securities, securitized adjustable rate small business loans, fixed rate small business loans, taxable municipal securities, securitized student loans and structured investments.

Concentration in the Affordable Housing Industry. Under the prevailing definition of the phrase “industry concentration,” the Fund will be concentrated in the affordable housing industry. This means that the Fund will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry.

As a result of its concentration in the affordable housing industry, the Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association (“Ginnie Mae”) and government sponsored enterprises (“GSEs”), such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Housing Administration (“FHA”) project loans, and tax-exempt debt issued by state housing finance authorities (“HFAs”) to finance their work in affordable housing. Ginnie Mae securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. FHA project loans are mortgage loans insured by the FHA and backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the conservator of Fannie Mae and Freddie Mac for an indefinite period. As conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by Fannie Mae and Freddie Mac, the U.S. Department of Treasury, through a secured lending

1

credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of these entities to meet their obligations.

Credit Quality. The Fund will only invest in securities (i) having a rating (or credit enhancement by one or more entities having a rating) in the highest category assigned by a nationally recognized statistical rating organization (e.g., at least “Aaa” from Moody’s or “AAA” from Standard & Poor’s; (ii) be deemed by the Advisor to be of comparable quality to securities so rated even though such securities are unrated; or (iii) issued or guaranteed by the U.S. Government, government agencies, or government sponsored enterprises (“GSEs”). These credit quality guidelines apply to securities at the time of purchase. Subsequent changes in credit quality, including downgrades due to changes in status of credit enhancers, will not require automatic action by the Fund.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: active management risk, call risk, concentration risk, coordination of investments risk, counterparty risk, derivatives risk, general economic and market conditions risk, government intervention in financial markets risk, interest rate risk, issuer/credit risk, leverage risk, liquidity risk, market risk, prepayment risk, and qualification for CRA credit risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” – or repay – a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Concentration Risk. The Fund’s investments are expected to be closely tied to the affordable housing industry. As a result, its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased as Fund investments will be uniquely structured to achieve the financial and economic objectives of the Fund. The Advisor will often play a significant role in the structuring of Fund investments. The development of such securities will often require the Advisor to cooperate with a variety of organizations, including but not limited to financial institutions, foundations, state agencies, community groups, national credit enhancers, and other government entities. A lack of interest of other entities in developing investments could adversely affect the realization of the economic and financial objectives of the Fund. The success of developing credit enhancement for Fund investments will depend, in large part, on the availability of funds these organizations have for such activity and/or the amount of payment they expect to receive for their credit guarantees. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund’s investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty to the Fund’s transactions or of any service provider to the Fund. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

General Economic and Market Conditions Risk. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in

2

Risk/Return Summary and Fund Expenses

laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Government Intervention in Financial Markets Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Voyageur will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates. Maturities for securities held by the Fund will vary by type of investment. For example, mortgage backed securities will typically have maturities up to thirty years while securitized small business loan transactions may have maturities of up to ten years.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers for Fund investments. Changes in credit ratings of GSEs, HFAs, or private credit enhancers may constrain their value to the Fund as potential sources of credit enhancement. Information about a security’s credit quality may be imperfect and a security may have its credit rating unexpectedly downgraded at any time.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk. The Fund also expects to be required to pledge portfolio assets as collateral for its borrowings. If the Fund is unable to service the borrowings, the Fund may risk the loss of such pledged assets. Lenders also may require that the Fund agree to loan covenants that could restrict its investment flexibility in the future, and loan agreements may provide for acceleration of the maturity of the indebtedness if certain financial tests are not met. The Fund may be required to dispose of or seek prepayment of assets at a time it would otherwise not do so to repay indebtedness in a timely fashion.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Because the Fund is “non-diversified” and therefore may invest a greater percentage of its assets in the securities of a particular issuer than “diversified” mutual funds, its performance may be more volatile than diversified funds.

3

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution’s delineated CRA assessment area. The Fund expects that all investments made by the Fund will be considered eligible for regulatory credit under the CRA. There is no guarantee, however, that an investor will receive CRA credit for its investment in the Fund. For example, a state banking regulator may not consider the Fund eligible for regulatory credit. If CRA credit is not given, there is a risk that an investor may not fulfill its CRA requirements.

4

Risk/Return Summary and Fund Expenses

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad-based securities indexes. The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities. The 80/20 Composite Index is an unmanaged index weighted 80% to the Merrill Lynch Conventional 30-Year Mortgage Backed Securities Index and 20% to the Merrill Lynch 1-10 Year US Treasury Index. The Merrill Lynch Conventional 30-Year Mortgage Backed Securities Index is an unmanaged index that tracks the performance of 30-year fixed-rate residential mortgage pass-though securities issued by Fannie Mae and Freddie Mac with at least one year remaining term to final maturity. The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index that tracks the performance of direct obligations of the U.S. Treasury with between one and ten years remaining to final maturity. The indexes reflect no deductions for fees, expenses or taxes. Past performance does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of all dividends and distributions.

As of the date of this Prospectus, Class A shares had not commenced operations; therefore, no performance information for Class A shares is provided. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ.

Performance Bar Chart1
Calendar Year Total Returns for Class I Shares
(Results in the bar chart do not reflect taxes.)

During the periods shown in the chart for the Fund:	Quarter	Year	Returns

Best quarter:	Q3	2001	6.05%

Worst quarter:	Q2	2001	(2.66)%

5

Performance Table1

Unlike the bar chart above, the investment results in the table below show returns after tax based on rules mandated by the Securities and Exchange Commission. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares throught tax-deferred arrangements such as qualified retirement plans. The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will vary.

Average Annual Total Returns
(for the periods ended December 31, 2008)

	Past Year	Past 5 Years	Past 10 Years	Since Inception[3]
Class I Return Before Taxes	3.11%	3.93%	5.02%	4.97%
Class I Return After Taxes on Distributions	1.26%	2.18%	2.93%	2.88%
Class I Return After Taxes on Distributions and Sale of Shares	2.00%	2.32%	3.01%	2.96%

Barclays Capital U.S. Securitized Index[2]	4.64%	4.70%	5.69%	5.75%
Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.81%
80/20 Composite Index[2]	9.12%	5.69%	6.11%	N/A

[1]

The Fund commenced operations on July 28, 2008. The performance in the bar chart and table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

[2]	Returns reflect no deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	Performance for this time period is based on an inception date of July 1, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	1.00%[2]	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees[3]	0.63%	0.63%
Interest Expense[4]	0.75%	0.75%
Distribution (12b-1) Fees[5]	0.25%	None
Other Expenses[6]	0.15%	0.15%

Total Annual Fund Operating Expenses[7]	1.78%	1.53%

6

Risk/Return Summary and Fund Expenses

[1]

Sales charges decline for purchases of $100,000 or more. See “Distribution Arrangements/Sales Charges – Front-End Sales Charges” below. This sales charge will be waived for accounts invested through wrap programs in which the Fund participates.

[2]

A 1.00% contingent deferred sales charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1,000,000 or more on which no initial sales charge was paid. See “Distribution Arrangements/Sales Charges – Contingent Deferred Sales Charges” below.

[3]

The Fund pays the Advisor an advisory fee at the annual rate of 0.50% of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. For the fiscal period ended September 30, 2008, the use of leverage increased this ratio to 0.63% of the Fund’s average gross assets less accrued liabilities, other than indebtedness for borrowing. If the Fund did not use leverage, the annual Management Fees ratio would have been 0.50%.

[4]

For the fiscal period ended September 30, 2008, the Fund employed leverage by borrowing in an amount equal to approximately 23% of the Fund’s average gross assets less accrued liabilities, other than indebtedness for borrowing. It is the Fund’s policy to borrow money only in amounts up to 25% of its average gross assets less accrued liabilities, other than indebtedness for borrowing.

[5]

Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the Financial Industry Regulatory Authority. Under the 12b-1 plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of the Fund. Currently, the Board of Trustees has approved an annual limit of 0.25%.

[6]

Other Expenses are based on actual expenses, excluding non-recurring recoupment expense, for the period from June 1, 2008 through September 30, 2008. The Advisor has agreed to waive or limit fees through January 31, 2010, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution Fees, at 0.20% of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective Prospectus. Other expenses include indirect fees and expenses of acquired funds less than 0.01%.

[7]

Class A shares are a new class of shares of the Fund and the Total Annual Fund Operating Expenses shown for this class are expected to vary from the Class I shares only by the amount of the 12b-1 fees.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

•	a $10,000 investment

•	5% annual return and reinvestment of dividends and distributions

•	redemption at the end of each period

•	the Fund’s operating expense levels remain the same from year to year

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class I

One Year After Purchase	$549	$164
Three Years After Purchase	$914	$508
Five Years After Purchase	$1,303	$876
Ten Years After Purchase	$2,391	$1,911

7

Additional Information

Designated Target Regions

At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amounts invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. Regulated financial institutions make a Designated Target Region election for their investment for purposes of seeking CRA credit. Others may do so to target their investments to their community or jurisdiction. Investors who purchase under $500,000 are not eligible to select a Designated Target Region. Investors who purchase between $500,000 and $999,999 may elect to allocate their investment to a Designated Target Region at a single state or multiple state level. Investors who purchase over $1 million may elect to allocate their investment to a Designated Target Region in a single or multiple state, Metropolitan Statistical Area, county, or city. In determining whether an investor is eligible to elect to allocate a particular investment to a Designated Target Region, that investment will be aggregated with the investor’s existing account value. Investors who do not select or are ineligible to select a Designated Target Region will be assigned to any geography within the United States determined by the Advisor. If eligible, an investor may elect a Designated Target Region by completing the appropriate section of the account application.

Each investor will be a shareholder of the Fund, not just of the investments in its Designated Target Region(s). The financial returns on a shareholder’s investment will be determined by that shareholder account’s proportionate share of the total assets in the Fund’s blended overall portfolio, not just by the performance of the assets in the Designated Target Region(s) selected by that shareholder.

Community Investments

Community Reinvestment Act of 1977. The CRA requires the four federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), the Federal Deposit Insurance Corporation (“FDIC”), and the Office of Thrift Supervision (“OTS”), to encourage the institutions they regulate to help meet the credit needs of their local communities, including LMI neighborhoods. Each agency has promulgated rules for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size and business lines. An institution’s CRA performance can also be adversely affected by evidence of discriminatory credit practices regardless of its asset size.

CRA Qualified Investments. A predecessor of the Fund received an interpretative letter from the Federal Financial Institutions Examination Council (“FFIEC”) stating that it was considered eligible for regulatory credit under the CRA. Throughout the period that the predecessor fund operated as a business development company, investments in the fund were considered qualified investments under the CRA. The Fund expects that, as a registered investment company, it will continue to be considered eligible, but there is no guarantee that future changes to the CRA or future interpretations by the FFIEC will not affect the continuing eligibility of the Fund’s investments. So that the Fund itself may be considered a qualified investment, the Fund will seek to invest only in investments that meet the prevailing community investing standards put forth by U.S. regulatory agencies.

In most cases, “qualified investments,” as defined by the CRA, are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA qualifying investments that relate to the institution’s assessment area.

As defined in the CRA, qualified investments are any lawful investments, deposits, membership shares or grants that have as their primary purpose community development. The term “community development” is defined in the CRA as: (1) affordable housing (including multifamily rental housing) for LMI individuals; (2) community services targeted to LMI individuals; (3) activities that promote economic development by financing businesses or farms that meet the size eligibility standards of applicable requirements or have gross annual revenues of $1 million or less; or (4) activities that revitalize or stabilize LMI geographies, designated disaster areas; or distressed or underserved non-metropolitan middle-income geographies designated by the federal banking regulators.

8

Additional Information

Investments are not typically designated as qualifying investments at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be a qualifying investment with respect to a specific shareholder. The final determinations that Fund shares are qualifying investments are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s determinations.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize LMI areas. For institutions whose primary regulator is the FRB, OCC or FDIC, the Advisor may also consider whether an investment revitalizes or stabilizes a designated disaster area or an area designated by those agencies as a distressed or underserved non-metropolitan middle-income area.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between a purchase of Fund shares by an investor and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA qualified investments in the relevant areas. In some cases, the Advisor expects that CRA qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA qualified investments, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be a qualifying investment.

9

Fund Management

Investment Advisor

The Fund is advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”). Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and 46 other countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of September 30, 2008, Voyageur’s investment team managed approximately $32.9 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of fifty basis points (0.50%) of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the Advisor has an incentive to use leverage to increase the amount of assets upon which it may charge a fee. As of September 30, 2008, the impact of leverage raised the management fee to approximately sixty-three basis points (0.63%).

Prior to July 28, 2008, Access Capital Strategies LLC (“Access”), 419 Boylston Street, Suite 501, Boston, Massachusetts 02116, served as investment advisor and Voyageur served as sub-advisor to the predecessor of the Fund. As sub-advisor, Voyageur received from Access an annual sub-advisory fee, payable monthly, at an annual rate of fifteen basis points (0.15%) of the predecessor fund’s average gross monthly assets, less accrued liabilities other than indebtedness for borrowings.

Access and Voyageur have worked together providing portfolio management services as investment advisor and investment sub-advisor, respectively, of the predecessor fund since 2006. During that time the two firms have worked closely in many areas in addition to portfolio management. Access and Voyageur personnel have collaborated in marketing, separate account management, client service and new business development. To take advantage of potential economies of scale associated with being part of a larger fund complex, the predecessor fund was reorganized into the Fund, a newly formed series of the Tamarack Funds Trust to be managed by Voyageur. In a separate transaction, substantially all of the assets of Access were acquired by Voyageur.

Effective July 28, 2008, upon the reorganization of the predecessor fund into the Fund, Voyageur serves as investment advisor to the Fund. The Advisor has agreed to contractually waive or limit fees through January 31, 2010, to maintain “Other Expenses,” which does not include “Interest Expense,” “Management Fees” or “Distribution Fees,” at 0.20%. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective Prospectus.

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be included in the Fund’s Semi-Annual Report for the period ended March 31, 2009.

10

Fund Management

Portfolio Managers

Voyageur is responsible for the overall management of the Fund’s portfolio. Voyageur employs a team approach to the management of the Fund, with no individual team member being solely responsible for investment decisions. The team members are jointly and primarily responsible for security analysis, industry recommendations, cash positions, purchase and sell decision making processes and general daily oversight of the Fund’s portfolio. The members of Voyageur’s fixed income funds team are:

Portfolio Manager Name	Title	Role on Fund Since[1]	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years

John M. Huber	Senior Managing Director, Chief Investment Officer – Fixed Income	Co-Portfolio Manager on Fund since 10/2006	17 years	MBA Finance University of Minnesota, BA University of Iowa, CFA Member	Senior Managing Director and Chief Investment Officer – Fixed Income at Voyageur since 2004. Principal and senior portfolio manager at Galliard Capital Management 1995 to 2004

David F. Sand	Managing Director, Chief Investment Officer	Co-Portfolio Manager on Fund since 05/1997	25 years	AB Princeton University, MA Public Administration, Harvard University	President, Chief Investment Officer and Co-Managing Member, Access Capital Strategies LLC since 1997

Brian Svendahl	Managing Director, Senior Portfolio Manager	Co-Portfolio Manager on Fund since 10/2006	16 years	BS, University of Minnesota, BBA and MBA, University of Minnesota, Carlson School of Management, CFA Member

Voyageur Asset Management Inc., Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President, March 2000 to December 2005; Risk Management Consultant and Vice President, Portfolio Strategies, March 1999 to March 2000

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Equity and Fixed Income Funds’ Statement of Additional Information (“SAI”).

1 The Fund commenced operations on July 28, 2008. The information in this column reflects the role of the portfolio managers on the Fund and the predecessor to the Fund, since inception.

11

Fund Management

Other Service Providers

Co-Administrator. Voyageur provides certain administrative services to the Fund.

Distributor. Tamarack Distributors Inc. (“Distributor”), located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is the distributor of the Fund’s shares. The Distributor is a member of Financial Industry Regulatory Authority, and (like Voyageur) is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc.

Co-Administrator and Fund Accounting Agent. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Fund.

Dividend Paying Agent and Transfer Agent. The transfer agent, dividend paying agent, and registrar for the Fund’s shares is UMB Fund Services (“UMBFS”), located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.

Custodian. The Fund’s custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Payments By Service Providers

The Advisor, Administrator and/or Distributor may make payments, out of their own resources and at no additional cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund’s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

12

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) of each class of shares of the Fund is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of the class. The NAV is calculated separately for each class of shares.

NAV=	Total Assets of Class – Liabilities
Number of Shares of Class Outstanding

You can find the Fund’s NAV daily in various newspapers, at www.bloomberg.com, www.voyageur.net, or by calling
1-800-973-0073.

The per share NAV for each class of shares of the Fund is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or on days the primary trading markets for the Fund’s portfolio instruments are open.

Your order for purchase or sale of shares is generally priced at the next NAV calculated after your order is received in good order by the Fund’s transfer agent on any day that the NYSE is open for business. For example: If you place a purchase order to buy shares of the Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

Generally, you may purchase or redeem shares of the Fund on any day when the NYSE is open. Purchases and redemptions may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the Fund may accept purchase and redemption orders on those days when the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. On such days, the Fund would also price shares, typically at 4:00 p.m. Eastern time.

Valuation of Portfolio Securities

On behalf of the Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Fund’s securities, other than short-term debt obligations, are generally valued at current market prices. The Pricing and Valuation Procedures generally require fixed income securities to be priced by approved pricing agents and equity securities to be priced by readily available market quotations. For certain mortgage-backed securities held by the Fund, a price is obtained from an approved pricing agent and adjusted to reflect the CRA premium indicated by the pricing agent. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available or available prices do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies will be used in situations such as the following: a price is determined to be stale (that is, it cannot be valued using the standard pricing method because a recent sale price, bid and asked quotation or other applicable pricing indicator is not available) on more than five consecutive days on which the Fund calculates its NAV; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific

13

Shareholder Information

issuer, such as a bankruptcy filing. These methodologies are intended to ensure that the Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution.

Investment Minimums

You may purchase shares of the Fund through the Fund’s Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment

Amount

Class I Shares

Regular Institutions or Individuals	$1,000,000

Through qualified retirement benefit plans	$0

Class A Shares

Regular Account	$2,500

Uniform Transfer/Gifts to Minors Accounts	$250

With Automatic Monthly Investments	$100

Minimum Additional Investment
Amount

Class I Shares

By mail or wire	$10,000

Class A Shares

By telephone, mail or wire	$100

With Automatic Monthly Investments	$50

1

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its agent, UMBFS. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

14

Shareholder Information

Purchasing and Adding to Your Shares

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. Otherwise, follow the instructions below.

You may purchase shares directly from the Fund by completing a new account application. Contact UMBFS, the Fund’s transfer agent at 1-800-973-0073 or go to www.voyageur.net to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	•	Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•

Make your check payable to “Access Capital Community Investment Fund.” The Fund does not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

	•	Mail your application and check to:

Access Capital P.O. Box 2175 Milwaukee, WI 53201-2175

	•	By overnight courier, send to:

Access Capital 803 West Michigan Street Milwaukee, WI 53233-2301

By Wire	•	To purchase shares by wire, the Fund’s transfer agent must have received a completed application and issued an account number to you.

	•	Call 1-800-973-0073 for instructions prior to wiring funds.

	•	Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a. ABA# 101000695
For Credit to Access Capital Community Investment Fund A/C# 9871418391
For further credit to: Access Capital Community Investment Fund; investor account number; name(s) of investor(s); SSN or TIN

Questions?
Call 1-800-973-0073 or your investment representative.

15

Shareholder Information

To Add to an Account

To add to an account, you may follow any one of the following steps:

By Telephone (Class A Shares Only)	1-800-973-0073

You may make additional investments in Class A shares ($100 minimum) by telephone. After the Fund receives and accepts your request, the Fund will deduct from your checking account the cost of the shares.

By Mail	•	Make your check payable to “Access Capital Community Investment Fund”.

	•	Mail the stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:
• Account name and account number
• Share class

	•	Your investment must meet the minimum additional investment requirements for Class A shares or Class I shares.

	•	Mail your additional investment to:
Access Capital P.O. Box 2175 Milwaukee, WI 53201-2175

	•	By overnight courier, send to:
Access Capital 803 West Michigan Street Milwaukee, WI 53233-2301

By Wire	•	Send your investment to UMB Bank, n.a. with these instructions:

UMB Bank, n.a. ABA# 101000695
For Credit to Access Capital Community Investment Fund A/C# 9871418391
For further credit to: Access Capital Community Investment Fund; investor account number; name(s) of investor(s); SSN or TIN

	•	Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Fund.

You should notify the Fund by telephone that you have sent a wire purchase order to UMBFS.

Automatic Monthly Investment (Class A Shares Only)

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 is also required.

Questions?
Call 1-800-973-0073 or your investment representative.

16

Shareholder Information

Information Regarding Class A Shares

You can also add to your Class A shares account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Automatic Monthly Investments

Automatic Monthly Investments are processed through an automated clearing house (“ACH”) whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account. You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 is also required.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions (capital gains and dividends) in cash, (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Fund without a sales charge. You must maintain the minimum balance in the Fund to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Distributions

Dividends and distributions of less than $10 will be automatically reinvested. Dividends and distributions of $10 or more will also be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of the Fund due to differences in distribution expenses. Capital gains are distributed at least annually.

17

Shareholder Information

Selling Your Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

To sell shares please contact UMBFS, the Fund’s transfer agent:

By Phone	at 1-800-973-0073

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Access Capital P.O. Box 2175 Milwaukee, WI 53201-2175

1. In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

2. Mail or courier the letter to the applicable address above or below.
By Overnight Courier	Access Capital c/o UMBFS 803 West Michigan Street Milwaukee, WI 53233-2301
By Wire

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $15 fee is deducted for Class A shares. If your written request is received in good order before 4:00 Eastern time, the Fund will normally wire the money on the following business day. If the Fund receives your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a Medallion signature guarantee is required.

Systematic Redemption Plan (Class A Shares Only)

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until you or the Fund cancel the plan. Depending upon how long you have held your shares, redemption fees and contingent deferred sales charges may apply for Class A Shares.

18

Shareholder Information

You may withdraw from your account at any time in the following amounts:

Withdrawing Money from Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

	•	any amount up to $50,000 for redemptions requested by mail without a Medallion signature guarantee*

	•	any amount for redemptions requested by mail with a Medallion signature guarantee

	•	$1,000 or more for redemptions wired to a bank or similar account ($15 fee for Class A shares)**

	•	$50 or more for redemptions by a systematic redemption plan

	•	$100 or more via ACH (there is no fee but proceeds may take 3 to 5 business days to reach your account)

	•	up to $50,000 by telephone (for authorized accounts)

*

A Medallion signature guarantee is required for: (1) a redemption requested to be mailed to an address different from the address of record; or (2) a redemption requested to be mailed to an address that has been changed within the past 30 days.

**	A Medallion signature guarantee is required for a redemption requested to be wired to a bank account or similar account that is not on file.

Please refer to “Additional Information about Purchasing and Selling Shares” below.

Questions?
Call 1-800-973-0073 or your investment representative.

19

Shareholder Information

Additional Information About Purchasing and Selling Shares

The Fund cannot process transaction requests unless they are properly completed as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. All purchases must be in U.S. dollars. Third-party checks, starter checks and credit card convenience checks are not accepted.

The Fund may waive its minimum purchase requirement.

Class A Eligibility. Class A shares of the Fund are available to investors who meet the minimum initial investment requirements. There is a $2,500 minimum initial investment requirement for Class A shares and a $100 minimum requirement for additional investments.

Class I Eligibility. Class I shares of the Fund are offered solely to individuals and institutions with a $1,000,000 minimum requirement for initial investment, and a $10,000 minimum requirement for additional investments. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider.

Minimum Account Size. You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for Class A shareholder accounts and $1,000,000 for Class I shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No CDSC or redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

Timing of Purchases and Sales of Shares. You may purchase or sell shares of the Fund at their offering price, which is the NAV next determined after your request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a business day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a business day will be processed the next business day at the next business day’s NAV. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased along with payment for the shares. If you are paying with federal funds (wire), your order will be considered received when the Fund or its agent receives the federal funds.

The Fund, its Advisor and its transfer agent reserve the right to reject any purchase request for any reason. The Fund may accept orders to purchase Fund shares in-kind with securities, rater than with cash, when the offered securities are consistent with the Fund’s investment objectives and policies. Acceptance of such purchases will be at the Advisor’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

The Fund tries to send redemption proceeds as soon as practical. The Fund cannot accept requests that contain special conditions or effective dates. The Fund may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 days of purchase, the Fund will delay sending you proceeds until it has collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address as been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Customer Identification. Mutual funds, including the Fund, must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, the Fund or its agents may not be able to open a Fund account. Investors must provide their full name, residential or business address, social security or tax identification number and date of birth (as applicable). Entities such as trusts, estates, corporations and partnerships must provide other identifying information. The Fund or its agents may share identifying information with third parties for the purpose of verification. If the Fund or its agents cannot verify identifying information after opening an account, the Fund reserves the right to close the account.

Medallion Signature Guarantees. The Fund will require the Medallion signature guarantee of each account owner in the following situations: (1) to change ownership on your account; (2) to send redemption proceeds to a different address than is

20

Shareholder Information

currently on the account; (3) to have the proceeds paid to someone other than the account’s owner; (4) to transmit redemption proceeds by federal funds wire or automated clearinghouse to a bank other than your bank of record; (5) to change the name on your account due to marriage or divorce; (6) if a change of address request has been received by the transfer agent within the last 30 days; or (7) if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile. The Fund requires Medallion signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-973-0073.

Redemption in Kind. The Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

No Exchange Privilege. Shares of the Fund are not eligible to be exchanged for shares of other Tamarack Funds.

Form of Distributions. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via wire transfer, ACH, or have distributions reinvested back into your account with the Fund.

Telephone Purchase and Redemption Privileges. Shareholders who open accounts with the Fund are automatically granted telephone purchase and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Fund. If you call the Fund, the Fund’s representative may request personal identification and tape record the call.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Fund may only be offered in the United States to United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares outside of the United States.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Fund’s policies and procedures, we may reject and return your application or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

Avoid Backup Tax Withholding

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of your taxable distributions or redemption proceeds.

21

Shareholder Information

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-973-0073 for more information.

•	Uniform Transfers/Gifts to Minors Accounts

•	Transfer on Death (“TOD”) Accounts

•	Accounts for corporations, partnerships and retirement plans

Telephone Services

The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Fund will be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests. During periods of increased market activity, you may have difficulty reaching the Fund by telephone. If this happens, contact the Fund by mail.

Shareholder Mailings

To help lower operating costs, the Fund attempts to eliminate mailing duplicate documents to the same address. When two or more Fund shareholders have the same last name and address, the Fund may send only one Prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Fund at 1-800-973-0073 and requesting the additional copies of Fund documents.

22

Shareholder Information

Market Timing and Excessive Trading

Market timing may interfere with the management of the Fund’s portfolio and result in increased costs. The Fund does not accommodate market timers. On behalf of the Fund, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Fund for costs associated with it.

Restriction and Rejection of Purchase Orders. The Fund reserves the right to restrict or reject, for any reason, without any prior notice, any purchase order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment.

The Fund’s market timing policy applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the Fund may be limited in its ability to detect excessive trading or enforce its market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the Fund identifies an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Fund, even if specified limits have not been reached, the Fund may take steps to restrict or prohibit further trading in the Fund by that investor or through that intermediary. As stated above, the Fund reserves the right to restrict or reject a purchase order for any reason without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Fund and its agents to prevent market timing, there is no guarantee that the Fund will be able to prevent all such practices. For example, the Fund may receive purchase and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Fund being unable to monitor the purchase and redemption activity of a particular shareholder. To the extent that the Fund and its agents are unable to curtail excessive trading practices in the Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

To the extent that the Fund invests in securities that may trade infrequently, such as private placements, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. Because these securities may trade infrequently, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

23

Shareholder Information

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the SAI.

24

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges. The Class I shares of the Fund have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A shares.

	Class A	Class I
Sales Charge (Load)	Maximum sales charge of 3.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No sales charge.
Distribution and Service (12b-1) Fee	0.25%[1]	None

1

Under the 12b-1 plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of the Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

Front-End Sales Charges

Front-end sales charges are imposed on sales of Class A shares of the Fund at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares” below.) These sales charges will be waived for purchases (i) in accounts invested through wrap programs in which the Fund participates, (ii) through “one-stop” mutual fund networks, (iii) through trust companies and banks acting in a fiduciary, advisory, agency, custodial or similar capacity, or (iv) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers, expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of		Dealer Concession as a Percentage of Offering Price
For Purchases:	Offering Price	Net Amount Invested
Less than $100,000	3.75%	3.90%	3.00%
$100,000 — $249,999.99	3.50%	3.63%	2.75%
$250,000 — $499,999.99	2.50%	2.56%	2.00%
$500,000 — $749,999.99	2.00%	2.04%	1.60%
$750,000 — $999,999.99	1.50%	1.52%	1.20%
$1,000,000 and over	0.00%*	0.00%	1.00%

*	A 1.00% CDSC is imposed on redemptions within one year of purchase. See “Contingent Deferred Sales Charge” below.

25

Shareholder Information

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. The following types of accounts in the Fund may be aggregated for purposes of reducing the initial sales charge:

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. You may also reduce your Class A initial sales charge by establishing a letter of intent. A letter of intent allows you to combine your investment in the Fund’s Class A shares with purchases of Fund shares that you intend to make over a 13-month period to determine the appropriate sales charge. You must provide this letter of intent to the Fund along with your account application. Capital appreciation, reinvested dividends and capital gains do not apply when calculating the total combined purchases during the 13-month period. Please be aware that a portion of your account may be held in escrow to cover the additional sales charge that may be due if your total investment in your account does not qualify for the anticipated sales charge reduction.

Rights of Accumulation. You may also take into account the current value of your existing holdings in Class A shares of the Fund to determine the appropriate sales charge on subsequent purchases. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE FUND, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

You may obtain information free of charge on sales charge reductions and waivers through a link on the Fund’s website, www.voyageur.net, or from your financial advisor.

Contingent Deferred Sales Charges

For Class A shares, a 1.00% CDSC is imposed on redemptions made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Waiving Contingent Deferred Sales Charges

The contingent deferred sales charge on Class A shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder.

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary.

26

Shareholder Information

The contingent deferred sales charge on Class A shares may also be waived for redemptions through a systematic withdrawal plan if such transactions do not exceed 12% of the value of an account annually.

Distribution and Service (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of average daily net assets attributable to Class A shares of the Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

Additional Payments. The Advisor, Administrator and/or Distributor may make payments, out of their own resources and at no additional cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund’s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Dividends, Distributions and Taxes

The Fund’s income, less expenses, is paid out in the form of dividends to its shareholders. Income dividends on the Fund are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Net capital gains, if any, are distributed at least annually.

Dividends paid out of the Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of net long-term capital gains, if any, earned by the Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year, the Fund will notify you of the tax status of dividends and other distributions.

You will recognize taxable gain or loss on a sale or redemption of your shares in the Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize a long-term capital gain or loss if you have held your fund shares for over twelve months at the time you sell them. To aid in computing your tax basis, you generally should retain your account statements for the period during which you held shares.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult a tax adviser regarding the particular tax consequences of an investment in the Fund.

27

Shareholder Information

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of Tamarack Funds Trust is vested in its Board of Trustees. At its inception in 1998, the Access Capital Strategies Community Investment Fund, the Fund’s predecessor, elected status as a business development company under the 1940 Act, but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Tamarack Funds Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008. Throughout this Prospectus, where appropriate in light of the context, the term “Fund” includes the predecessor fund.

28

Financial Highlights

The following financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Set forth in the table below is the financial information for Class I shares of the Fund for the years ended May 31, 2004 to May 31, 2008 and for the period June 1, 2008 to September 30, 2008. From its inception until May 30, 2006, the Fund elected status as a business development company, and filed its financial reports on Forms 10-Q and 10-K. The financial information in the table below has been audited by Deloitte & Touche LLP, the Fund’s Independent Registered Public Accounting Firm, whose report for the fiscal year ended May 31, 2008, along with the financial statements of the Fund, is included in the predecessor Fund’s 2008 Annual Report. The financial information for the period June 1, 2008 to September 30, 2008 has also been audited by Deloitte & Touche LLP, whose report for this period, along with the financial statements, is included in the Fund’s 2008 Annual Report dated September 30, 2008. Further information about the performance of the Fund is contained in the Fund’s annual and semi-annual reports, copies of which may be obtained without charge, by writing the Fund at the address on the inside back cover of this Prospectus or by calling 1-800-973-0073.

29

Financial Highlights

Access Capital Community Investment Fund – Class I

	For the Period June 1, 2008 to September 30, 2008[1]

		For the Year Ended May 31,
		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.48	$9.46	$9.29	$9.82	$9.62	$10.21
Net Investment income*	0.16	0.46	0.44	0.45	0.48	0.54
Realized and unrealized gain (loss)	(0.07)	0.02	0.17	(0.53)	0.20	(0.59)
Total from investment operations	0.09	0.48	0.61	(0.08)	0.68	(0.05)
Less dividends from net investment income	(0.16)	(0.46)	(0.44)	(0.45)	(0.48)	(0.54)
Net asset value, end of period	$9.41	$9.48	$9.46	$9.29	$9.82	$9.62

Total Investment Return: **
Based on net asset value per share	1.02%	5.19%	6.65%	(0.83)%	7.14%	(0.56)%

Ratios to Average Net Assets:
Expenses, net of reimbursement and excluding interest expense and investment structuring fees	0.86%	0.93%	0.79%	0.74%	0.85%	0.87%
Expenses, excluding interest expense	0.86%	0.93%	0.83%	0.73%	0.74%	0.78%
Expenses	1.61%	1.99%	1.48%	1.32%	1.13%	1.04%
Investment income—net	5.17%	4.83%	4.55%	4.72%	4.87%	5.43%

Ratios to Average Net Assets, Plus Average Borrowings: #
Expenses, net of reimbursement and excluding interest expense and investment structuring fees	0.67%	0.75%	0.70%	0.65%	0.72%	0.71%
Expenses, excluding interest expense	0.67%	0.75%	0.74%	0.64%	0.63%	0.64%
Expenses	1.25%	1.60%	1.31%	1.16%	0.96%	0.85%
Investment income—net	4.00%	3.88%	4.03%	4.13%	4.13%	4.44%

Supplemental Data:
Net assets, end of period (in thousands)	$543,404	$513,723	$474,720	$449,324	$388,299	$346,567
Portfolio turnover	1%	19%	23%	21%	33%	46%

[1]	Effective June 1, 2008, the Fund’s fiscal year end changed from May 31 to September 30.

*	Based on average shares outstanding.

**	Total investment returns exclude the effect of sales charge.

#	These ratios are calculated based upon the average net assets plus average borrowings.

30

Notice of Privacy Policy & Practices

The Fund recognizes and respect the privacy concerns and expectations of its customers, including individuals who provide their nonpublic personal information to the Fund but do not invest in the Fund’s shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Fund.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Fund under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the Fund:

	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Fund;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Fund;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Fund has delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Fund.

31

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker that sells the Fund, or contact the Fund at:

Access Capital
P.O. Box 2175
Milwaukee, WI 53201-2175
Telephone: 1-800-973-0073

You may also visit the Fund’s website at www.voyageur.net for a free copy of the Fund’s Prospectus, SAI or annual report.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

Access Capital
P.O. Box 2175
Milwaukee, WI 53201-2175

TAM AC PROSP 1/09